UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSgA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

P.O. Box 5049

Boston, Massachusetts 02111-2900

(Address of principal executive offices)(Zip code)

Copy to:

David James, Secretary SSgA Funds 4 Copley Place, 5th Floor Boston, Massachusetts 02116 (Name and Address of Agent for Service)	Phillip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code: (617) 664-2426

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1.	Schedule of Investments.

Dynamic Small Cap Fund

Clarion Real Estate Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Emerging Markets Fund

International Stock Selection Fund

High Yield Bond Fund

Quarterly Report

November 30, 2013

SSgA Funds

Quarterly Report

November 30, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Dynamic Small Cap Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.7%
Consumer Discretionary - 15.8%
Asbury Automotive Group, Inc. (a)	1,704	88,472
Big 5 Sporting Goods Corp. (b)	733	13,648
Biglari Holdings, Inc. (a)	25	12,126
Bridgepoint Education, Inc. (a)(b)	521	9,639
Bright Horizons Family Solutions, Inc. (a)(b)	260	9,061
Brown Shoe Co., Inc.	3,247	83,545
Capella Education Co. (a)	1,172	77,024
Carriage Services, Inc. (b)	1,096	20,572
CEC Entertainment, Inc. (b)	1,576	75,569
Core-Mark Holding Co., Inc.	1,011	74,632
Costa, Inc. (a)	208	4,555
Cracker Barrel Old Country Store, Inc. (b)	864	93,735
Crown Media Holdings, Inc. (Class A) (a)	4,480	15,008
Culp, Inc. (b)	613	12,401
Cumulus Media, Inc. (Class A) (a)	4,315	30,119
Dana Holding Corp. (b)	4,608	93,450
Destination Maternity Corp.	497	15,178
Digital Generation, Inc. (a)	1,617	19,097
Drew Industries, Inc.	1,609	87,224
Education Management Corp. (a)(b)	1,634	18,873
Einstein Noah Restaurant Group, Inc.	370	5,916
Entravision Communications Corp. (Class A) (b)	3,086	20,398
Express, Inc. (a)	2,123	52,247
Federal-Mogul Corp. (a)	1,371	28,133
G-III Apparel Group, Ltd. (a)	1,520	91,580
Grand Canyon Education, Inc. (a)	2,524	114,943
Harte-Hanks, Inc. (b)	993	7,904
Haverty Furniture Cos., Inc. (b)	607	17,299
Helen of Troy, Ltd. (a)(b)	1,769	86,168
hhgregg, Inc. (a)(b)	1,157	17,239
ITT Educational Services, Inc. (a)(b)	1,947	75,914
Jack in the Box, Inc. (a)	1,978	93,658
Journal Communications, Inc. (Class A) (a)(b)	1,638	15,823
Kirkland’s, Inc. (a)	1,157	29,642
La-Z-Boy, Inc. (b)	3,356	98,197
Libbey, Inc. (a)	972	22,356
Lions Gate Entertainment Corp. (a)(b)	2,021	63,944
Lithia Motors, Inc. (Class A)	1,318	87,093
Live Nation Entertainment, Inc. (a)	453	8,322

	Principal Amount ($) or Shares	Market Value $
Marriott Vacations Worldwide Corp. (a)	1,609	84,054
MDC Partners, Inc. (Class A)	930	21,167
Media General, Inc. (a)(b)	1,446	26,173
Meredith Corp. (b)	1,728	92,172
Modine Manufacturing Co. (a)(b)	4,871	64,687
Monarch Casino & Resort, Inc. (a)(b)	987	17,519
Multimedia Games Holding Co., Inc. (a)(b)	2,375	68,875
Orbitz Worldwide, Inc. (a)(b)	2,273	15,729
Papa John’s International, Inc. (b)	1,013	85,978
Penske Automotive Group, Inc. (b)	1,983	88,085
PetMed Express, Inc. (b)	1,267	19,993
Pinnacle Entertainment, Inc. (a)(b)	3,398	85,426
Red Robin Gourmet Burgers, Inc. (a)(b)	1,256	100,116
Remy International, Inc. (b)	3,043	70,689
Ruth’s Hospitality Group, Inc.	3,855	55,435
Scholastic Corp. (b)	2,172	66,333
Sonic Corp. (a)	4,670	92,419
Speedway Motorsports, Inc. (b)	384	7,730
Stein Mart, Inc. (b)	1,601	23,599
Steiner Leisure, Ltd. (a)	1,174	69,454
Stoneridge, Inc. (a)(b)	968	12,497
Texas Roadhouse, Inc. (b)	421	11,780
The Cato Corp. (Class A) (b)	2,440	83,058
The E.W. Scripps Co. (Class A) (a)(b)	1,326	26,878
Tower International, Inc. (a)(b)	962	20,673
Unifi, Inc. (a)(b)	1,520	42,165
Universal Electronics, Inc. (a)(b)	675	25,657
Weyco Group, Inc. (b)	292	8,570
Winmark Corp. (b)	90	7,709
Zale Corp. (a)(b)	1,476	21,771

		3,207,095

Consumer Staples - 4.3%
Arden Group, Inc. (Class A) (b)	94	12,219
Chiquita Brands International, Inc. (a)(b)	1,905	20,136
Fresh Del Monte Produce, Inc.	2,349	65,796
Harbinger Group, Inc. (a)(b)	2,061	24,732
Ingles Markets, Inc. (Class A) (b)	518	13,608
Inter Parfums, Inc. (b)	723	26,317
Inventure Foods, Inc. (a)(b)	1,250	15,988
J&J Snack Foods Corp. (b)	909	78,101
John B Sanfilippo & Son, Inc.	515	13,127
National Beverage Corp. (b)	411	8,680
Nature’s Sunshine Products, Inc. (b)	393	7,542

Dynamic Small Cap Fund	1

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Omega Protein Corp. (a)	2,208	29,918
Pilgrim’s Pride Corp. (a)(b)	4,715	77,232
Revlon, Inc. (Class A) (a)(b)	498	13,147
Rite Aid Corp. (a)	23,878	141,358
Spartan Stores, Inc.	502	11,646
The Andersons, Inc. (b)	1,178	100,212
The Chefs’ Warehouse, Inc. (a)(b)	157	4,029
TreeHouse Foods, Inc. (a)(b)	1,286	90,213
USANA Health Sciences, Inc. (a)(b)	533	38,968
Village Super Market, Inc. (Class A)	210	8,133
Weis Markets, Inc. (b)	1,220	62,257

		863,359

Energy - 3.2%
Adams Resources & Energy, Inc. (b)	110	6,294
Bristow Group, Inc. (b)	513	41,143
Carrizo Oil & Gas, Inc. (a)(b)	1,493	60,377
Clayton Williams Energy, Inc. (a)(b)	314	22,734
Dawson Geophysical Co. (a)	206	6,658
Gastar Exploration, Inc. (a)(b)	4,830	28,449
Green Plains Renewable Energy, Inc. (b)	780	13,478
Gulfmark Offshore, Inc. (Class A)	1,486	73,349
Jones Energy, Inc. (Class A) (a)(b)	3,969	57,352
Matador Resources Co. (a)(b)	901	19,633
Matrix Service Co. (a)(b)	1,192	26,462
Natural Gas Services Group, Inc. (a)(b)	813	24,113
Penn Virginia Corp. (a)	2,636	28,284
Renewable Energy Group, Inc. (a)(b)	1,520	17,282
REX American Resources Corp. (a)	197	6,450
RigNet, Inc. (a)(b)	383	16,270
Stone Energy Corp. (a)(b)	2,999	99,207
Synergy Resources Corp. (a)	2,321	21,910
Tesco Corp. (a)	810	14,483
TGC Industries, Inc. (b)	50	360
Triangle Petroleum Corp. (a)(b)	2,521	26,773
Westmoreland Coal Co. (a)(b)	506	7,570
Willbros Group, Inc. (a)(b)	2,387	20,934

		639,565

Financials - 24.6%
1st Source Corp. (b)	351	11,214
Allied World Assurance Company Holdings, Ltd. (b)	288	32,443

	Principal Amount ($) or Shares	Market Value $
Altisource Residential Corp. (b)	1,207	33,615
American Equity Investment Life Holding Co. (b)	4,149	98,373
American National Bankshares, Inc. (b)	316	8,203
American National Insurance Co. (b)	326	37,669
Ameris Bancorp (a)	2,082	42,619
Amtrust Financial Services, Inc. (b)	1,962	82,031
Apollo Investment Corp.	10,310	92,996
Argo Group International Holdings, Ltd. (b)	1,237	58,498
ARMOUR Residential REIT, Inc. (c)	20,288	79,326
Bancfirst Corp. (b)	854	47,593
Banner Corp. (b)	1,815	78,880
BBX Capital Corp. (Class A) (a)(b)	459	6,229
BNC Bancorp (b)	888	13,524
BofI Holding, Inc. (a)(b)	353	28,932
Capital Southwest Corp.	399	13,690
Capitol Federal Financial, Inc.	2,265	27,316
Center Bancorp, Inc. (b)	472	7,755
Central Pacific Financial Corp. (b)	490	9,741
Chemical Financial Corp. (b)	1,288	41,242
Chesapeake Lodging Trust (b)(c)	3,358	80,155
Citizens & Northern Corp. (b)	117	2,420
CNO Financial Group, Inc.	7,112	120,335
CoBiz Financial, Inc. (b)	2,135	25,300
Community Bank System, Inc. (b)	2,149	83,510
Community Trust Bancorp, Inc.	283	12,942
Cousins Properties, Inc. (b)(c)	5,851	62,664
Crawford & Co. (Class B) (b)	1,739	17,981
Credit Acceptance Corp. (a)	304	39,262
Diamond Hill Investment Group, Inc. (b)	136	16,898
Eagle Bancorp, Inc. (a)	1,737	56,644
EMC Insurance Group, Inc.	358	11,162
Employers Holdings, Inc.	2,496	81,469
Encore Capital Group, Inc. (a)(b)	1,983	94,569
Enstar Group, Ltd. (a)(b)	406	56,560
Enterprise Financial Services Corp. (b)	690	13,496
FBL Financial Group, Inc. (Class A)	1,557	71,482
FBR & Co. (a)	796	22,376
Fidelity Southern Corp. (b)	827	14,777
First Defiance Financial Corp.	462	12,474
First Interstate Bancsystem, Inc.	610	17,080
First Merchants Corp. (b)	3,340	70,775
Gain Capital Holdings, Inc. (b)	1,607	14,624

2	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

GAMCO Investors, Inc. (Class A)	314	26,439
German American Bancorp, Inc.	466	13,929
Getty Realty Corp. (b)(c)	503	9,270
Great Southern Bancorp, Inc.	299	8,877
Green Dot Corp. (a)(b)	2,744	66,542
Greenlight Capital Re, Ltd. (Class A) (a)(b)	2,407	81,862
Hanmi Financial Corp. (b)	3,038	62,461
HCI Group, Inc. (b)	560	27,882
Heritage Oaks Bancorp (a)(b)	1,005	8,030
HFF, Inc. (Class A) (b)	3,071	78,679
Home BancShares, Inc. (b)	1,586	57,350
Horace Mann Educators Corp. (b)	2,567	78,858
Horizon Bancorp/IN (b)	485	11,407
Independence Holding Co.	429	6,053
Intervest Bancshares Corp. (a)(b)	888	6,607
Investment Technology Group, Inc. (a)(b)	3,752	73,502
Kansas City Life Insurance Co. (b)	153	7,642
Lakeland Financial Corp. (b)	333	12,771
Maiden Holdings, Ltd. (b)	4,887	61,869
Manning & Napier, Inc. (b)	1,234	22,545
MB Financial, Inc.	2,784	90,786
MCG Capital Corp. (b)	1,758	8,456
Medallion Financial Corp.	822	14,582
Mercantile Bank Corp.	338	7,531
Meta Financial Group, Inc. (b)	215	8,342
Metro Bancorp, Inc. (a)	661	14,806
Montpelier Re Holdings, Ltd. (b)	2,743	79,712
National Western Life Insurance Co. (Class A) (b)	132	28,237
NBT Bancorp, Inc. (b)	3,173	82,276
Nelnet, Inc. (Class A)	1,785	80,325
New Mountain Finance Corp.	836	12,599
New Residential Investment Corp. (c)	13,039	78,756
Oritani Financial Corp.	993	16,176
Pacific Continental Corp.	596	8,606
PennantPark Investment Corp. (b)	6,572	79,981
Pinnacle Financial Partners, Inc. (b)	2,610	84,955
Platinum Underwriters Holdings, Ltd. (b)	1,271	80,581
Portfolio Recovery Associates, Inc. (a)(b)	1,795	104,828
Preferred Bank/Los Angeles CA (a)	331	6,733
Primerica, Inc. (b)	1,264	54,390
PrivateBancorp, Inc. (b)	1,803	49,997
Provident Financial Services, Inc. (b)	4,208	82,266
Regional Management Corp. (a)(b)	601	20,212

	Principal Amount ($) or Shares	Market Value $
Renasant Corp. (b)	1,612	49,650
RLI Corp. (b)	346	34,908
RLJ Lodging Trust (c)	4,037	97,453
S&T Bancorp, Inc.	2,983	78,483
Safety Insurance Group, Inc. (b)	1,279	71,816
Sandy Spring Bancorp, Inc. (b)	472	13,773
Saul Centers, Inc. (c)	307	14,929
Southwest Bancorp, Inc. (a)	548	9,409
StanCorp Financial Group, Inc. (b)	666	42,697
State Auto Financial Corp.	579	13,074
Stewart Information Services Corp. (b)	2,168	69,072
Symetra Financial Corp.	4,455	85,402
Territorial Bancorp, Inc. (b)	477	11,396
The Geo Group, Inc. (c)	2,674	87,707
The Hanover Insurance Group, Inc. (b)	577	34,799
The Navigators Group, Inc. (a)	467	31,214
Third Point Reinsurance, Ltd. (a)	475	7,914
Tree.com, Inc. (b)	274	8,267
Trico Bancshares (b)	393	10,843
United Community Banks, Inc. (a)(b)	4,482	82,245
United Fire Group, Inc.	1,445	42,989
Universal Insurance Holdings, Inc. (b)	4,118	51,063
Washington Trust Bancorp, Inc. (b)	320	11,731
Waterstone Financial, Inc. (a)(b)	565	6,396
WesBanco, Inc. (b)	2,493	78,529
West BanCorp., Inc. (b)	557	8,979
Western Alliance Bancorp (a)	4,541	105,442
Wilshire Bancorp, Inc. (b)	1,621	17,134
Wintrust Financial Corp. (b)	610	27,670
World Acceptance Corp. (a)(b)	862	79,580
WSFS Financial Corp.	170	12,910
Yadkin Financial Corp. (a)(b)	657	11,793

		4,977,819

Health Care - 7.6%
Acadia Healthcare Co., Inc. (a)(b)	923	42,643
ACADIA Pharmaceuticals, Inc. (a)(b)	577	13,438
Achillion Pharmaceuticals, Inc. (a)(b)	526	1,820
Acorda Therapeutics, Inc. (a)(b)	359	12,497
Addus HomeCare Corp. (a)(b)	851	24,679
Aegerion Pharmaceuticals, Inc. (a)	294	20,853
Affymetrix, Inc. (a)(b)	3,152	26,760
Albany Molecular Research, Inc. (a)(b)	1,688	20,391

Dynamic Small Cap Fund	3

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Alliance HealthCare Services, Inc. (a)(b)	786	22,700
Alnylam Pharmaceuticals, Inc. (a)(b)	635	38,862
AmSurg Corp. (a)(b)	1,844	89,102
Anika Therapeutics, Inc. (a)	862	29,610
Arena Pharmaceuticals, Inc. (a)(b)	1,946	12,688
Array BioPharma, Inc. (a)(b)	1,107	6,332
Atrion Corp. (b)	40	11,259
Cambrex Corp. (a)	678	13,221
Cantel Medical Corp. (b)	2,223	82,962
Celldex Therapeutics, Inc. (a)(b)	868	24,096
Clovis Oncology, Inc. (a)	98	5,907
Cornerstone Therapeutics, Inc. (a)	1,263	11,986
Corvel Corp. (a)	312	14,442
Dendreon Corp. (a)(b)	1,650	4,901
Dyax Corp. (a)(b)	1,025	8,713
Emergent Biosolutions, Inc. (a)	219	4,917
Enzon Pharmaceuticals, Inc. (b)	2,824	4,688
Exact Sciences Corp. (a)(b)	498	6,115
Exactech, Inc. (a)	489	12,166
Exelixis, Inc. (a)(b)	1,450	8,454
Genomic Health, Inc. (a)(b)	94	3,307
Greatbatch, Inc. (a)	1,908	77,522
Halozyme Therapeutics, Inc. (a)(b)	667	9,845
Idenix Pharmaceuticals, Inc. (a)(b)	299	1,606
ImmunoGen, Inc. (a)(b)	781	11,348
Immunomedics, Inc. (a)(b)	400	1,728
Infinity Pharmaceuticals, Inc. (a)	334	4,880
Insmed, Inc. (a)(b)	312	5,054
Insys Therapeutics, Inc. (a)(b)	476	20,992
InterMune, Inc. (a)(b)	590	8,160
Ironwood Pharmaceuticals, Inc. (a)(b)	729	8,325
Isis Pharmaceuticals, Inc. (a)(b)	1,242	48,140
Keryx Biopharmaceuticals, Inc. (a)(b)	564	7,834
Kindred Healthcare, Inc. (b)	4,484	75,511
Lannett Co., Inc. (a)(b)	1,194	35,271
Lexicon Pharmaceuticals, Inc. (a)(b)	1,262	3,029
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	277	15,423
Magellan Health Services, Inc. (a)	1,296	79,315
Merrimack Pharmaceuticals, Inc. (a)(b)	327	1,288
Momenta Pharmaceuticals, Inc. (a)(b)	453	8,059
National Healthcare Corp. (b)	222	12,388
Natus Medical, Inc. (a)	1,289	29,686
Neurocrine Biosciences, Inc. (a)	491	4,822
NPS Pharmaceuticals, Inc. (a)(b)	962	25,406

	Principal Amount ($) or Shares	Market Value $
Omnicell, Inc. (a)(b)	1,448	35,114
Opko Health, Inc. (a)(b)	1,940	20,448
Orexigen Therapeutics, Inc. (a)(b)	888	6,065
PDL BioPharma, Inc. (b)	1,119	10,933
PharMerica Corp. (a)(b)	906	20,457
PhotoMedex, Inc. (a)(b)	395	4,811
Prestige Brands Holdings, Inc. (a)	2,524	88,946
Raptor Pharmaceutical Corp. (a)(b)	535	7,431
Repligen Corp. (a)(b)	934	12,581
Rigel Pharmaceuticals, Inc. (a)(b)	568	1,511
Sangamo Biosciences, Inc. (a)(b)	283	3,455
Sarepta Therapeutics, Inc. (a)(b)	261	4,865
Select Medical Holdings Corp. (b)	1,146	9,924
Spectrum Pharmaceuticals, Inc. (b)	353	3,399
Staar Surgical Co. (a)(b)	874	11,030
Synageva BioPharma Corp. (a)(b)	136	8,216
Synta Pharmaceuticals Corp. (a)(b)	142	720
TESARO, Inc. (a)(b)	110	4,290
The Ensign Group, Inc. (b)	424	19,152
The Providence Service Corp. (a)	751	20,592
Triple-S Management Corp. (Class B) (a)	424	8,590
US Physical Therapy, Inc.	255	8,609
Utah Medical Products, Inc. (b)	207	11,014
Vanda Pharmaceuticals, Inc. (a)(b)	201	2,360
West Pharmaceutical Services, Inc. (b)	2,084	104,033
Zeltiq Aesthetics, Inc. (a)	1,439	25,240
ZIOPHARM Oncology, Inc. (a)(b)	279	1,166

		1,530,093

Industrials - 20.7%
A.O. Smith Corp. (b)	1,212	65,630
AAON, Inc.	768	23,631
AAR Corp. (b)	2,782	86,854
ABM Industries, Inc.	2,893	80,454
Aceto Corp.	853	18,365
Air Transport Services Group, Inc. (a)(b)	1,344	10,456
Aircastle, Ltd. (b)	4,132	77,351
Alamo Group, Inc.	451	26,478
Alaska Air Group, Inc. (b)	1,233	95,853
Alliant Techsystems, Inc. (b)	395	47,886
AMERCO, Inc. (a)	413	95,705
American Railcar Industries, Inc. (b)	242	10,503
American Woodmark Corp. (a)(b)	357	12,882
Apogee Enterprises, Inc. (b)	2,248	80,523
Argan, Inc. (b)	961	22,535
Arkansas Best Corp. (b)	3,016	98,141
Astronics Corp. (a)(b)	312	16,315
Barrett Business Services, Inc.	572	48,345

4	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Ceco Environmental Corp. (b)	759	12,091
CIRCOR International, Inc.	1,146	90,912
Coleman Cable, Inc. (b)	951	23,347
Columbus McKinnon Corp. (a)	644	17,839
Comfort Systems USA, Inc.	4,009	82,185
Courier Corp.	1,012	18,945
Curtiss-Wright Corp. (b)	1,127	59,472
Deluxe Corp. (b)	1,926	95,703
Ducommun, Inc. (a)(b)	757	19,182
EnerSys (b)	644	45,949
Engility Holdings, Inc. (a)	331	10,542
Federal Signal Corp. (a)	5,408	84,527
Franklin Covey Co. (a)	743	15,120
Furmanite Corp. (a)(b)	2,278	25,741
G&K Services, Inc. (Class A)	1,345	80,996
Generac Holdings, Inc. (b)	1,993	106,147
Global Brass & Copper Holdings, Inc. (b)	1,115	18,398
Graham Corp. (b)	248	9,270
H&E Equipment Services, Inc. (a)	3,182	90,783
Hardinge, Inc.	748	11,587
Huron Consulting Group, Inc. (a)	1,445	85,891
Hyster-Yale Materials Handling, Inc. (b)	1,032	86,028
ICF International, Inc. (a)(b)	2,067	74,784
Insteel Industries, Inc. (b)	734	14,585
John Bean Technologies Corp. (b)	2,919	86,286
Kadant, Inc.	381	15,781
Kelly Services, Inc. (Class A) (b)	751	17,453
Kforce, Inc. (b)	591	11,926
Korn/Ferry International (a)	3,452	79,948
Kratos Defense & Security Solutions, Inc. (a)(b)	2,553	17,080
L.B. Foster Co. (Class A)	437	20,482
Marten Transport, Ltd.	726	14,106
MasTec, Inc. (a)(b)	2,387	75,549
Mine Safety Appliances Co. (b)	1,476	73,534
Moog, Inc. (Class A) (a)(b)	1,587	108,979
Mueller Water Products, Inc. (Class A)	2,384	20,526
Navigant Consulting, Inc. (a)(b)	4,501	88,220
NN, Inc.	1,304	26,015
Nortek, Inc. (a)	748	54,634
Omega Flex, Inc. (a)(b)	287	5,909
Orbital Sciences Corp. (a)	3,814	89,553
Park-Ohio Holdings Corp. (a)	1,835	78,134
Patrick Industries, Inc. (a)	684	21,375
PGT, Inc. (a)	2,138	21,380
Power Solutions International, Inc. (a)(b)	340	25,432
Primoris Services Corp. (b)	2,593	74,575
Quad Graphics, Inc. (b)	2,591	67,496

	Principal Amount ($) or Shares	Market Value $
R.R. Donnelley & Sons Co.	2,361	43,679
Republic Airways Holdings, Inc. (a)(b)	5,313	59,824
Roadrunner Transportation Systems, Inc. (a)(b)	517	14,155
RPX Corp. (a)	583	9,631
Schawk, Inc.	302	4,524
SkyWest, Inc.	4,934	83,385
Sparton Corp. (a)(b)	340	8,758
Spirit Airlines, Inc. (a)	2,185	100,226
Standex International Corp.	1,224	72,118
Swift Transportation Co. (a)(b)	4,414	102,184
Teledyne Technologies, Inc. (a)(b)	1,086	100,705
The Gorman-Rupp Co. (b)	395	16,618
TrueBlue, Inc. (a)	1,479	37,774
Tutor Perini Corp. (a)(b)	3,351	82,066
Ultrapetrol Bahamas, Ltd. (a)	2,778	9,417
UniFirst Corp.	756	77,293
United Stationers, Inc. (b)	1,764	79,345
Universal Truckload Services, Inc.	414	11,919
US Ecology, Inc.	518	19,933
VSE Corp.	373	19,105
WageWorks, Inc. (a)(b)	428	24,524
West Corp. (b)	1,011	23,283

		4,192,770

Information Technology - 13.7%
Aeroflex Holding Corp. (a)	762	5,144
Alliance Fiber Optic Products, Inc. (b)	1,100	16,225
AVG Technologies NV (a)(b)	1,194	20,632
Belden, Inc. (b)	621	43,482
Benchmark Electronics, Inc. (a)(b)	3,121	71,721
Calix, Inc. (a)(b)	1,922	19,681
Cardtronics, Inc. (a)(b)	782	33,305
Cass Information Systems, Inc. (b)	279	17,507
Checkpoint Systems, Inc. (a)(b)	4,260	61,514
Constant Contact, Inc. (a)(b)	2,756	75,432
CSG Systems International, Inc. (b)	2,834	81,818
CTS Corp. (b)	781	14,199
eGain Corp. (a)(b)	1,568	18,048
Electro Rent Corp. (b)	437	9,317
Electronics for Imaging, Inc. (a)	2,589	102,524
Envestnet, Inc. (a)(b)	431	17,132
EPAM Systems, Inc. (a)(b)	1,043	36,995
ePlus, Inc.	395	21,338
Euronet Worldwide, Inc. (a)(b)	2,504	121,319
Extreme Networks, Inc. (a)	3,906	27,147
Fabrinet (a)(b)	544	10,771
Global Cash Access Holdings, Inc. (a)	3,040	29,640

Dynamic Small Cap Fund	5

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

iGate Corp. (a)	2,465	82,528
Immersion Corp. (a)	670	8,214
IntraLinks Holdings, Inc. (a)	2,257	24,624
j2 Global, Inc. (b)	1,830	87,785
Lexmark International, Inc. (Class A) (b)	970	34,309
Littelfuse, Inc. (b)	977	84,950
M/A-COM Technology Solutions Holdings, Inc. (a)	843	13,488
Manhattan Associates, Inc. (a)	908	109,196
Marchex, Inc. (Class B) (b)	1,017	9,539
Measurement Specialties, Inc. (a)(b)	1,401	77,531
Mentor Graphics Corp.	1,406	31,670
Methode Electronics, Inc. (b)	2,743	79,355
MoneyGram International, Inc. (a)	785	16,556
Monotype Imaging Holdings, Inc. (b)	2,547	79,339
PC Connection, Inc. (a)	922	20,035
PDF Solutions, Inc. (a)(b)	429	9,953
Pegasystems, Inc. (b)	497	25,024
Perficient, Inc. (a)	3,927	85,137
Photronics, Inc. (a)(b)	1,198	10,351
Plexus Corp. (a)(b)	2,074	83,727
Sanmina Corp. (a)(b)	4,882	75,573
Sapiens International Corp. NV	1,695	11,967
ScanSource, Inc. (a)	2,133	89,565
Seachange International, Inc. (a)(b)	1,014	15,048
ShoreTel, Inc. (a)	3,076	24,854
Shutterstock, Inc. (a)(b)	150	11,097
SS&C Technologies Holdings, Inc. (a)(b)	2,322	100,101
Stamps.com, Inc. (a)	578	26,628
Sykes Enterprises, Inc. (a)(b)	954	21,122
SYNNEX Corp. (a)(b)	1,441	95,337
Syntel, Inc. (b)	933	82,449
Take-Two Interactive Software, Inc. (a)(b)	1,074	17,571
TeleTech Holdings, Inc. (a)(b)	617	15,845
Tessco Technologies, Inc. (b)	317	12,493
The Hackett Group, Inc. (b)	1,063	6,644
Ubiquiti Networks, Inc. (b)	1,616	63,670
United Online, Inc. (b)	4,447	70,396
Verint Systems, Inc. (a)	2,419	91,728
Virtusa Corp. (a)	378	13,340
Web.com Group, Inc. (a)(b)	2,806	80,111
XO Group, Inc. (a)	1,368	21,437

		2,775,178

	Principal Amount ($) or Shares	Market Value $
Materials - 4.3%
American Pacific Corp. (a)(b)	444	18,359
Chase Corp. (b)	587	18,702
Ferro Corp. (a)(b)	7,947	110,702
FutureFuel Corp. (b)	1,225	20,482
Graphic Packaging Holding Co. (a)	8,578	77,030
Handy & Harman, Ltd. (a)	452	11,088
Innospec, Inc.	1,667	81,200
KapStone Paper and Packaging Corp. (b)	2,163	115,245
Myers Industries, Inc. (b)	762	15,423
Neenah Paper, Inc.	759	31,870
P.H. Glatfelter Co.	2,671	74,761
Quaker Chemical Corp.	1,000	81,040
SunCoke Energy, Inc. (a)(b)	3,961	89,796
United States Lime & Minerals, Inc. (a)	103	5,944
US Concrete, Inc. (a)(b)	1,055	24,550
US Silica Holdings, Inc. (b)	282	9,732
Worthington Industries, Inc.	2,294	96,187

		882,111

Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc. (b)	246	13,793
Hawaiian Telcom Holdco, Inc. (a)(b)	471	14,286
IDT Corp. (Class B) (b)	1,002	22,254
Inteliquent, Inc.	2,124	24,617
Lumos Networks Corp. (b)	520	11,991
USA Mobility, Inc. (b)	845	12,413
Vonage Holdings Corp. (a)(b)	2,737	9,060

		108,414

Utilities - 1.0%
Black Hills Corp. (b)	830	41,724
Chesapeake Utilities Corp. (b)	940	54,689
Consolidated Water Co., Ltd. (b)	1,437	18,063
Southwest Gas Corp. (b)	940	49,877
UNS Energy Corp.	851	40,746

		205,099

Total Common Stocks (cost $14,642,833)		19,381,503

6	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 28.1%
SSgA Prime Money Market Fund 0.20% (d)(e)	714,178	714,178
State Street Navigator Securities Lending Prime Portfolio (d)(f)	4,973,120	4,973,120

Total Short-Term Investments (cost $5,687,298)		5,687,298

Total Investments - 123.8% (identified cost $20,330,131)		25,068,801

Other Assets and Liabilities, Net - (23.8)%		(4,826,669)

Net Assets - 100.0%		20,242,132

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	4	USD	456,680	12/13	15,432

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					15,432

*	Cash and cash equivalents collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

Dynamic Small Cap Fund	7

SSgA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,207,095	$—	$—	$3,207,095	15.8
Consumer Staples	863,359	—	—	863,359	4.3
Energy	639,565	—	—	639,565	3.2
Financials	4,977,819	—	—	4,977,819	24.6
Health Care	1,530,093	—	—	1,530,093	7.6
Industrials	4,192,770	—	—	4,192,770	20.7
Information Technology	2,775,178	—	—	2,775,178	13.7
Materials	882,111	—	—	882,111	4.3
Telecommunication Services	108,414	—	—	108,414	0.5
Utilities	205,099	—	—	205,099	1.0
Short-Term Investments	714,178	4,973,120	—	5,687,298	28.1

Total Investments	$20,095,681	$4,973,120	$—	$25,068,801	123.8

Other Assets and Liabilities, Net					(23.8)

					100.0

Other Financial Instruments**
Futures Contracts	$15,432	$—	$—	$15,432	0.1

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2013.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

8	Dynamic Small Cap Fund

SSgA

Clarion Real Estate Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.1%
Diversified REITs - 7.4%
Cousins Properties, Inc. (a)	33,800	361,998
Liberty Property Trust (a)	25,700	832,423
Vornado Realty Trust (a)	19,788	1,739,959

		2,934,380

Industrial REITs - 6.0%
DCT Industrial Trust, Inc. (a)	59,500	443,870
ProLogis (a)(b)	51,224	1,942,926

		2,386,796

Office REITs - 17.1%
BioMed Realty Trust, Inc. (a)(b)	30,100	559,258
Boston Properties, Inc. (a)	14,255	1,418,230
Brandywine Realty Trust (a)(b)	24,100	320,048
CommonWealth REIT (a)	3,300	78,771
Digital Realty Trust, Inc. (a)(b)	6,022	284,479
Douglas Emmett, Inc. (a)	29,623	680,737
Duke Realty Corp. (a)(b)	55,308	839,575
Highwoods Properties, Inc. (a)(b)	15,400	553,168
Kilroy Realty Corp. (a)(b)	17,000	855,950
SL Green Realty Corp. (a)	13,308	1,203,975

		6,794,191

Residential REITs - 18.0%
American Residential Properties, Inc. (a)(b)(c)	6,900	121,164
AvalonBay Communities, Inc. (a)	10,098	1,197,219
BRE Properties, Inc. (a)(b)	16,300	835,049
Equity Residential (a)	42,639	2,197,614
Essex Property Trust, Inc. (a)	5,221	792,600
Post Properties, Inc. (a)	14,300	612,898
Sun Communities, Inc. (a)(b)	7,900	322,320
UDR, Inc. (a)	46,462	1,081,171

		7,160,035

Retail REITs - 25.1%
Brixmor Property Group, Inc. (a)(c)	10,000	201,800
DDR Corp. (a)(b)	45,100	721,149
Federal Realty Investment Trust (a)	1,163	120,394
General Growth Properties, Inc. (a)	63,000	1,307,250
Kimco Realty Corp. (a)	50,329	1,037,784
Ramco-Gershenson Properties Trust (a)	15,000	240,000
Regency Centers Corp. (a)	8,400	393,456
Simon Property Group, Inc. (a)	27,805	4,166,579
Tanger Factory Outlet Centers, Inc. (a)	3,610	119,383
Taubman Centers, Inc. (a)	9,749	637,389
The Macerich Co. (a)	17,480	995,311

		9,940,495

	Principal Amount ($) or Shares	Market Value $

Specialized REITs - 25.5%
CubeSmart (a)(b)	17,100	277,362
Extended Stay America, Inc. (b)(c)	6,300	158,634
HCP, Inc. (a)	26,706	981,980
Health Care REIT, Inc. (a)	30,695	1,718,613
Healthcare Realty Trust, Inc. (a)	23,426	518,417
Healthcare Trust of America, Inc. (Class A) (a)	15,500	157,325
Host Hotels & Resorts, Inc. (a)(b)	107,952	1,987,396
Pebblebrook Hotel Trust (a)(b)	9,300	282,069
Public Storage (a)(b)	9,741	1,487,451
Senior Housing Properties Trust (a)(b)	23,500	532,275
Starwood Hotels & Resorts Worldwide, Inc.	2,700	201,096
Strategic Hotels & Resorts, Inc. (a)(b)(c)	28,800	257,184
Sunstone Hotel Investors, Inc. (a)	31,600	413,012
Ventas, Inc. (a)	16,734	950,993
Weyerhaeuser Co. (a)	6,600	198,858

		10,122,665

Total Common Stocks (cost $27,392,271)		39,338,562

Short-Term Investments - 11.2%
SSgA Prime Money Market Fund 0.20% (d)(e)	228,882	228,882
State Street Navigator Securities Lending Prime Portfolio (d)(f)	4,235,362	4,235,362

Total Short-Term Investments (cost $4,464,244)		4,464,244

Total Investments - 110.3% (identified cost $31,856,515)		43,802,806

Other Assets and Liabilities, Net - (10.3)%		(4,090,205)

Net Assets - 100.0%		39,712,601

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	All or a portion of the shares of this security are on loan.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.

Clarion Real Estate Fund	9

SSgA

Clarion Real Estate Fund

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$2,934,380	$—	$—	$2,934,380	7.4
Industrial REITs	2,386,796	—	—	2,386,796	6.0
Office REITs	6,794,191	—	—	6,794,191	17.1
Residential REITs	7,160,035	—	—	7,160,035	18.0
Retail REITs	9,940,495	—	—	9,940,495	25.1
Specialized REITs	10,122,665	—	—	10,122,665	25.5
Short-Term Investments	228,882	4,235,362	—	4,464,244	11.2

Total Investments	$39,567,444	$4,235,362	$—	$43,802,806	110.3

Other Assets and Liabilities, Net					(10.3)

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2013.

See accompanying notes which are an integral part of the quarterly report.

10	Clarion Real Estate Fund

SSgA

IAM SHARES Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.0%
Consumer Discretionary - 12.9%
Amazon.com, Inc. (a)	4,600	1,810,652
AutoNation, Inc. (a)	7,300	357,992
AutoZone, Inc. (a)(b)	100	46,160
Bed Bath & Beyond, Inc. (a)	3,200	249,696
Best Buy Co., Inc.	3,925	159,159
BorgWarner, Inc.	2,600	278,642
Brunswick Corp. (b)	3,500	159,950
Cablevision Systems Corp. (Class A) (b)	3,200	53,664
Carnival Corp.	4,300	155,273
CBS Corp. (Class B)	8,701	509,531
Chipotle Mexican Grill, Inc. (a)	100	52,386
Coach, Inc.	11,376	658,670
Comcast Corp. (Class A)	42,966	2,142,714
D.R. Horton, Inc. (b)	3,900	77,532
Denny’s Corp. (a)(b)	16,283	117,238
DIRECTV (a)	9,211	608,939
Ethan Allen Interiors, Inc. (b)	4,666	144,179
Family Dollar Stores, Inc.	2,400	167,448
Ford Motor Co.	59,143	1,010,162
Gannett Co., Inc. (b)	6,000	162,360
Genuine Parts Co. (b)	2,800	231,952
Graham Holdings Co. (Class B) (b)	321	216,193
H&R Block, Inc.	3,700	103,193
Hanesbrands, Inc. (b)	3,100	217,310
Harley-Davidson, Inc.	7,200	482,544
J.C. Penney Co., Inc. (a)(b)	2,500	25,475
JAKKS Pacific, Inc. (b)	9,253	59,774
Johnson Controls, Inc. (b)	10,700	540,457
Kohl’s Corp.	4,100	226,648
Leggett & Platt, Inc. (b)	7,900	238,659
Liberty Interactive Corp. (Class A) (a)	9,402	264,008
Lowe’s Cos., Inc.	16,600	788,168
Macy’s, Inc.	6,768	360,464
Marriott International, Inc. (Class A)	9,400	441,988
Matthews International Corp. (Class A) (b)	3,793	159,989
McDonald’s Corp.	14,730	1,434,260
Meredith Corp.	4,900	261,366
Netflix, Inc. (a)(b)	500	182,900
Newell Rubbermaid, Inc.	10,100	306,535
News Corp. (Class A) (a)	6,450	115,842
NIKE, Inc. (Class B)	5,000	395,700
Nordstrom, Inc. (b)	2,600	161,746
O’Reilly Automotive, Inc. (a)	900	112,464
Omnicom Group, Inc.	3,200	228,640
Penske Automotive Group, Inc.	1,881	83,554
priceline.com, Inc. (a)	600	715,398

	Principal Amount ($) or Shares	Market Value $
Ross Stores, Inc.	400	30,584
Sears Holdings Corp. (a)(b)	4,339	275,657
Sonic Automotive, Inc. (b)	5,151	122,182
Staples, Inc. (b)	8,400	130,452
Starbucks Corp.	8,800	716,848
Starwood Hotels & Resorts Worldwide, Inc.	5,100	379,848
Target Corp.	10,900	696,837
The Gap, Inc.	5,400	221,238
The Goodyear Tire & Rubber Co.	4,300	95,718
The Home Depot, Inc.	22,400	1,807,008
The McClatchy Co. (Class A) (a)(b)	15,070	47,320
The New York Times Co. (Class A) (b)	7,200	100,512
The Walt Disney Co.	29,400	2,073,876
Tiffany & Co.	6,000	534,840
Time Warner Cable, Inc.	3,963	547,766
Time Warner, Inc.	13,983	918,823
TJX Cos., Inc.	3,500	220,080
TripAdvisor, Inc. (a)	600	52,992
Twenty-First Century Fox, Inc.	25,800	864,042
Viacom, Inc. (Class B)	7,901	633,423
Whirlpool Corp.	3,000	458,280
Wyndham Worldwide Corp.	2,360	169,236
Yum! Brands, Inc.	5,200	403,936

		28,779,072

Consumer Staples - 10.0%
Altria Group, Inc.	39,685	1,467,551
Archer-Daniels-Midland Co.	13,898	559,395
Arden Group, Inc. (Class A) (b)	700	90,993
Avon Products, Inc.	1,400	24,962
Campbell Soup Co. (b)	8,490	328,818
Church & Dwight Co., Inc.	3,200	208,800
Colgate-Palmolive Co.	7,400	486,994
ConAgra Foods, Inc.	9,900	326,601
Constellation Brands, Inc. (Class A) (a)	300	21,123
Costco Wholesale Corp.	5,900	740,037
CVS Caremark Corp.	16,919	1,132,896
Energizer Holdings, Inc.	574	63,341
General Mills, Inc.	2,200	110,946
Katy Industries, Inc. (a)(b)	5,900	5,310
Kellogg Co.	8,635	523,626
Kimberly-Clark Corp.	8,188	893,802
Kraft Foods Group, Inc.	8,236	437,496
Lorillard, Inc. (b)	5,000	256,650
Mead Johnson Nutrition Co.	2,522	213,134
Mondelez International, Inc. (Class A)	24,709	828,493
Monster Beverage Corp. (a)	1,100	65,098
PepsiCo, Inc.	25,538	2,156,939

IAM SHARES Fund	11

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Philip Morris International, Inc.	24,285	2,077,339
Rite Aid Corp. (a)	25,600	151,552
Safeway, Inc.	11,100	388,167
SUPERVALU, Inc. (a)(b)	7,382	47,614
Sysco Corp. (b)	17,500	588,525
The Coca-Cola Co.	63,350	2,546,037
The Estee Lauder Cos., Inc. (Class A)	200	14,992
The J.M. Smucker Co.	4,007	417,690
The Kroger Co.	15,300	638,775
The Procter & Gamble Co.	41,621	3,505,321
TreeHouse Foods, Inc. (a)(b)	1,600	112,240
Tyson Foods, Inc. (Class A) (b)	300	9,507
Walgreen Co.	12,900	763,680
Whole Foods Market, Inc.	1,800	101,880

		22,306,324

Energy - 10.5%
Anadarko Petroleum Corp.	6,400	568,448
Apache Corp.	4,900	448,301
Baker Hughes, Inc.	7,900	449,984
BP PLC ADR	3,236	152,124
Cabot Oil & Gas Corp.	4,000	137,800
Cameron International Corp. (a)	4,700	260,333
Chesapeake Energy Corp. (b)	8,300	223,021
Chevron Corp.	29,829	3,652,263
ConocoPhillips	23,777	1,730,966
CONSOL Energy, Inc. (b)	1,100	39,138
Devon Energy Corp.	6,100	369,782
EOG Resources, Inc.	3,200	528,000
Exxon Mobil Corp.	74,780	6,990,434
Halliburton Co.	18,160	956,669
Hess Corp.	6,700	543,571
Kinder Morgan, Inc.	4,957	176,172
Marathon Oil Corp.	8,200	295,528
Marathon Petroleum Corp.	4,100	339,234
National Oilwell Varco, Inc.	4,400	358,600
Newfield Exploration Co. (a)	1,800	50,580
Noble Energy, Inc.	400	28,096
Occidental Petroleum Corp.	10,800	1,025,568
Peabody Energy Corp. (b)	700	12,740
Phillips 66	9,388	653,499
Pioneer Natural Resources Co.	1,100	195,525
Range Resources Corp.	1,600	124,240
Schlumberger, Ltd.	21,882	1,934,806
Southwestern Energy Co. (a)	4,700	181,702
Spectra Energy Corp.	8,398	281,753
The Williams Cos., Inc.	7,800	274,716
Valero Energy Corp.	7,200	329,184
WPX Energy, Inc. (a)(b)	2,800	52,052

		23,364,829

	Principal Amount ($) or Shares	Market Value $
Financials - 14.7%
Aegon NV	15,347	136,281
Aflac, Inc.	6,500	431,405
American Express Co.	15,200	1,304,160
American Financial Group, Inc.	16,242	936,514
American International Group, Inc.	19,803	985,199
American Tower Corp. (c)	4,900	381,073
Ameriprise Financial, Inc.	2,840	307,430
Aon PLC	4,700	383,708
AvalonBay Communities, Inc. (c)	600	71,136
Bank of America Corp.	128,532	2,033,376
BB&T Corp.	7,500	260,550
Berkshire Hathaway, Inc. (Class B) (a)	20,800	2,423,824
BlackRock, Inc.	800	242,200
Capital One Financial Corp.	6,661	477,127
Citigroup, Inc.	41,010	2,170,249
CME Group, Inc.	4,800	393,360
Comerica, Inc.	200	9,070
Discover Financial Services	6,550	349,115
E*TRADE Financial Corp. (a)	1,170	20,966
Equity Residential (c)	2,100	108,234
Fifth Third Bancorp	6,400	130,048
Franklin Resources, Inc.	5,400	299,106
Genworth Financial, Inc. (Class A) (a)	1,400	21,154
Hartford Financial Services Group, Inc. (b)	3,200	114,016
HCP, Inc. (c)	1,400	51,478
Health Care REIT, Inc. (c)	1,700	95,183
Host Hotels & Resorts, Inc. (c)	36,517	672,278
HSBC Holdings PLC ADR	10,197	572,052
Hudson City Bancorp, Inc.	7,600	70,984
IntercontinentalExchange Group, Inc. (a)	1,203	256,528
Janus Capital Group, Inc. (b)	33,047	359,551
JPMorgan Chase & Co.	48,234	2,759,950
KeyCorp	6,500	82,875
M&T Bank Corp. (b)	1,600	184,576
Marsh & McLennan Cos., Inc.	7,500	355,875
MetLife, Inc.	11,099	579,257
Moody’s Corp.	3,000	223,890
Morgan Stanley	17,500	547,750
Northern Trust Corp.	3,400	200,566
People’s United Financial, Inc. (b)	5,700	86,298
Plum Creek Timber Co., Inc. (c)	2,000	87,480
PNC Financial Services Group, Inc.	5,450	419,378
Potlatch Corp. (c)	7,700	306,845
Principal Financial Group, Inc.	2,600	131,638
ProLogis, Inc. (c)	5,828	221,056
Prudential Financial, Inc.	6,400	568,064

12	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Public Storage (c)	1,700	259,590
Regions Financial Corp.	9,142	88,952
Simon Property Group, Inc. (c)	3,271	490,159
SLM Corp.	6,300	167,895
SunTrust Banks, Inc.	3,500	126,805
T. Rowe Price Group, Inc.	1,000	80,460
The Allstate Corp.	7,100	385,317
The Bank of New York Mellon Corp.	14,798	498,693
The Charles Schwab Corp.	13,300	325,584
The Chubb Corp.	2,800	270,060
The Goldman Sachs Group, Inc.	6,300	1,064,322
The Progressive Corp.	8,100	226,233
The Travelers Cos., Inc.	14,483	1,314,187
U.S. Bancorp	22,812	894,687
Ventas, Inc. (c)	3,633	206,463
Vornado Realty Trust (c)	2,144	188,522
Wells Fargo & Co.	64,235	2,827,625
Weyerhaeuser Co. (c)	18,090	545,052

		32,783,459

Health Care - 12.2%
Abbott Laboratories	20,100	767,619
AbbVie, Inc.	20,100	973,845
Actavis PLC (a)	700	114,149
Aetna, Inc.	6,515	449,079
Agilent Technologies, Inc.	4,142	221,887
Alexion Pharmaceuticals, Inc. (a)	2,000	249,000
Allergan, Inc.	3,900	378,495
Allied Healthcare Products (a)	3,644	8,126
AmerisourceBergen Corp.	1,200	84,636
Amgen, Inc.	7,961	908,191
Baxter International, Inc.	11,936	817,019
Biogen Idec, Inc. (a)	3,600	1,047,492
Boston Scientific Corp. (a)	17,863	206,854
Bristol-Myers Squibb Co.	20,688	1,062,949
Cardinal Health, Inc.	4,000	258,400
CareFusion Corp. (a)	2,000	79,700
Celgene Corp. (a)	6,100	986,797
Cerner Corp. (a)	3,900	224,133
Cigna Corp.	3,800	332,310
Edwards Lifesciences Corp. (a)(b)	4,466	292,657
Eli Lilly & Co.	12,700	637,794
Express Scripts Holding Co. (a)	12,485	840,865
Forest Laboratories, Inc. (a)	3,800	194,978
Gilead Sciences, Inc. (a)	21,800	1,630,858
Hospira, Inc. (a)	900	35,379
Humana, Inc.	2,000	207,980
Intuitive Surgical, Inc. (a)	200	75,380
Johnson & Johnson	36,000	3,407,760
Life Technologies Corp. (a)	3,012	228,008
McKesson Corp.	3,600	597,204

	Principal Amount ($) or Shares	Market Value $
Medtronic, Inc.	14,300	819,676
Merck & Co., Inc.	46,115	2,297,911
PerkinElmer, Inc.	4,700	178,788
Perrigo Co. (b)	600	93,534
Pfizer, Inc.	94,054	2,984,333
St. Jude Medical, Inc.	4,300	251,206
STERIS Corp.	4,971	229,362
Stryker Corp.	4,100	305,122
Thermo Fisher Scientific, Inc. (b)	5,800	584,930
UnitedHealth Group, Inc.	14,700	1,094,856
WellPoint, Inc.	5,800	538,704
Zimmer Holdings, Inc.	2,570	234,924
Zoetis, Inc.	2,295	71,489

		27,004,379

Industrials - 13.0%
3M Co.	11,300	1,508,663
Actuant Corp. (Class A) (b)	5,600	218,848
Alaska Air Group, Inc.	1,600	124,384
AMETEK, Inc.	7,200	354,384
Arkansas Best Corp. (b)	1,600	52,064
Avis Budget Group, Inc. (a)(b)	1,800	66,348
AZZ, Inc. (b)	1,600	78,208
Caterpillar, Inc.	10,421	881,616
CSX Corp. (b)	24,900	679,023
Cummins, Inc.	4,200	555,912
Danaher Corp.	11,600	867,680
Deere & Co. (b)	7,900	665,496
Dover Corp.	5,300	480,922
Eaton Corp. PLC	8,142	591,598
Emerson Electric Co.	12,600	844,074
FedEx Corp.	3,100	429,970
General Dynamics Corp.	5,710	523,378
General Electric Co.	146,821	3,914,248
Hexcel Corp. (a)	2,600	114,218
HNI Corp. (b)	900	35,676
Honeywell International, Inc.	11,462	1,014,502
Illinois Tool Works, Inc.	9,308	740,731
Jacobs Engineering Group, Inc. (a)	2,800	167,356
Kansas City Southern	2,550	308,601
Koninklijke Philips Electronics NV	1,264	45,201
L-3 Communications Holdings, Inc.	2,500	258,650
Lockheed Martin Corp.	4,819	682,708
Manpower, Inc.	2,100	167,853
Masco Corp.	14,300	320,606
Norfolk Southern Corp.	7,200	631,368
Northrop Grumman Corp.	4,796	540,413
PACCAR, Inc.	7,875	451,316

IAM SHARES Fund	13

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Parker Hannifin Corp.	3,000	353,520
Precision Castparts Corp.	2,800	723,660
R.R. Donnelley & Sons Co.	5,700	105,450
Raytheon Co.	5,800	514,344
Republic Services, Inc.	4,080	142,433
Rockwell Automation, Inc.	4,600	522,468
Rockwell Collins, Inc. (b)	1,800	130,914
Ryder System, Inc.	4,800	335,232
Siemens AG ADR	200	26,424
Snap-on, Inc.	1,600	169,840
Southwest Airlines Co.	12,825	238,417
Stanley Black & Decker, Inc.	3,215	261,669
Tecumseh Products Co. (Class A) (a)(b)	1,600	13,968
Terex Corp. (a)(b)	1,800	65,376
Textron, Inc.	5,600	186,088
The Boeing Co.	10,400	1,396,200
The Manitowoc Co., Inc. (b)	2,300	47,357
The Toro Co.	4,600	283,866
Union Pacific Corp.	8,500	1,377,340
United Continental Holdings, Inc. (a)	734	28,809
United Parcel Service, Inc. (Class B)	15,714	1,608,799
United Technologies Corp.	13,500	1,496,610
US Airways Group, Inc. (a)(b)	5,000	117,400
Valmont Industries, Inc. (b)	300	43,413
Waste Management, Inc.	10,218	466,758
Watts Water Technologies, Inc. (Class A) (b)	400	24,048

		28,996,418

Information Technology - 16.4%
Accenture PLC (Class A)	8,600	666,242
Adobe Systems, Inc. (a)	6,800	386,104
Akamai Technologies, Inc. (a)	400	17,888
Amphenol Corp. (Class A)	5,200	442,000
Analog Devices, Inc.	5,000	241,100
Apple, Inc.	12,300	6,839,661
Applied Materials, Inc.	17,300	299,290
Autodesk, Inc. (a)	3,000	135,750
Automatic Data Processing, Inc.	6,300	504,126
Broadcom Corp. (Class A)	5,850	156,136
CA, Inc.	4,400	145,200
Cisco Systems, Inc.	70,500	1,498,125
Cognizant Technology Solutions Corp. (Class A) (a)	700	65,723
Computer Sciences Corp.	6,045	318,088
Corning, Inc.	20,200	345,016
Diebold, Inc. (b)	5,866	200,207
eBay, Inc. (a)	14,700	742,644
Electronic Arts, Inc. (a)	4,700	104,246

	Principal Amount ($) or Shares	Market Value $
EMC Corp.	27,100	646,335
Energy Conversion Devices, Inc. (a)	36,400	—
F5 Networks, Inc. (a)	1,100	90,486
Google, Inc. (Class A) (a)	3,600	3,814,524
Hewlett-Packard Co.	28,532	780,350
Intel Corp.	66,700	1,590,128
International Business Machines Corp.	16,700	3,000,656
Juniper Networks, Inc. (a)	3,800	77,026
KLA-Tencor Corp.	2,100	134,127
Mastercard, Inc. (Class A)	1,300	989,053
Micron Technology, Inc. (a)(b)	13,500	284,850
Microsoft Corp.	95,800	3,652,854
Motorola Solutions, Inc. (b)	4,128	271,953
NetApp, Inc.	4,500	185,625
NVIDIA Corp.	1,900	29,640
Oracle Corp.	51,349	1,812,106
Paychex, Inc.	4,300	188,039
QUALCOMM, Inc.	20,700	1,523,106
Quantum Corp. (a)(b)	44,625	55,781
Red Hat, Inc. (a)	400	18,740
Salesforce.com, Inc. (a)(b)	4,800	250,032
SanDisk Corp.	100	6,815
Seagate Technology PLC (b)	7,000	343,280
Symantec Corp.	11,945	268,643
Teradata Corp. (a)	200	9,128
Texas Instruments, Inc.	16,700	718,100
The Western Union Co.	7,736	128,959
Total System Services, Inc.	2,032	63,094
VeriSign, Inc. (a)(b)	300	17,058
Visa, Inc. (Class A)	4,600	935,916
Western Digital Corp.	600	45,024
Xerox Corp.	49,500	563,310
Xilinx, Inc.	4,800	213,264
Yahoo!, Inc. (a)	17,100	632,358

		36,447,906

Materials - 3.4%
Air Products & Chemicals, Inc.	4,800	522,384
AK Steel Holding Corp. (a)(b)	13,482	76,308
Alcoa, Inc. (b)	29,600	284,456
Allegheny Technologies, Inc. (b)	4,800	159,456
AngloGold Ashanti, Ltd. ADR	3,199	43,475
Ashland, Inc.	1,204	109,660
Avery Dennison Corp.	1,900	92,910
Ball Corp.	3,400	169,932
Bemis Co., Inc. (b)	3,500	136,605
CF Industries Holdings, Inc.	400	86,952
Cliffs Natural Resources, Inc. (b)	600	15,006
Crown Holdings, Inc. (a)	3,400	150,076
E.I. du Pont de Nemours & Co.	9,700	595,386

14	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Ecolab, Inc.	4,100	439,397
FMC Corp.	2,900	211,294
Freeport-McMoRan Copper & Gold, Inc.	9,552	331,359
International Paper Co.	11,073	516,556
Martin Marietta Materials, Inc. (b)	1,500	144,840
MeadWestvaco Corp.	3,000	105,330
Monsanto Co.	5,800	657,314
Newmont Mining Corp.	5,700	141,531
Owens-Illinois, Inc. (a)	2,900	95,700
PPG Industries, Inc.	2,900	533,774
Schnitzer Steel Industries, Inc. (Class A) (b)	1,770	54,224
Sigma-Aldrich Corp. (b)	2,300	198,352
The Dow Chemical Co.	18,888	737,765
The Mosaic Co.	3,600	172,440
The Sherwin-Williams Co.	3,500	640,605
Vulcan Materials Co.	3,600	202,932

		7,626,019

Telecommunication Services - 2.7%
AT&T, Inc.	94,581	3,330,197
CenturyLink, Inc. (b)	7,665	235,315
Frontier Communications Corp. (b)	10,506	49,168
Verizon Communications, Inc.	45,572	2,261,283

		5,875,963

Utilities - 2.2%
Ameren Corp.	3,000	107,550
American Electric Power Co., Inc.	5,300	249,418
Consolidated Edison, Inc. (b)	3,700	204,277
Dominion Resources, Inc.	8,400	545,244
Duke Energy Corp.	7,620	533,095
Edison International	4,500	207,945
Entergy Corp.	2,400	148,536
Exelon Corp.	11,590	311,887
FirstEnergy Corp.	4,200	137,046
NextEra Energy, Inc.	5,600	473,704
Pepco Holdings, Inc. (b)	9,300	177,444
PG&E Corp.	5,300	213,961
PPL Corp.	6,400	196,544
Public Service Enterprise Group, Inc.	7,000	228,830
Sempra Energy	3,300	291,852
Southern Co. (b)	12,200	495,686

	Principal Amount ($) or Shares	Market Value $
The AES Corp.	8,800	128,216
Wisconsin Energy Corp. (b)	3,500	146,195
Xcel Energy, Inc.	4,000	112,080

		4,909,510

Total Common Stocks (cost $131,813,644)		218,093,879

Short-Term Investments - 4.4%
SSgA Prime Money Market Fund 0.20% (d)(e)	3,319,221	3,319,221
State Street Navigator Securities Lending Prime Portfolio (d)(f)	6,177,963	6,177,963
United States Treasury Bill 0.060%, due 12/12/13 (g)(h)(i)	173,000	172,999

Total Short-Term Investments (cost $9,670,183)		9,670,183

Total Investments - 102.4% (identified cost $141,483,827)		227,764,062

Other Assets and Liabilities, Net - (2.4)%		(5,310,036)

Net Assets - 100.0%		222,454,026

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	Fair value is at amortized cost, which approximates market.
(h)	Rate noted is yield-to-maturity from date of acquisition.
(i)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

IAM SHARES Fund	15

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Futures Contracts	Number of Contracts		Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	9	USD	4,059,225	12/13	220,093

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					220,093

*	Cash and cash equivalents collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$28,779,072	$—		$—	$28,779,072	12.9
Consumer Staples	22,306,324	—		—	22,306,324	10.0
Energy	23,364,829	—		—	23,364,829	10.5
Financials	32,783,459	—		—	32,783,459	14.7
Health Care	27,004,379	—		—	27,004,379	12.2
Industrials	28,996,418	—		—	28,996,418	13.0
Information Technology	36,447,906	—	**	—	36,447,906	16.4
Materials	7,626,019	—		—	7,626,019	3.4
Telecommunication Services	5,875,963	—		—	5,875,963	2.7
Utilities	4,909,510	—		—	4,909,510	2.2
Short-Term Investments	3,319,221	6,350,962		—	9,670,183	4.4

Total Investments	$221,413,100	$6,350,962		$—	$227,764,062	102.4

Other Assets and Liabilities, Net						(2.4)

						100.0

Other Financial Instruments***
Futures Contracts	$220,093	$—		$—	$220,093	0.1

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2013.
**	Fund held a Level 2 security that was valued at $0 at November 30, 2013.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

16	IAM SHARES Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.9%
Consumer Discretionary - 13.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	10,784	54,891
AH Belo Corp. (Class A)	1,703	13,181
American Public Education, Inc. (a)	86	3,886
ANN, Inc. (a)	4,871	173,749
Arctic Cat, Inc.	2,240	126,045
Ascent Media Corp. (Class A) (a)	1,512	130,002
Big 5 Sporting Goods Corp.	2,237	41,653
Bob Evans Farms, Inc.	55	3,057
Bridgepoint Education, Inc. (a)	171	3,164
Brown Shoe Co., Inc.	3,835	98,675
Capella Education Co. (a)	728	47,844
CEC Entertainment, Inc.	1,150	55,142
Christopher & Banks Corp. (a)	3,338	20,929
Citi Trends, Inc. (a)	201	3,319
Cracker Barrel Old Country Store, Inc.	94	10,198
Crocs, Inc. (a)	12,237	168,871
CSS Industries, Inc.	916	28,524
Culp, Inc.	1,971	39,873
Cumulus Media, Inc. (Class A) (a)	5,867	40,952
Dana Holding Corp.	9,255	187,691
Denny’s Corp. (a)	23,727	170,834
Destination Maternity Corp.	2,651	80,962
DineEquity, Inc.	126	10,600
Education Management Corp. (a)	1,858	21,460
Einstein Noah Restaurant Group, Inc.	2,534	40,519
Entravision Communications Corp. (Class A)	7,400	48,914
Ethan Allen Interiors, Inc.	115	3,553
Express, Inc. (a)	7,770	191,220
FTD Cos., Inc. (a)	1,231	40,598
G-III Apparel Group, Ltd. (a)	1,683	101,401
Gerber Scientific, Inc.	600	—
Harte-Hanks, Inc.	12,873	102,469
hhgregg, Inc. (a)	175	2,608
HSN, Inc.	2,707	155,382
Iconix Brand Group, Inc. (a)	632	25,078
Interval Leisure Group, Inc.	3,385	90,650
Jack in the Box, Inc. (a)	77	3,646
Journal Communications, Inc. (Class A) (a)	3,418	33,018
K12, Inc. (a)	452	9,510
Kirkland’s, Inc. (a)	2,101	53,828
La-Z-Boy, Inc.	6,819	199,524
Libbey, Inc. (a)	1,174	27,002
Life Time Fitness, Inc. (a)	61	2,959
LifeLock, Inc. (a)	1,361	23,436

	Principal Amount ($) or Shares	Market Value $
Lifetime Brands, Inc.	742	10,848
Live Nation Entertainment, Inc. (a)	3,113	57,186
Matthews International Corp. (Class A)	76	3,206
Modine Manufacturing Co. (a)	217	2,882
Multimedia Games Holding Co., Inc. (a)	4,307	124,903
NACCO Industries, Inc. (Class A)	2,294	148,536
National CineMedia, Inc.	262	4,886
New York & Co., Inc. (a)	6,149	31,544
Nexstar Broadcasting Group, Inc. (Class A)	658	32,683
Office Depot, Inc. (a)	6,137	33,385
Orbitz Worldwide, Inc. (a)	3,039	21,030
Outerwall, Inc. (a)	51	3,488
Oxford Industries, Inc.	1,351	101,595
Papa John’s International, Inc.	220	18,672
Pier 1 Imports, Inc.	8,283	184,628
Pool Corp.	100	5,604
Red Robin Gourmet Burgers, Inc. (a)	87	6,935
Rent-A-Center, Inc.	4,234	144,210
Ruth’s Hospitality Group, Inc.	6,496	93,412
Scholastic Corp.	104	3,176
Sinclair Broadcast Group, Inc. (Class A)	2,550	83,691
Sotheby’s	61	3,127
Speedway Motorsports, Inc.	172	3,462
Standard Motor Products, Inc.	1,680	58,330
Stein Mart, Inc.	500	7,370
Steiner Leisure, Ltd. (a)	810	47,920
Stoneridge, Inc. (a)	9,561	123,433
Tenneco, Inc. (a)	64	3,674
Texas Roadhouse, Inc.	870	24,343
The Cato Corp. (Class A)	115	3,915
The Cheesecake Factory, Inc.	77	3,754
The Children’s Place Retail Stores, Inc. (a)	59	3,245
The E.W. Scripps Co. (Class A) (a)	172	3,486
The Finish Line, Inc. (Class A)	159	4,199
The Jones Group, Inc.	1,769	24,837
The Men’s Wearhouse, Inc.	87	4,447
The Wet Seal, Inc. (Class A) (a)	17,981	59,877
Tower International, Inc. (a)	5,098	109,556
Town Sports International Holdings, Inc.	12,062	165,852
Unifi, Inc. (a)	700	19,418
Universal Electronics, Inc. (a)	87	3,307
Valassis Communications, Inc.	5,619	164,974
VOXX International Corp. (a)	224	3,996
Zagg, Inc. (a)	464	1,967

		4,655,806

Enhanced Small Cap Fund	17

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.9%
Chiquita Brands International, Inc. (a)	9,791	103,491
Darling International, Inc. (a)	8,271	171,458
Fresh Del Monte Produce, Inc.	4,903	137,333
Inter Parfums, Inc.	91	3,312
Inventure Foods, Inc. (a)	272	3,479
J&J Snack Foods Corp.	101	8,678
John B Sanfilippo & Son, Inc.	1,711	43,613
Lancaster Colony Corp.	39	3,380
Medifast, Inc. (a)	4,764	129,057
Nutraceutical International Corp.	3,255	83,328
Oil-Dri Corp. of America	100	4,022
Omega Protein Corp. (a)	2,016	27,317
Pilgrim’s Pride Corp. (a)	6,938	113,645
Post Holdings, Inc. (a)	1,505	76,228
Revlon, Inc. (Class A) (a)	1,215	32,076
Rite Aid Corp. (a)	43,641	258,355
Roundy’s, Inc.	334	2,909
Sanderson Farms, Inc.	48	3,280
Seaboard Corp.	1	2,825
Spartan Stores, Inc.	137	3,178
SUPERVALU, Inc. (a)	441	2,845
Susser Holdings Corp. (a)	59	3,777
The Chefs’ Warehouse, Inc. (a)	1,400	35,924
The Pantry, Inc. (a)	1,036	14,908
Universal Corp.	183	9,545
USANA Health Sciences, Inc. (a)	76	5,556
Village Super Market, Inc. (Class A)	532	20,604
Weis Markets, Inc.	64	3,266

		1,307,389

Energy - 5.4%
Abraxas Petroleum Corp. (a)	2,322	8,359
Adams Resources & Energy, Inc.	200	11,444
Bristow Group, Inc.	42	3,368
Callon Petroleum Co. (a)	1,002	6,663
Carrizo Oil & Gas, Inc. (a)	869	35,142
Cloud Peak Energy, Inc. (a)	2,585	42,756
Comstock Resources, Inc.	1,592	26,953
Crosstex Energy, Inc.	147	4,778
Dawson Geophysical Co. (a)	3,337	107,852
Delek US Holdings, Inc.	146	4,418
Energy XXI Bermuda, Ltd.	368	9,995
EPL Oil & Gas, Inc. (a)	5,359	153,535
Global Geophysical Services, Inc. (a)	2,703	4,109
Goodrich Petroleum Corp. (a)	140	2,694
Green Plains Renewable Energy, Inc.	8,948	154,621

	Principal Amount ($) or Shares	Market Value $
Helix Energy Solutions Group, Inc. (a)	7,659	170,106
Hercules Offshore, Inc. (a)	419	2,677
Hornbeck Offshore Services, Inc. (a)	58	2,937
ION Geophysical Corp. (a)	489	1,888
Key Energy Services, Inc. (a)	419	3,285
Kodiak Oil & Gas Corp. (a)	5,697	64,604
Matrix Service Co. (a)	5,857	130,025
Natural Gas Services Group, Inc. (a)	200	5,932
Newpark Resources, Inc. (a)	324	3,907
Parker Drilling Co. (a)	5,394	42,774
Petroquest Energy, Inc. (a)	735	3,014
Pioneer Energy Services Corp. (a)	5,028	36,302
Rentech, Inc.	20,219	36,596
REX American Resources Corp. (a)	3,388	110,923
Rex Energy Corp. (a)	166	3,184
SEACOR Holdings, Inc.	32	2,978
Stone Energy Corp. (a)	4,946	163,614
Targa Resources Corp.	276	22,381
Tesco Corp. (a)	7,657	136,907
TGC Industries, Inc.	1,192	8,582
W&T Offshore, Inc.	4,481	77,073
Warren Resources, Inc. (a)	18,279	59,407
Western Refining, Inc.	3,717	145,223
Westmoreland Coal Co. (a)	312	4,668
Willbros Group, Inc. (a)	306	2,684

		1,818,358

Financials - 21.1%
1st Source Corp.	111	3,546
American Assets Trust, Inc. (b)	1,462	45,600
American Capital Mortgage Investment Corp. (b)	572	10,805
American Realty Capital Properties, Inc. (b)	219	2,871
Ameris Bancorp (a)	485	9,928
Anworth Mortgage Asset Corp. (b)	14,745	65,615
Apollo Commercial Real Estate Finance, Inc. (b)	8,310	138,195
Apollo Investment Corp.	17,722	159,852
Apollo Residential Mortgage, Inc. (b)	206	3,115
Ares Commercial Real Estate Corp. (b)	1,063	13,947
Argo Group International Holdings, Ltd.	2,069	97,843
Arlington Asset Investment Corp. (Class A)	132	3,526
ARMOUR Residential REIT, Inc. (b)	3,045	11,906

18	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Ashford Hospitality Prime, Inc. (a)(b)	55	1,125
Ashford Hospitality Trust, Inc. (b)	275	2,258
Banco Latinoamericano de Comercio Exterior SA	3,219	86,720
Bancorp, Inc. (a)	531	9,717
Banner Corp.	90	3,911
BBCN Bancorp, Inc.	5,045	84,201
BBX Capital Corp. (Class A) (a)	298	4,044
Berkshire Hills Bancorp, Inc.	419	11,455
BlackRock Kelso Capital Corp.	477	4,718
BNC Bancorp	140	2,132
Capital Bank Financial Corp. (a)	2,322	54,195
Capitol Federal Financial, Inc.	9,204	111,000
Capstead Mortgage Corp. (b)	13,853	166,652
Cathay General Bancorp	2,649	73,192
Chatham Lodging Trust (b)	168	3,459
Chemical Financial Corp.	291	9,318
CNO Financial Group, Inc.	14,151	239,435
Colony Financial, Inc. (b)	7,354	148,698
CommunityOne Bancorp (a)	1,417	16,848
Cousins Properties, Inc. (b)	6,710	71,864
Credit Acceptance Corp. (a)	869	112,231
CubeSmart (b)	194	3,147
CyrusOne, Inc. (b)	166	3,391
CYS Investments, Inc. (b)	8,913	71,304
DiamondRock Hospitality Co. (b)	246	2,812
Education Realty Trust, Inc. (b)	338	2,941
Ellington Residential Mortgage REIT (b)	8,645	140,308
EverBank Financial Corp.	191	3,260
F.N.B. Corp.	5,375	68,316
FBL Financial Group, Inc. (Class A)	1,145	52,567
FBR & Co. (a)	1,275	35,840
FelCor Lodging Trust, Inc. (a)(b)	24,327	178,074
Fifth Street Finance Corp.	410	3,920
Financial Institutions, Inc.	153	3,932
First American Financial Corp.	729	19,289
First Bancorp	638	10,897
First Commonwealth Financial Corp.	10,432	97,644
First Community Bancshares, Inc.	1,061	18,493
First Financial Holdings, Inc.	52	3,425
First Industrial Realty Trust, Inc. (b)	2,011	35,112
First Merchants Corp.	1,000	21,190
First Midwest Bancorp, Inc.	9,478	174,016
First NBC Bank Holding Co. (a)	718	20,736
First Potomac Realty Trust (b)	246	2,952
First Security Group, Inc. (a)	4,262	8,908
Flushing Financial Corp.	1,375	29,714

	Principal Amount ($) or Shares	Market Value $
GFI Group, Inc.	9,963	37,660
Glimcher Realty Trust (b)	1,717	16,672
Gramercy Property Trust, Inc. (a)(b)	2,638	14,192
Hanmi Financial Corp.	539	11,082
Heritage Financial Corp.	559	9,615
Heritage Oaks Bancorp (a)	485	3,875
Hersha Hospitality Trust (b)	510	2,922
HFF, Inc. (Class A)	125	3,202
Home Loan Servicing Solutions, Ltd.	2,683	62,433
Horace Mann Educators Corp.	2,473	75,971
ICG Group, Inc. (a)	249	4,280
International Bancshares Corp.	1,708	44,562
Invesco Mortgage Capital, Inc. (b)	8,682	131,098
Investment Technology Group, Inc. (a)	7,834	153,468
JAVELIN Mortgage Investment Corp. (b)	260	3,208
Kite Realty Group Trust (b)	1,100	7,205
Lexington Realty Trust (b)	272	2,793
Maiden Holdings, Ltd.	5,646	71,478
MainSource Financial Group, Inc.	2,420	43,512
Manning & Napier, Inc.	155	2,832
MB Financial, Inc.	742	24,197
MCG Capital Corp.	33,459	160,938
Meadowbrook Insurance Group, Inc.	471	3,481
Metro Bancorp, Inc. (a)	587	13,149
MidWestOne Financial Group, Inc.	810	22,672
Montpelier Re Holdings, Ltd.	5,442	158,145
National Bank Holdings Corp.	156	3,304
Nelnet, Inc. (Class A)	3,038	136,710
New Residential Investment Corp. (b)	21,604	130,488
New York Mortgage Trust, Inc. (b)	860	6,029
NorthStar Realty Finance Corp. (b)	19,479	192,453
Northwest Bancshares, Inc.	6,664	99,560
OceanFirst Financial Corp.	220	4,092
OFG Bancorp	9,637	165,756
Old National Bancorp	2,048	31,846
One Liberty Properties, Inc. (b)	151	3,112
Oritani Financial Corp.	182	2,965
Pacific Continental Corp.	500	7,220
Parkway Properties, Inc. (b)	4,883	89,310
PennantPark Investment Corp.	8,718	106,098
Pennsylvania Real Estate Investment Trust (b)	200	3,598
PennyMac Financial Services, Inc. (Class A) (a)	158	2,828
PennyMac Mortgage Investment Trust (b)	134	3,026

Enhanced Small Cap Fund	19

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Peoples Bancorp, Inc.	476	11,405
Platinum Underwriters Holdings, Ltd.	2,000	126,800
Portfolio Recovery Associates, Inc. (a)	51	2,978
Preferred Bank/Los Angeles CA (a)	300	6,102
Primerica, Inc.	2,154	92,687
PrivateBancorp, Inc.	1,545	42,843
Prospect Capital Corp.	636	7,257
Provident Financial Holdings, Inc.	1,999	29,425
Provident Financial Services, Inc.	536	10,479
Radian Group, Inc.	211	3,009
Ramco-Gershenson Properties Trust (b)	201	3,216
Redwood Trust, Inc. (b)	167	3,103
RLJ Lodging Trust (b)	4,418	106,651
Rouse Properties, Inc. (b)	153	3,732
Safeguard Scientifics, Inc. (a)	193	3,599
Saul Centers, Inc. (b)	100	4,863
Silver Bay Realty Trust Corp. (b)	677	10,839
Solar Capital, Ltd.	2,769	64,102
Southwest Bancorp, Inc. (a)	4,188	71,908
StellarOne Corp.	300	7,566
Sterling Financial Corp.	153	4,995
Strategic Hotels & Resorts, Inc. (a)(b)	19,606	175,082
Summit Hotel Properties, Inc. (b)	557	5,058
Sunstone Hotel Investors, Inc. (b)	13,838	180,863
Susquehanna Bancshares, Inc.	16,036	201,893
TCP Capital Corp.	2,730	47,229
THL Credit, Inc.	774	13,135
Tree.com, Inc.	110	3,319
Umpqua Holdings Corp.	9,613	176,975
Union First Market Bankshares Corp.	700	18,067
Virtus Investment Partners, Inc. (a)	15	3,117
Washington Real Estate Investment Trust (b)	121	2,873
Webster Financial Corp.	6,819	201,024
Western Alliance Bancorp (a)	3,865	89,745
Wilshire Bancorp, Inc.	18,893	199,699
Wintrust Financial Corp.	72	3,266
WisdomTree Investments, Inc. (a)	12,099	185,357
World Acceptance Corp. (a)	1,616	149,189

		7,142,597

Health Care - 12.0%
ACADIA Pharmaceuticals, Inc. (a)	4,865	113,306
Acorda Therapeutics, Inc. (a)	189	6,579
Aegerion Pharmaceuticals, Inc. (a)	38	2,695
Albany Molecular Research, Inc. (a)	495	5,980

	Principal Amount ($) or Shares	Market Value $
Align Technology, Inc. (a)	3,971	216,975
Alliance HealthCare Services, Inc. (a)	3,713	107,231
Alnylam Pharmaceuticals, Inc. (a)	50	3,060
AMN Healthcare Services, Inc. (a)	251	3,484
Anika Therapeutics, Inc. (a)	1,018	34,968
ArthroCare Corp. (a)	3,291	124,137
Atrion Corp.	54	15,200
AVANIR Pharmaceuticals, Inc. (Class A) (a)	6,772	30,068
Cantel Medical Corp.	94	3,508
Celldex Therapeutics, Inc. (a)	535	14,852
Centene Corp. (a)	54	3,225
Chelsea Therapeutics International, Ltd. (a)	7,974	30,859
Chemed Corp.	43	3,351
CONMED Corp.	4,416	179,775
Cornerstone Therapeutics, Inc. (a)	3,152	29,913
Corvel Corp. (a)	118	5,462
CryoLife, Inc.	14,246	157,418
Curis, Inc. (a)	1,677	5,366
Emergent Biosolutions, Inc. (a)	7,242	162,583
Emeritus Corp. (a)	100	2,251
Endologix, Inc. (a)	576	10,293
Enzon Pharmaceuticals, Inc.	32,074	53,243
ExamWorks Group, Inc. (a)	119	3,512
Five Star Quality Care, Inc. (a)	4,996	24,630
Gentiva Health Services, Inc. (a)	1,227	15,153
Geron Corp. (a)	10,589	56,863
HealthSouth Corp.	111	3,973
Insulet Corp. (a)	275	10,181
Insys Therapeutics, Inc. (a)	1,052	46,393
Isis Pharmaceuticals, Inc. (a)	1,111	43,062
Keryx Biopharmaceuticals, Inc. (a)	7,576	105,231
Lannett Co., Inc. (a)	271	8,005
Magellan Health Services, Inc. (a)	2,891	176,929
MedAssets, Inc. (a)	7,426	159,956
Medical Action Industries, Inc. (a)	327	2,812
MEI Pharma, Inc. (a)	318	2,519
MiMedx Group, Inc. (a)	623	3,925
Molina Healthcare, Inc. (a)	5,181	174,082
Natus Medical, Inc. (a)	243	5,596
NuVasive, Inc. (a)	2,649	88,079
Omnicell, Inc. (a)	3,185	77,236
Orexigen Therapeutics, Inc. (a)	3,802	25,968
Owens & Minor, Inc.	91	3,474
PAREXEL International Corp. (a)	3,211	132,357
PDL BioPharma, Inc.	18,545	181,185
PhotoMedex, Inc. (a)	374	4,555
Questcor Pharmaceuticals, Inc.	1,713	99,371
Repligen Corp. (a)	285	3,839
Rigel Pharmaceuticals, Inc. (a)	2,512	6,682

20	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

RTI Biologics, Inc. (a)	1,037	3,194
Sagent Pharmaceuticals, Inc. (a)	456	10,356
Sangamo Biosciences, Inc. (a)	3,696	45,128
Santarus, Inc. (a)	4,769	153,466
Sciclone Pharmaceuticals, Inc. (a)	5,534	27,006
Select Medical Holdings Corp.	15,741	136,317
Stemline Therapeutics, Inc. (a)	1,663	34,358
STERIS Corp.	990	45,679
SurModics, Inc. (a)	4,623	111,507
Synergy Pharmaceuticals, Inc. (a)	3,700	16,983
Team Health Holdings, Inc. (a)	85	3,972
The Providence Service Corp. (a)	4,031	110,530
Thoratec Corp. (a)	4,674	184,015
Threshold Pharmaceuticals, Inc. (a)	29,428	145,080
Triple-S Management Corp. (Class B) (a)	2,207	44,714
US Physical Therapy, Inc.	98	3,309
WellCare Health Plans, Inc. (a)	2,344	174,159

		4,041,123

Industrials - 14.4%
AAON, Inc.	285	8,769
AAR Corp.	5,639	176,050
ABM Industries, Inc.	1,857	51,643
Actuant Corp. (Class A)	3,120	121,930
Air Transport Services Group, Inc. (a)	5,021	39,063
Aircastle, Ltd.	1,898	35,531
Alamo Group, Inc.	463	27,183
Albany International Corp.	1,446	53,155
Allegiant Travel Co. (a)	30	3,321
Altra Holdings, Inc.	699	21,236
Applied Industrial Technologies, Inc.	1,532	74,118
ARC Document Solutions, Inc. (a)	600	5,166
Arkansas Best Corp.	143	4,653
Atlas Air Worldwide Holdings, Inc. (a)	70	2,688
AZZ, Inc.	82	4,008
Barnes Group, Inc.	674	24,601
Beacon Roofing Supply, Inc. (a)	100	3,718
Briggs & Stratton Corp.	166	3,357
Casella Waste Systems, Inc. (Class A) (a)	529	3,158
Cenveo, Inc. (a)	3,984	13,665
CLARCOR, Inc.	55	3,329
Coleman Cable, Inc.	152	3,732
Columbus McKinnon Corp. (a)	674	18,670
Comfort Systems USA, Inc.	3,258	66,789
Consolidated Graphics, Inc. (a)	2,448	157,676
Courier Corp.	4,213	78,867

	Principal Amount ($) or Shares	Market Value $
Deluxe Corp.	3,940	195,779
Ducommun, Inc. (a)	124	3,142
Dycom Industries, Inc. (a)	5,604	158,593
EMCOR Group, Inc.	3,908	155,265
EnerSys	3,090	220,471
Engility Holdings, Inc. (a)	1,472	46,883
Esterline Technologies Corp. (a)	159	13,995
G&K Services, Inc. (Class A)	575	34,626
Generac Holdings, Inc.	515	27,429
General Cable Corp.	771	22,467
Gibraltar Industries, Inc. (a)	199	3,522
H&E Equipment Services, Inc. (a)	2,056	58,658
Hardinge, Inc.	211	3,268
Herman Miller, Inc.	2,016	64,331
Huron Consulting Group, Inc. (a)	52	3,091
Hyster-Yale Materials Handling, Inc.	1,973	164,469
ICF International, Inc. (a)	471	17,041
II-VI, Inc. (a)	9,612	157,156
Insperity, Inc.	2,928	103,212
John Bean Technologies Corp.	3,594	106,239
Kadant, Inc.	3,753	155,449
Kforce, Inc.	6,456	130,282
Kimball International, Inc. (Class B)	370	5,509
L.B. Foster Co. (Class A)	1,060	49,682
Lydall, Inc. (a)	3,332	59,410
Marten Transport, Ltd.	1,136	22,072
MasTec, Inc. (a)	154	4,874
Matson, Inc.	6,139	153,659
Meritor, Inc. (a)	17,750	141,467
Moog, Inc. (Class A) (a)	955	65,580
Mueller Industries, Inc.	55	3,359
Mueller Water Products, Inc. (Class A)	6,269	53,976
MYR Group, Inc. (a)	601	15,271
Navigant Consulting, Inc. (a)	211	4,136
NCI Building Systems, Inc. (a)	791	13,392
NN, Inc.	1,930	38,503
Orbital Sciences Corp. (a)	7,687	180,491
Pacer International, Inc. (a)	3,368	30,581
Park-Ohio Holdings Corp. (a)	341	14,520
Patrick Industries, Inc. (a)	104	3,250
Performant Financial Corp. (a)	291	3,053
PGT, Inc. (a)	9,321	93,210
Pike Corp.	944	9,921
Polypore International, Inc. (a)	75	2,848
Primoris Services Corp.	277	7,967
Quality Distribution, Inc. (a)	3,026	37,008
Resources Connection, Inc.	11,036	156,932
RPX Corp. (a)	1,228	20,287
Saia, Inc. (a)	124	4,307

Enhanced Small Cap Fund	21

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Sparton Corp. (a)	120	3,091
Spirit Airlines, Inc. (a)	4,570	209,626
Steelcase, Inc. (Class A)	10,908	178,128
Swift Transportation Co. (a)	575	13,311
TAL International Group, Inc. (a)	272	14,862
Taser International, Inc. (a)	2,699	46,396
The Brink’s Co.	107	3,588
The Gorman-Rupp Co.	100	4,207
TriMas Corp. (a)	2,587	94,632
TrueBlue, Inc. (a)	5,834	149,000
Tutor Perini Corp. (a)	133	3,257
Twin Disc, Inc.	123	3,534
Ultrapetrol Bahamas, Ltd. (a)	869	2,946
UniFirst Corp.	31	3,169
US Airways Group, Inc. (a)	3,149	73,939
USG Corp. (a)	109	2,986
Viad Corp.	800	21,600
Xerium Technologies, Inc. (a)	436	5,751

		4,880,732

Information Technology - 16.9%
Actuate Corp. (a)	2,611	20,522
Acxiom Corp. (a)	5,779	192,325
Aeroflex Holding Corp. (a)	394	2,660
Anaren, Inc. (a)	595	16,595
Angie’s List, Inc. (a)	132	1,719
Anixter International, Inc. (a)	301	26,608
Aspen Technology, Inc. (a)	5,576	220,419
AVG Technologies NV (a)	2,968	51,287
Aviat Networks, Inc. (a)	2,118	5,359
Benchmark Electronics, Inc. (a)	7,170	164,767
Black Box Corp.	2,596	72,714
Blucora, Inc. (a)	4,401	127,981
Cabot Microelectronics Corp. (a)	85	3,831
CACI International, Inc. (Class A) (a)	47	3,373
Calix, Inc. (a)	5,443	55,736
Carbonite, Inc. (a)	2,233	27,689
Checkpoint Systems, Inc. (a)	8,124	117,311
Cirrus Logic, Inc. (a)	1,788	36,082
comScore, Inc. (a)	111	3,020
Comtech Telecommunications Corp.	2,145	68,940
Comverse, Inc. (a)	3,559	119,226
Convergys Corp.	2,895	59,405
CSG Systems International, Inc.	125	3,609
CTS Corp.	1,453	26,416
Demandware, Inc. (a)	52	2,947
Dice Holdings, Inc. (a)	16,944	123,352
Digital River, Inc. (a)	3,947	70,533
Diodes, Inc. (a)	2,855	58,328
EarthLink, Inc.	15,758	85,881

	Principal Amount ($) or Shares	Market Value $
Ebix, Inc.	172	2,396
Electro Rent Corp.	358	7,633
Electronics for Imaging, Inc. (a)	1,721	68,152
Entegris, Inc. (a)	14,111	154,939
ePlus, Inc.	126	6,807
Euronet Worldwide, Inc. (a)	4,232	205,040
Fabrinet (a)	4,043	80,051
Finisar Corp. (a)	130	2,690
Forrester Research, Inc.	84	3,358
Global Cash Access Holdings, Inc. (a)	14,232	138,762
Harmonic, Inc. (a)	21,876	168,445
Heartland Payment Systems, Inc.	214	9,611
Insight Enterprises, Inc. (a)	7,905	190,273
Integrated Silicon Solution, Inc. (a)	12,749	150,948
IntraLinks Holdings, Inc. (a)	2,854	31,137
j2 Global, Inc.	56	2,686
Lattice Semiconductor Corp. (a)	675	3,760
Manhattan Associates, Inc. (a)	1,639	197,106
Marchex, Inc. (Class B)	339	3,180
MAXIMUS, Inc.	63	2,867
Microsemi Corp. (a)	5,832	142,476
MoneyGram International, Inc. (a)	300	6,327
Monotype Imaging Holdings, Inc.	5,484	170,827
Move, Inc. (a)	285	4,403
Netscout Systems, Inc. (a)	314	9,555
Newport Corp. (a)	3,449	59,150
OmniVision Technologies, Inc. (a)	3,672	58,862
Oplink Communications, Inc. (a)	1,841	29,861
PC Connection, Inc. (a)	3,570	77,576
Perficient, Inc. (a)	231	5,008
Pericom Semiconductor Corp. (a)	797	7,603
Plantronics, Inc.	949	42,449
PMC - Sierra, Inc. (a)	8,500	51,000
Progress Software Corp. (a)	2,735	72,040
PROS Holdings, Inc. (a)	95	3,661
PTC, Inc. (a)	2,485	80,862
QAD, Inc. (Class A)	885	15,116
Quantum Corp. (a)	2,105	2,631
RF Micro Devices, Inc. (a)	16,900	89,232
Sanmina Corp. (a)	6,781	104,970
Sapient Corp. (a)	711	11,184
ScanSource, Inc. (a)	2,031	85,282
Silicon Graphics International Corp. (a)	7,013	93,413
Silicon Image, Inc. (a)	27,307	148,004
Spansion, Inc. (Class A) (a)	9,221	114,248
SS&C Technologies Holdings, Inc. (a)	83	3,578
support.com, Inc. (a)	672	2,688
SYNNEX Corp. (a)	1,019	67,417
TeleNav, Inc. (a)	2,661	18,733

22	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

TeleTech Holdings, Inc. (a)	2,579	66,229
Tellabs, Inc.	1,379	3,379
TiVo, Inc. (a)	12,767	163,801
Travelzoo, Inc. (a)	478	10,267
TTM Technologies, Inc. (a)	1,376	13,347
Unisys Corp. (a)	6,394	175,643
United Online, Inc.	1,369	21,671
ValueClick, Inc. (a)	7,932	169,745
Verint Systems, Inc. (a)	4,732	179,437
WebMD Health Corp. (a)	83	3,210
XO Group, Inc. (a)	7,168	112,323
Zix Corp. (a)	1,370	6,343

		5,702,027

Materials - 4.9%
A. Schulman, Inc.	2,367	80,951
Berry Plastics Group, Inc. (a)	3,695	79,258
Chemtura Corp. (a)	3,986	105,230
Clearwater Paper Corp. (a)	1,334	70,635
Ferro Corp. (a)	3,000	41,790
FutureFuel Corp.	218	3,645
Graphic Packaging Holding Co. (a)	17,349	155,794
Handy & Harman, Ltd. (a)	455	11,161
Headwaters, Inc. (a)	1,773	17,127
Innospec, Inc.	3,571	173,944
Kaiser Aluminum Corp.	343	23,091
KapStone Paper and Packaging Corp.	68	3,623
KMG Chemicals, Inc.	142	2,582
Koppers Holdings, Inc.	3,575	169,384
Louisiana-Pacific Corp. (a)	401	6,576
Materion Corp.	1,472	42,335
Minerals Technologies, Inc.	2,366	140,540
Neenah Paper, Inc.	78	3,275
OM Group, Inc. (a)	1,147	37,782
Omnova Solutions, Inc. (a)	11,930	104,507
Quaker Chemical Corp.	43	3,485
Schweitzer-Mauduit International, Inc.	2,790	143,992
SunCoke Energy, Inc. (a)	8,696	197,138
Worthington Industries, Inc.	896	37,569

		1,655,414

Telecommunication Services - 1.0%
General Communication, Inc. (Class A) (a)	319	3,174
IDT Corp. (Class B)	2,242	49,795
Inteliquent, Inc.	7,301	84,619
magicJack VocalTec, Ltd. (a)	7,438	85,314
Premiere Global Services, Inc. (a)	504	4,702

	Principal Amount ($) or Shares	Market Value $
Shenandoah Telecommunications Co.	118	2,948
USA Mobility, Inc.	1,963	28,836
Vonage Holdings Corp. (a)	23,987	79,397

		338,785

Utilities - 2.5%
Avista Corp.	3,614	98,482
Chesapeake Utilities Corp.	600	34,908
Cleco Corp.	1,302	59,515
El Paso Electric Co.	3,130	112,774
Genie Energy, Ltd. (Class B) (a)	1,839	30,895
IDACORP, Inc.	2,878	148,735
New Jersey Resources Corp.	71	3,244
NorthWestern Corp.	1,545	67,949
PNM Resources, Inc.	5,697	132,569
Portland General Electric Co.	574	17,111
South Jersey Industries, Inc.	265	15,026
Southwest Gas Corp.	1,690	89,671
The Laclede Group, Inc.	211	9,729
UNS Energy Corp.	515	24,658

		845,266

Total Common Stocks (cost $24,231,537)		32,387,497

Short-Term Investment - 3.7%
SSgA Prime Money Market Fund 0.20% (c)(d) (cost $1,244,433)	1,244,433	1,244,433

Total Investments - 99.6% (identified cost $25,475,970)		33,631,930

Other Assets and Liabilities, Net - 0.4%		123,753

Net Assets - 100.0%		33,755,683

Footnotes:

(a)	Non-income producing security.
(b)	Real Estate Investment Trust (REIT).
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(d)	The rate shown is the annualized seven-day yield at period end.

Enhanced Small Cap Fund	23

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	11	USD	1,255,870	12/13	32,307

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					32,307

*	Cash and cash equivalents collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

	Market Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$4,655,806	$—	**	$—	$4,655,806	13.8
Consumer Staples	1,307,389	—		—	1,307,389	3.9
Energy	1,818,358	—		—	1,818,358	5.4
Financials	7,142,597	—		—	7,142,597	21.1
Health Care	4,041,123	—		—	4,041,123	12.0
Industrials	4,880,732	—		—	4,880,732	14.4
Information Technology	5,702,027	—		—	5,702,027	16.9
Materials	1,655,414	—		—	1,655,414	4.9
Telecommunication Services	338,785	—		—	338,785	1.0
Utilities	845,266	—		—	845,266	2.5
Short-Term Investment	1,244,433	—		—	1,244,433	3.7

Total Investments	$33,631,930	$—	*	$—	$33,631,930	99.6

Other Assets and Liabilities, Net						0.4

						100.0

Other Financial Instruments***
Futures Contract	$32,307	$—		$—	$32,307	0.1

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2013.
**	Fund held a Level 2 security that was valued at $0 at November 30, 2013.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

24	Enhanced Small Cap Fund

SSgA

Emerging Markets Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.3%
Austria - 1.1%
Erste Group Bank AG	356,599	12,551,834

Bermuda - 1.2%
COSCO Pacific, Ltd.	1,290,000	1,930,179
Credicorp, Ltd.	98,643	12,675,625

		14,605,804

Brazil - 8.9%
AMBEV SA ADR	741,810	5,608,084
Arteris SA	707,000	5,931,767
Banco Bradesco SA ADR (a)	454,193	6,027,141
Banco do Brasil SA	991,205	10,912,971
BB Seguridade Participacoes SA	1,195,183	12,995,012
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	181,422	1,932,144
Cielo SA	145,700	4,225,493
Direcional Engenharia SA	856,300	4,585,554
Even Construtora e Incorporadora SA	1,612,400	5,673,528
Ez Tec Empreendimentos e Participacoes SA	363,800	4,819,832
Gafisa SA ADR (a)(b)	673,924	2,008,294
Petroleo Brasileiro SA ADR	371,166	5,916,386
Petroleo Brasileiro SA ADR (Class A) (a)	471,135	7,792,573
Telefonica Brasil SA ADR (a)	263,000	5,117,980
Vale SA ADR (a)	1,479,877	22,671,716

		106,218,475

Cayman Islands - 3.2%
ANTA Sports Products, Ltd. (a)	1,896,000	2,670,612
ENN Energy Holdings, Ltd. (a)	1,054,000	7,423,062
Evergrande Real Estate Group, Ltd. (a)	10,469,941	4,402,624
Greentown China Holdings, Ltd.	2,275,500	3,950,679
Shimao Property Holdings, Ltd.	2,386,000	5,964,500
Tencent Holdings, Ltd.	231,900	13,412,699

		37,824,176

China - 13.9%
Bank of China, Ltd. (Class H)	47,027,100	22,747,270
China Construction Bank Corp. (Class H)	37,607,169	30,463,522
China Minsheng Banking Corp., Ltd. (Class H) (a)	5,934,500	7,157,240
China National Building Material Co., Ltd. (Class H) (a)	3,402,000	3,804,549
China Petroleum & Chemical Corp. (Class H)	16,356,100	14,050,889
China Railway Construction Corp. (Class H) (a)	7,962,000	8,924,662
Great Wall Motor Co., Ltd. (Class H) (a)	2,310,500	14,111,584

	Principal Amount ($) or Shares	Market Value $
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	5,058,000	8,129,179
Huaneng Power International, Inc. (Class H)	5,458,000	5,216,768
Industrial & Commercial Bank of China, Ltd. (Class H)	36,237,000	26,034,980
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	1,970,426	3,700,460
PetroChina Co., Ltd. (Class H)	4,942,000	5,845,503
PICC Property & Casualty Co., Ltd. (Class H)	4,502,000	7,467,862
Sihuan Pharmaceutical Holdings Group, Ltd.	3,083,000	2,417,837
Tsingtao Brewery Co., Ltd. (Class H) (a)	300,000	2,519,139
Zhejiang Expressway Co., Ltd. (Class H)	3,150,000	2,933,578

		165,525,022

Czech Republic - 0.9%
CEZ AS	240,806	6,683,791
Komercni Banka AS	16,120	3,703,466

		10,387,257

Egypt - 0.0%
Orascom Hotels & Development (b)(c)	1	—

Hong Kong - 4.7%
China Mobile, Ltd.	2,725,200	29,351,796
CNOOC, Ltd.	6,439,500	13,190,233
Guangdong Investment, Ltd.	4,476,000	4,139,606
Huabao International Holdings, Ltd. (a)	2,998,000	1,581,630
Shanghai Industrial Holdings, Ltd.	978,000	3,305,141
Shougang Fushan Resources Group, Ltd. (a)	12,572,000	4,410,858

		55,979,264

Hungary - 0.4%
OTP Bank PLC	250,521	5,068,017

India - 5.2%
Dabur India, Ltd.	1,014,350	2,688,864
HCL Technologies, Ltd.	538,171	9,352,756
ITC, Ltd.	1,860,655	9,539,988
Lupin, Ltd.	151,106	2,069,516
Oil & Natural Gas Corp., Ltd.	582,869	2,789,824
Power Finance Corp., Ltd.	712,395	1,814,333
Reliance Industries, Ltd.	649,460	8,867,327
Rural Electrification Corp., Ltd.	1,046,305	3,798,277
Sun Pharmaceutical Industries, Ltd.	546,202	4,999,641
Tata Consultancy Services, Ltd.	254,902	8,175,913

Emerging Markets Fund	25

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Tata Motors, Ltd.	747,174	4,767,135
Tata Steel, Ltd.	491,879	3,153,252

		62,016,826

Malaysia - 1.5%
IJM Corp. Bhd	1,835,700	3,331,941
Malayan Banking Bhd	1,034,300	3,138,521
Petronas Chemicals Group Bhd	914,600	1,915,467
Tenaga Nasional Bhd	2,976,100	9,104,668

		17,490,597

Mexico - 4.1%
America Movil SAB de CV ADR (Series L) (a)	394,162	9,160,325
Cemex SAB de CV ADR (b)	755,708	8,259,888
Compartamos S.A.B. de C.V. (a)	2,467,700	4,660,123
Grupo Financiero Santander Mexico SAB de CV ADR (Class B)	458,400	6,440,520
Grupo Mexico SAB de CV (Series B) (a)	1,301,168	3,857,041
Kimberly-Clark de Mexico SAB de CV (Class A)	2,969,000	8,821,369
OHL Mexico S.A.B. de CV (a)(b)	2,790,800	7,210,170

		48,409,436

Peru - 0.2%
Cia de Minas Buenaventura SA ADR	63,900	754,020
Southern Copper Corp. (a)	57,400	1,440,740

		2,194,760

Philippines - 1.8%
Aboitiz Power Corp.	2,783,900	2,114,556
Alliance Global Group, Inc.	4,414,400	2,561,411
Bank of the Philippine Islands	1,683,828	3,538,828
DMCI Holdings, Inc.	2,751,900	3,495,275
First Philippine Holdings Corp.	823,640	1,024,493
Metropolitan Bank & Trust	2,603,351	4,671,461
Philippine Long Distance Telephone Co. ADR	23,931	1,496,405
SM Investments Corp.	138,270	2,384,782

		21,287,211

Poland - 3.1%
KGHM Polska Miedz SA	152,902	5,851,964
PGE SA	845,322	5,113,066
Polskie Gornictwo Naftowe i Gazownictwo SA	1,549,973	2,879,687
Powszechna Kasa Oszczednosci Bank Polski SA	805,899	10,715,288
Powszechny Zaklad Ubezpieczen SA	61,910	9,401,822
Tauron Polska Energia SA	1,966,480	3,272,278

		37,234,105

	Principal Amount ($) or Shares	Market Value $
Russia - 7.9%
Gazprom OAO ADR	1,782,663	15,384,382
Lukoil OAO	393,052	24,226,496
Magnit OJSC	7,757	2,143,897
Magnit OJSC GDR	293,319	19,329,722
MegaFon OAO GDR	176,201	5,684,244
Moscow Exchange MICEX-RTS OAO	4,808,070	9,719,869
Sberbank	3,844,940	11,957,394
Surgutneftegas OAO	7,455,598	6,163,342

		94,609,346

South Africa - 3.4%
FirstRand, Ltd.	421,534	1,397,124
Investec, Ltd.	449,180	3,135,145
Mondi, Ltd.	380,138	6,260,483
MTN Group, Ltd.	801,453	15,578,090
Naspers, Ltd.	74,745	7,128,509
Sasol, Ltd.	131,009	6,474,036

		39,973,387

South Korea - 18.0%
Daelim Industrial Co., Ltd.	26,731	2,538,472
Dongbu Insurance Co., Ltd.	91,823	4,650,584
Hana Financial Group, Inc.	121,515	4,558,391
Hanwha Corp.	129,740	4,860,806
Hyundai Marine & Fire Insurance Co., Ltd.	216,770	6,544,270
Hyundai Mobis	6,744	1,956,353
Hyundai Motor Co.	109,097	25,977,931
Industrial Bank of Korea	594,440	6,431,388
Jahwa Electronics Co., Ltd. (a)	153,480	3,480,601
KCC Corp.	9,805	4,326,689
Kia Motors Corp.	280,451	16,006,086
KT&G Corp.	106,354	7,888,868
Partron Co., Ltd. (a)	145,308	2,210,582
POSCO	26,590	8,228,503
Samsung Electronics Co., Ltd.	45,872	64,757,411
Samsung Heavy Industries Co., Ltd.	221,890	8,218,925
SK Holdings Co., Ltd.	75,638	13,365,119
SK Innovation Co., Ltd.	28,063	3,818,456
SK Telecom Co., Ltd.	58,380	12,467,051
Woori Finance Holdings Co., Ltd.	1,043,130	12,468,671

		214,755,157

Taiwan - 11.3%
Asia Cement Corp.	4,038,127	5,362,519
Chipbond Technology Corp.	2,248,000	4,702,007
Chong Hong Construction Co.	818,000	2,681,152
CTBC Financial Holding Co., Ltd.	14,386,171	9,406,380
Far Eastern New Century Corp.	2,283,688	2,635,262
Farglory Land Development Co., Ltd.	1,304,000	2,317,713

26	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Fubon Financial Holding Co., Ltd.	4,819,366	6,888,531
Highwealth Construction Corp.	1,261,800	2,788,461
Hon Hai Precision Industry Co., Ltd.	6,126,300	16,146,901
Inventec Corp.	2,783,000	2,341,579
Lite-On Technology Corp.	2,161,405	3,509,344
MediaTek, Inc.	552,000	8,132,459
Mega Financial Holding Co., Ltd.	4,746,742	3,985,826
Pou Chen Corp.	3,871,630	5,036,756
Powertech Technology, Inc.	5,828,000	9,009,630
Quanta Computer, Inc.	3,113,000	6,932,037
Radiant Opto-Electronics Corp.	1,044,000	3,721,768
Ruentex Development Co., Ltd.	3,144,000	6,459,255
Taiwan Cement Corp.	6,108,000	9,669,521
Taiwan Mobile Co., Ltd.	966,382	3,164,237
Taiwan Semiconductor Manufacturing Co., Ltd.	5,470,782	19,410,425

		134,301,763

Thailand - 3.2%
Advanced Info Service PCL	1,613,567	11,457,281
Bangkok Bank PCL ADR	1,326,700	7,767,661
PTT Global Chemical PCL	1,511,600	3,589,520
PTT PCL	855,633	7,860,845
Sansiri PCL	47,031,900	2,958,718
Thai Airways International PCL (a)	5,596,300	2,893,136
Thai Oil PCL	693,600	1,360,847

		37,888,008

Turkey - 2.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (d)	3,933,288	5,142,826
Eregli Demir ve Celik Fabrikalari TAS	920,113	1,221,288
TAV Havalimanlari Holding AS	164,992	1,229,820
Turk Hava Yollari Anonim Ortakligi	2,385,519	8,837,443
Turkiye Halk Bankasi AS	426,476	3,273,923
Turkiye Is Bankasi (Class C)	1,311,167	3,376,786
Turkiye Vakiflar Bankasi Tao (Class D)	510,695	1,158,429

		24,240,515

United Kingdom - 0.3%
Old Mutual PLC	1,137,623	3,707,365

Total Common Stocks (cost $803,774,048)		1,146,268,325

Preferred Stocks - 2.9%
Brazil - 1.2%
Itau Unibanco Holding SA	318,530	4,494,135

	Principal Amount ($) or Shares	Market Value $
Cia Energetica de Minas Gerais	732,962	6,159,002
Cia Brasileira de Distribuicao Grupo Pao de Acucar	81,499	3,788,704

		14,441,841

Russia - 0.7%
AK Transneft OAO	3,163	8,074,108

South Korea - 1.0%
Samsung Electronics Co., Ltd.	11,953	11,328,412

Total Preferred Stocks (cost $18,498,271)		33,844,361

Short-Term Investments - 5.4%
United States - 5.4%
SSgA Prime Money Market Fund 0.20% (e)(f)	3,702,886	3,702,886
State Street Navigator Securities Lending Prime Portfolio (e)(g)	60,763,804	60,763,804

Total Short-Term Investments (cost $64,466,690)		64,466,690

Total Investments - 104.6% (identified cost $886,739,009)		1,244,579,376

Other Assets and Liabilities, Net - (4.6)%		(54,745,201)

Net Assets - 100.0%		1,189,834,175

Footnotes:

(a)	All or a portion of the shares of this security are on loan. (b) Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(d)	Real Estate Investment Trust (REIT).
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Emerging Markets Fund	27

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Sector Exposure	% of Net Assets	Market Value $
Common Stocks Consumer Discretionary	8.0	94,742,174
Consumer Staples	5.0	58,539,931
Energy	10.8	130,321,286
Financials	29.6	351,206,957
Health Care	0.8	9,486,994
Industrials	7.1	86,053,772
Information Technology	15.1	179,521,605
Materials	8.1	96,893,765
Telecommunication Services	7.9	93,477,409
Utilities	3.9	46,024,432
Preferred Stocks
Consumer Staples	0.3	3,788,704
Energy	0.7	8,074,108
Financial	0.4	4,494,135
Information Technology	1.0	11,328,412
Utilities	0.5	6,159,002
Short-Term Investments	5.4	64,466,690

Total Investments	104.6	1,244,579,376
Other Assets & Liabilities	(4.6)	(54,745,201)

	100.0	1,189,834,175

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI EAFE E-Mini Index Futures	35	USD	1,774,325	12/13	(103)
MSCI Taiwan Index Futures (Taiwan)	212	USD	6,283,680	12/13	190,104

					190,001

Short Positions
FTSE JSE Top 40 Africa Index Futures (South Africa)	189	ZAR	76,193,460	12/13	(174,715)
SGX CNX Nifty Index Futures (Singapore)	324	USD	4,035,744	12/13	(57,841)

					(232,556)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					(42,555)

*	Cash and cash equivalents collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

28	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	18,926,045	CLP	9,668,370,000	12/17/13	(814,761)
Barclays Bank PLC	RUB	290,889,825	USD	8,802,839	12/17/13	51,927
Barclays Bank PLC	TWD	75,977,475	USD	2,568,542	12/17/13	(176)
Citibank N.A.	USD	4,496,790	PEN	12,608,100	12/17/13	(7,319)
Citibank N.A.	CZK	89,520,543	USD	4,613,415	12/17/13	167,472
Citibank N.A.	HKD	167,627,700	USD	21,621,848	12/17/13	(807)
Citibank N.A.	USD	27,921,602	ZAR	281,445,000	12/17/13	(391,928)
Credit Suisse	HUF	1,015,466,650	USD	4,450,089	12/17/13	(122,674)
Deutsche Bank AG	USD	6,337,873	IDR	73,360,875,000	12/17/13	(220,775)
Deutsche Bank AG	USD	21,750,574	INR	1,421,617,500	12/17/13	922,547
Deutsche Bank AG	USD	5,900,000	MYR	19,316,600	12/17/13	88,116
Deutsche Bank AG	THB	326,728,500	USD	10,187,979	12/17/13	19,199
Goldman Sachs & Co.	PLN	19,050,000	USD	5,981,819	12/17/13	(168,165)
JPMorgan Chase Bank NA	CZK	100,950,000	USD	5,298,670	12/17/13	285,096
JPMorgan Chase Bank NA	KRW	7,582,631,250	USD	6,948,256	12/17/13	(209,941)
JPMorgan Chase Bank NA	PHP	670,304,250	USD	15,321,240	12/17/13	(4,379)
Royal Bank of Scotland PLC	USD	5,956,067	TRY	12,120,000	12/17/13	30,239
Royal Bank of Scotland PLC	CZK	99,601,740	USD	4,932,000	12/17/13	(14,615)
Royal Bank of Scotland PLC	PLN	39,590,000	USD	12,626,778	12/17/13	(154,212)
Societe Generale	USD	7,759,126	TRY	15,900,000	12/17/13	94,196
Societe Generale	USD	4,250,000	TRY	8,714,625	12/17/13	54,324

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(396,636)

Foreign Currency Abbreviations:

CLP - Chilean Peso

CZK - Czech Koruna

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Emerging Markets Fund	29

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$12,551,834	$—	$—	$12,551,834	1.1
Bermuda	14,605,804	—	—	14,605,804	1.2
Brazil	106,218,475	—	—	106,218,475	8.9
Cayman Islands	37,824,176	—	—	37,824,176	3.2
China	165,525,022	—	—	165,525,022	13.9
Czech Republic	10,387,257	—	—	10,387,257	0.9
Egypt	—	— **	—	— **	0.0	***
Hong Kong	55,979,264	—	—	55,979,264	4.7
Hungary	5,068,017	—	—	5,068,017	0.4
India	62,016,826	—	—	62,016,826	5.2
Malaysia	17,490,597	—	—	17,490,597	1.5
Mexico	48,409,436	—	—	48,409,436	4.1
Peru	2,194,760	—	—	2,194,760	0.2
Philippines	21,287,211	—	—	21,287,211	1.8
Poland	37,234,105	—	—	37,234,105	3.1
Russia	94,609,346	—	—	94,609,346	7.9
South Africa	39,973,387	—	—	39,973,387	3.4
South Korea	214,755,157	—	—	214,755,157	18.0
Taiwan	134,301,763	—	—	134,301,763	11.3
Thailand	37,888,008	—	—	37,888,008	3.2
Turkey	24,240,515	—	—	24,240,515	2.0
United Kingdom	3,707,365	—	—	3,707,365	0.3
Preferred Stocks
Brazil	14,441,841	—	—	14,441,841	1.2
Russia	8,074,108	—	—	8,074,108	0.7
South Korea	11,328,412	—	—	11,328,412	1.0
Short-Term Investments	3,702,886	60,763,804	—	64,466,690	5.4

Total Investments	$1,183,815,572	$60,763,804	$—	$1,244,579,376	104.6

Other Assets and Liabilities, Net					(4.6)

					100.0

Other Financial Instruments
Futures Contracts	(42,555)	—	—	(42,555)	(—	)**
Foreign Currency Exchange Contracts	—	(396,636)	—	(396,636)	(—	)**

Total Other Financial Instruments****	$(42,555)	$(396,636)	$—	$(439,191)

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2013.
**	Fund held a Level 2 security that was valued at $0 at November 30, 2013.
***	Less than 0.05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

30	Emerging Markets Fund

SSgA

International Stock Selection Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.5%
Australia - 5.6%
Amcor, Ltd.	284,297	2,859,456
Dexus Property Group (a)	1,420,210	1,352,107
Flight Centre Travel Group, Ltd.	58,045	2,574,819
GPT Group (a)	496,188	1,618,346
Sonic Healthcare, Ltd.	236,676	3,577,195
Tatts Group, Ltd.	568,687	1,600,935
Telstra Corp., Ltd.	801,253	3,693,705
Westpac Banking Corp.	119,284	3,573,190
Woolworths, Ltd.	48,083	1,475,824

		22,325,577

Austria - 1.2%
OMV AG	99,319	4,864,041

Belgium - 1.4%
Anheuser-Busch InBev NV	55,455	5,661,472

Cayman Islands - 0.3%
MGM China Holdings, Ltd.	337,200	1,200,457

Denmark - 1.5%
Carlsberg A/S (Class B)	42,919	4,701,428
Novo Nordisk A/S (Class B)	6,701	1,200,214

		5,901,642

Finland - 1.2%
UPM-Kymmene Oyj (b)	287,529	4,777,138

France - 10.6%
AXA SA	349,407	9,153,999
BNP Paribas SA	87,466	6,564,946
Credit Agricole SA (c)	292,961	3,673,425
EDF SA	46,297	1,723,309
GDF Suez	62,154	1,441,326
Legrand SA	55,114	3,041,690
Renault SA	37,854	3,357,516
Safran SA	21,054	1,385,903
Schneider Electric SA	16,442	1,391,785
Societe Generale SA	61,849	3,557,066
Total SA	45,384	2,749,467
Vinci SA	60,825	3,910,501

		41,950,933

Germany - 10.6%
Allianz SE	25,113	4,361,732
BASF SE	73,020	7,796,937
Bayer AG	41,802	5,576,583
Continental AG	21,671	4,524,936
Deutsche Bank AG	78,819	3,800,113

	Principal Amount ($) or Shares	Market Value $
Deutsche Telekom AG	103,157	1,637,522
Freenet AG (c)	71,317	2,024,394
HeidelbergCement AG	24,914	1,948,495
Merck KGaA	15,050	2,610,881
Siemens AG	44,073	5,819,672
Volkswagen AG	7,126	1,855,301

		41,956,566

Hong Kong - 2.5%
Cathay Pacific Airways, Ltd.	546,000	1,156,420
Cheung Kong Holdings, Ltd.	397,000	6,278,137
Wharf Holdings, Ltd.	302,000	2,510,613

		9,945,170

Italy - 1.4%
ENI SpA	139,495	3,356,115
Mediobanca SpA (c)	137,380	1,174,840
Unipol Gruppo Finanziario SpA	214,720	1,078,696

		5,609,651

Japan - 22.2%
Asahi Kasei Corp.	181,000	1,427,855
Bridgestone Corp. (b)	39,000	1,427,874
Central Japan Railway Co.	31,400	3,776,890
Daicel Chemical Industries, Ltd.	279,000	2,211,843
Daiwa Securities Group, Inc.	111,000	1,078,301
Fuji Electric Co., Ltd.	561,000	2,541,411
FUJIFILM Holdings Corp.	238,000	6,499,253
ITOCHU Corp.	210,000	2,648,963
Kirin Holdings Co., Ltd.	101,000	1,556,046
Konica Minolta, Inc.	310,000	3,126,483
Marubeni Corp.	195,000	1,414,547
Mitsubishi Chemical Holdings Corp. (b)	490,000	2,277,178
Mitsubishi Heavy Industries, Ltd.	334,000	2,142,426
Mitsubishi Motors Corp. (b)(c)	251,900	2,729,890
Mitsubishi UFJ Financial Group, Inc.	1,264,900	8,138,336
Mizuho Financial Group, Inc.	3,365,600	7,064,721
Namco Bandai Holdings, Inc.	96,100	1,952,493
NEC Corp.	590,000	1,301,831
Nippon Telegraph & Telephone Corp.	61,700	3,096,295
Nissan Chemical Industries, Ltd.	79,700	1,250,455
ORIX Corp.	324,500	5,908,640
Otsuka Holdings Co., Ltd.	47,300	1,381,710
Sekisui Chemical Co., Ltd.	148,000	1,733,952
Sumitomo Corp.	90,900	1,124,435
Sumitomo Mitsui Financial Group, Inc.	125,701	6,222,153
Taiheiyo Cement Corp. (b)	1,020,000	4,122,822

International Stock Selection Fund	31

SSgA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Toppan Printing Co., Ltd.	268,000	2,166,502
Toyota Motor Corp.	38,300	2,385,687
UNY Group Holdings Co., Ltd.	458,700	3,005,006
Yahoo Japan Corp.	431,800	2,082,589

		87,796,587

Netherlands - 2.2%
ING Groep NV (c)	282,344	3,666,108
Koninklijke Ahold NV	131,653	2,396,598
Koninklijke Philips NV	76,134	2,724,811

		8,787,517

Norway - 0.7%
StatoilHydro ASA	125,217	2,826,509

Singapore - 1.2%
DBS Group Holdings, Ltd.	243,000	3,326,354
Hutchison Port Holdings Trust	2,025,000	1,377,000

		4,703,354

Spain - 4.1%
Amadeus IT Holding SA (Class A) (b)	38,031	1,424,149
Enagas SA	44,975	1,183,173
Gas Natural SDG SA	226,103	5,627,188
Iberdrola SA	438,453	2,792,353
Repsol SA	150,888	3,962,290
Sacyr SA (b)(c)	196,816	1,046,771

		16,035,924

Sweden - 2.8%
Skandinaviska Enskilda Banken AB (Class A)	348,891	4,236,045
Swedbank AB (Class A)	54,799	1,400,055
TeliaSonera AB	119,337	974,748
Trelleborg AB (Class B)	222,683	4,330,669

		10,941,517

Switzerland - 8.0%
Nestle SA	27,160	1,983,554
Novartis AG	120,228	9,503,377
OC Oerlikon Corp. AG (c)	110,766	1,606,898
Roche Holding AG	46,765	13,037,140
Swiss Life Holding AG (c)	10,480	2,168,954
Swiss Re AG (c)	38,509	3,426,279

		31,726,202

United Kingdom - 19.0%
3i Group PLC	158,702	961,125
AstraZeneca PLC	56,379	3,242,299
Aviva PLC	321,115	2,256,406
BP PLC	358,727	2,830,133
British American Tobacco PLC	59,487	3,175,182
BT Group PLC	1,543,829	9,417,906

	Principal Amount ($) or Shares	Market Value $
Capita PLC	83,351	1,360,197
HSBC Holdings PLC	471,988	5,268,020
IMI PLC	99,853	2,399,291
ITV PLC	1,174,973	3,654,073
J Sainsbury PLC	185,271	1,235,447
Kingfisher PLC	355,708	2,188,576
Legal & General Group PLC	1,409,459	4,934,680
Next PLC	44,722	4,022,394
Royal Dutch Shell PLC (Class A)	214,657	7,195,662
Royal Dutch Shell PLC (Class B)	152,980	5,369,780
Tate & Lyle PLC	322,192	4,139,808
Tesco PLC	584,084	3,326,503
Unilever PLC	78,736	3,181,927
Vodafone Group PLC	1,432,105	5,316,351

		75,475,760

Total Common Stocks (cost $295,825,525)		382,486,017

Preferred Stock - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA (cost $1,807,466)	21,203	2,403,717

Short-Term Investments - 1.3%
United States - 1.3%
SSgA Prime Money Market Fund 0.20% (d)(e)	100	100
State Street Navigator Securities Lending Prime Portfolio (d)(f)	4,946,448	4,946,448

Total Short-Term Investments (cost $4,946,548)		4,946,548

Total Investments - 98.4% (identified cost $302,579,539)		389,836,282

Other Assets and Liabilities, Net - 1.6%		6,523,413

Net Assets - 100.0%		396,359,695

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	All or a portion of the shares of this security are on loan.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.

Abbreviations:

PLC - Public Limited Company

32	International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	8.9	35,208,903
Consumer Staples	9.1	35,838,795
Energy	8.3	33,153,997
Financials	27.6	108,753,387
Health Care	10.0	40,129,399
Industrials	12.0	47,366,782
Information Technology	3.6	14,434,305
Materials	7.3	28,672,179
Telecommunication Services	6.5	26,160,921
Utilities	3.2	12,767,349
Preferred Stocks
Consumer Staples	0.6	2,403,717
Short-Term Investments	1.3	4,946,548

Total Investments	98.4	389,836,282
Other Assets & Liabilities	1.6	6,523,413

	100.0	396,359,695

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI EAFE E-Mini Index Futures	85	USD	7,961,100	12/13	142,230

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					142,230

*	Cash collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

International Stock Selection Fund	33

SSgA

International Stock Selection Fund

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,325,577	$—	$—	$22,325,577	5.6
Austria	4,864,041	—	—	4,864,041	1.2
Belgium	5,661,472	—	—	5,661,472	1.4
Cayman Islands	1,200,457	—	—	1,200,457	0.3
Denmark	5,901,642	—	—	5,901,642	1.5
Finland	4,777,138	—	—	4,777,138	1.2
France	41,950,933	—	—	41,950,933	10.6
Germany	41,956,566	—	—	41,956,566	10.6
Hong Kong	9,945,170	—	—	9,945,170	2.5
Italy	5,609,651	—	—	5,609,651	1.4
Japan	87,796,587	—	—	87,796,587	22.2
Netherlands	8,787,517	—	—	8,787,517	2.2
Norway	2,826,509	—	—	2,826,509	0.7
Singapore	4,703,354	—	—	4,703,354	1.2
Spain	16,035,924	—	—	16,035,924	4.1
Sweden	10,941,517	—	—	10,941,517	2.8
Switzerland	31,726,202	—	—	31,726,202	8.0
United Kingdom	75,475,760	—	—	75,475,760	19.0
Preferred Stocks
Germany	2,403,717	—	—	2,403,717	0.6
Short-Term Investments	100	4,946,448	—	4,946,548	1.3

Total Investments	$384,889,834	$4,946,448	$—	$389,836,282	98.4

Other Assets and Liabilities, Net					1.6

					100.0

Other Financial Instruments**
Futures Contracts	$142,230	$—	$—	$142,230	—	***

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2013
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

34	International Stock Selection Fund

SSgA

High Yield Bond Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 90.5%
Corporate Bonds and Notes - 79.3%
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	251,250
Activision Blizzard, Inc. 5.625%, due 09/15/21 (a)	188,000	195,285
ADT Corp. (The) 3.500%, due 07/15/22	325,000	284,518
Ahern Rentals, Inc. 9.500%, due 06/15/18 (a)	350,000	376,250
Alcatel-Lucent USA, Inc. 6.750%, due 11/15/20 (a)	250,000	252,188
Alere, Inc. 6.500%, due 06/15/20	400,000	410,000
Alliance One International, Inc. 9.875%, due 07/15/21 (a)	275,000	253,000
Allison Transmission, Inc. 7.125%, due 05/15/19 (a)	350,000	377,125
Ally Financial, Inc. 4.750%, due 09/10/18	300,000	315,000
American Axle & Manufacturing, Inc. 5.125%, due 02/15/19	250,000	255,000
Antero Resources Finance Corp. 6.000%, due 12/01/20	615,000	644,212
ArcelorMittal 10.350%, due 06/01/19	1,350,000	1,704,375
Artesyn Escrow, Inc. 9.750%, due 10/15/20 (a)	325,000	338,000
Ashtead Capital, Inc. 6.500%, due 07/15/22 (a)	525,000	561,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625%, due 10/01/20	550,000	583,000
Audatex North America, Inc. 6.000%, due 06/15/21 (a)	240,000	250,800
Beverages & More, Inc. 10.000%, due 11/15/18 (a)	125,000	125,625
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	550,000	606,375
BI-LO LLC/BI-LO Finance Corp. PIK 8.625%, due 09/15/18 (a)	350,000	362,688
Biomet, Inc. 6.500%, due 08/01/20	398,000	421,880
Blackboard, Inc. 7.750%, due 11/15/19 (a)	450,000	445,500
BMC Software Finance, Inc. 8.125%, due 07/15/21 (a)	465,000	492,900
BOE Intermediate Holding Corp. PIK 9.000%, due 11/01/17 (a)	522,750	538,432

	Principal Amount ($) or Shares	Market Value $
BOE Merger Corp. PIK 9.500%, due 11/01/17 (a)	550,000	583,000
Burlington Coat Factory Warehouse Corp. 10.000%, due 02/15/19	250,000	280,313
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK 9.000%, due 02/15/18 (a)	220,000	226,600
Cablevision Systems Corp. 5.875%, due 09/15/22	550,000	532,125
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625%, due 08/01/20	475,000	528,437
Capella Healthcare, Inc. 9.250%, due 07/01/17	200,000	214,500
Case New Holland, Inc. 7.875%, due 12/01/17	400,000	473,000
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250%, due 10/30/17	750,000	793,125
CenturyLink, Inc. Series V 5.625%, due 04/01/20	341,000	346,968
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	550,000	567,875
Chaparral Energy, Inc. 9.875%, due 10/01/20	250,000	285,000
8.250%, due 09/01/21	125,000	137,188
Chesapeake Energy Corp. 5.375%, due 06/15/21	1,087,000	1,122,327
Chinos Intermediate Holdings A, Inc. PIK 7.750%, due 05/01/19 (a)	420,000	423,150
CHS/Community Health Systems, Inc. 8.000%, due 11/15/19	500,000	543,750
CIT Group, Inc. 5.000%, due 05/15/17	550,000	587,125
5.250%, due 03/15/18	500,000	538,750
Citigroup, Inc. Series D 5.350%, due 05/15/23 (b) (c)	350,000	308,875
Claire’s Stores, Inc. 6.125%, due 03/15/20 (a)	882,000	895,230
Clayton Williams Energy, Inc. 7.750%, due 04/01/19 (a)	325,000	334,750
Clear Channel Communications, Inc. 5.500%, due 09/15/14	250,000	248,125

High Yield Bond Fund	35

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Clear Channel Worldwide Holdings, Inc. Series A 7.625%, due 03/15/20	125,000	130,625
Series B 7.625%, due 03/15/20	625,000	659,375
CNH Capital LLC 6.250%, due 11/01/16	350,000	384,125
Continental Resources, Inc. 5.000%, due 09/15/22	550,000	566,500
4.500%, due 04/15/23	160,000	158,400
Continental Rubber of America Corp. 4.500%, due 09/15/19 (a)	153,000	161,920
CPG Merger Sub LLC 8.000%, due 10/01/21 (a)	450,000	469,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125%, due 03/01/22 (a)	171,000	174,848
CVR Refining LLC/Coffeyville Finance, Inc. 6.500%, due 11/01/22	550,000	544,500
DAE Aviation Holdings, Inc. 11.250%, due 08/01/15 (a)	185,000	185,694
Delphi Corp. 6.125%, due 05/15/21	300,000	330,000
Delta Air Lines 2007-1 Class C Pass Through Trust 8.954%, due 08/10/14	185,508	189,218
Deluxe Corp. 7.000%, due 03/15/19	300,000	321,750
Diamondback Energy, Inc. 7.625%, due 10/01/21 (a)	300,000	313,500
DISH DBS Corp. 5.125%, due 05/01/20	500,000	503,750
Dole Food Co., Inc. 7.250%, due 05/01/19 (a)	500,000	497,500
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, due 07/15/19	375,000	412,500
Energy XXI Gulf Coast, Inc. 7.500%, due 12/15/21 (a)	583,000	610,692
EnergySolutions, Inc./EnergySolutions LLC 10. 750%, due 08/15/18	375,000	402,187
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	313,000	359,950
EP Energy LLC/Everest Acquisition Finance, Inc. 7.750%, due 09/01/22	275,000	309,375

	Principal Amount ($) or Shares	Market Value $
EPE Holdings LLC/EP Energy Bond Co., Inc. PIK 8.875%, due 12/15/17 (a)	1,042,895	1,089,825
Felcor Lodging LP 6.750%, due 06/01/19	505,000	540,350
Ferrellgas LP/Ferrellgas Finance Corp. 6.750%, due 01/15/22 (a)	600,000	610,500
FGI Operating Co. LLC/FGI Finance, Inc. 7.875%, due 05/01/20	500,000	533,750
First Data Corp. 11.250%, due 03/31/16	85,000	86,169
6.750%, due 11/01/20 (a)	575,000	602,312
11.250%, due 01/15/21 (a)	525,000	577,500
Flexi-Van Leasing, Inc. 7.875%, due 08/15/18 (a)	350,000	371,000
FMG Resources August 2006 Pty Ltd. 6.875%, due 04/01/22 (a)	500,000	540,000
Freescale Semiconductor, Inc. 6.000%, due 01/15/22 (a)	294,000	296,940
Freescale Semiconductor, Inc. Series 1 9.250%, due 04/15/18 (a)	224,000	241,640
Fresenius Medical Care US Finance, Inc. 6.875%, due 07/15/17	130,000	147,713
6.500%, due 09/15/18 (a)	325,000	367,656
Frontier Communications Corp. 9.250%, due 07/01/21	250,000	293,750
7.125%, due 01/15/23	550,000	563,750
General Motors Co. 3.500%, due 10/02/18 (a)	194,000	197,638
General Motors Financial Co., Inc. 3.250%, due 05/15/18 (a)	175,000	175,438
6.750%, due 06/01/18	275,000	311,438
Gentiva Health Services, Inc. 11.500%, due 09/01/18	350,000	363,125
Genworth Financial, Inc. 6.150%, due 11/15/66 (c)	400,000	356,000
GXS Worldwide, Inc. 9.750%, due 06/15/15	275,000	285,340
Halcon Resources Corp. 8.875%, due 05/15/21	830,000	842,450
HCA, Inc. 6.500%, due 02/15/20	675,000	745,031
HD Supply, Inc. 7.500%, due 07/15/20	750,000	795,000
Healthcare Technology Intermediate, Inc. PIK 7.375%, due 09/01/18 (a)	371,000	381,202

36	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Hercules Offshore, Inc. 7.500%, due 10/01/21 (a)	360,000	378,000
Hexion US Finance Corp. 6.625%, due 04/15/20	561,000	571,519
Interline Brands, Inc. PIK 10.000%, due 11/15/18	500,000	546,250
International Lease Finance Corp. 6.250%, due 05/15/19	275,000	300,781
8.250%, due 12/15/20	350,000	415,625
iPayment, Inc. 10.250%, due 05/15/18	325,000	256,750
j2 Global, Inc. 8.000%, due 08/01/20	500,000	538,750
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375%, due 04/01/20 (a)	473,000	490,146
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.625%, due 12/01/21 (a)	400,000	386,000
Level 3 Communications, Inc. 8.875%, due 06/01/19	250,000	274,063
Level 3 Financing, Inc. 8.625%, due 07/15/20	250,000	280,000
6.125%, due 01/15/21 (a)	300,000	304,500
Linn Energy LLC/Linn Energy Finance Corp. 6.250%, due 11/01/19 (a)	250,000	248,750
Magnachip Semiconductor Corp. 6.625%, due 07/15/21	450,000	456,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250%, due 06/15/22	406,000	435,435
4.500%, due 07/15/23	286,000	270,985
McClatchy Co. (The) 9.000%, due 12/15/22	505,000	547,925
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, due 05/15/19 (a)	500,000	555,000
Memorial Production Partners LP/Memorial Production Finance Corp. 7.625%, due 05/01/21	334,000	343,185
MetroPCS Wireless, Inc. 6.250%, due 04/01/21 (a)	365,000	379,600
MGM Resorts International 6.750%, due 10/01/20	550,000	591,250
6.625%, due 12/15/21	655,000	689,387
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK 7.500%, due 08/01/18 (a)	484,000	500,940
Monitronics International, Inc. 9.125%, due 04/01/20	500,000	527,500

	Principal Amount ($) or Shares	Market Value $
Murray Energy Corp. 8.625%, due 06/15/21 (a)	500,000	515,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.000%, due 08/01/18 (a)	375,000	387,187
Neiman Marcus Group LTD, Inc. 8.000%, due 10/15/21 (a)	366,000	376,065
Neiman Marcus Group LTD, Inc. PIK 8.750%, due 10/15/21 (a)	329,000	338,870
NES Rentals Holdings, Inc. 7.875%, due 05/01/18 (a)	325,000	340,438
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.875%, due 03/15/22 (a)	550,000	563,750
Newfield Exploration Co. 5.750%, due 01/30/22	650,000	677,625
Nexstar Broadcasting, Inc. 6.875%, due 11/15/20	231,000	244,283
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125%, due 11/15/20	550,000	567,875
Nuveen Investments, Inc. 5.500%, due 09/15/15	375,000	375,000
9.125%, due 10/15/17 (a)	250,000	248,125
Peabody Energy Corp. 6.000%, due 11/15/18	275,000	292,188
Penn National Gaming, Inc. 5.875%, due 11/01/21 (a)	450,000	442,125
Pittsburgh Glass Works LLC 8.000%, due 11/15/18 (a)	318,000	330,720
Plastipak Holdings, Inc. 6.500%, due 10/01/21 (a)	450,000	466,875
PolyOne Corp. 5.250%, due 03/15/23	500,000	487,500
PQ Corp. 8.750%, due 05/01/18 (a)	550,000	599,500
Provident Funding Associates LP/PFG Finance Corp. 6.750%, due 06/15/21 (a)	233,000	236,495
Quiksilver, Inc./QS Wholesale, Inc. 7.875%, due 08/01/18 (a)	300,000	323,250
Revlon Consumer Products Corp. 5.750%, due 02/15/21 (a)	525,000	520,406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 9.875%, due 08/15/19	920,000	1,021,200
6.875%, due 02/15/21	340,000	367,200

High Yield Bond Fund	37

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

RHP Hotel Properties LP/RHP Finance Corp. 5.000%, due 04/15/21	400,000	392,000
Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	550,000	565,125
RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	744,187
Ruby Tuesday, Inc. 7.625%, due 05/15/20	500,000	470,000
Sabre, Inc. 8.500%, due 05/15/19 (a)	500,000	553,125
Samson Investment Co. 10.500%, due 02/15/20 (a)	300,000	324,375
Sanchez Energy Corp. 7.750%, due 06/15/21 (a)	300,000	306,750
SandRidge Energy, Inc. 8.125%, due 10/15/22	500,000	526,875
SBA Communications Corp. 5.625%, due 10/01/19	275,000	282,563
Select Medical Corp. 6.375%, due 06/01/21	450,000	432,000
ServiceMaster Co. 7.000%, due 08/15/20	231,000	220,894
Sinclair Television Group, Inc. 6.375%, due 11/01/21 (a)	525,000	539,437
SLM Corp. MTN 8.000%, due 03/25/20	805,000	913,675
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	500,000	531,250
Sprint Corp. 7.250%, due 09/15/21 (a)	1,200,000	1,299,000
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	550,000	611,875
SunGard Data Systems, Inc. 6.625%, due 11/01/19	550,000	574,062
SUPERVALU, Inc. 6.750%, due 06/01/21 (a)	500,000	490,625
Surgical Care Affiliates, Inc. 10.000%, due 07/15/17 (a)	275,000	284,166
T-Mobile USA, Inc. 5.250%, due 09/01/18 (a)	185,000	192,863
6.633%, due 04/28/21	633,000	663,067
Taminco Global Chemical Corp. 9.750%, due 03/31/20 (a)	485,000	551,687
Tenet Healthcare Corp. 8.125%, due 04/01/22	526,000	570,710
Tenneco, Inc. 7.750%, due 08/15/18	250,000	268,750
Textron Financial Corp. 6.000%, due 02/15/67 (a)(c)	350,000	308,875

	Principal Amount ($) or Shares	Market Value $
The Goodyear Tire & Rubber Co. 6.500%, due 03/01/21	550,000	583,000
The Sun Products Corp. 7.750%, due 03/15/21 (a)	525,000	451,500
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19	275,000	314,875
TransDigm, Inc. 7.750%, due 12/15/18	475,000	510,625
UCI International, Inc. 8.625%, due 02/15/19	250,000	252,500
United Rentals North America, Inc. 7.375%, due 05/15/20	200,000	223,500
8.375%, due 09/15/20	250,000	278,750
6.125%, due 06/15/23	440,000	455,400
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	856,000	907,360
Vanguard Natural Resources LLC/VNR Finance Corp. 7.875%, due 04/01/20	275,000	286,000
Viasystems, Inc. 7.875%, due 05/01/19 (a)	950,000	1,033,125
Virgin Media Finance PLC 6.375%, due 04/15/23 (a)	525,000	542,062
WCI Communities, Inc. 6.875%, due 08/15/21 (a)	350,000	343,875
WellCare Health Plans, Inc. 5.750%, due 11/15/20	240,000	246,600
Whiting Petroleum Corp. 5.750%, due 03/15/21 (a)	300,000	309,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	500,000	556,250
Wyle Services Corp. 10.500%, due 04/01/18 (a)	200,000	192,000
Zayo Group LLC/Zayo Capital, Inc. 8.125%, due 01/01/20	302,000	332,955

		79,465,248

International Debt - 11.2%
Air Canada 6.750%, due 10/01/19 (a)	900,000	933,750
Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (a)	250,000	270,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20 (a)	200,000	200,500
4.875%, due 11/15/22 (a)	625,000	607,812
Capsugel SA PIK 7.000%, due 05/15/19 (a)	350,000	356,125

38	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

CEVA Group PLC 8.375%, due 12/01/17 (a)	1,000,000	1,050,000
Commerzbank AG 8.125%, due 09/19/23 (a)	200,000	219,500
Exopack Holdings SA 7.875%, due 11/01/19 (a)	300,000	301,500
FMG Resources August 2006 Pty Ltd. 8.250%, due 11/01/19 (a)	350,000	391,125
HBOS PLC 6.750%, due 05/21/18 (a)	500,000	565,785
INEOS Group Holdings SA 6.125%, due 08/15/18 (a)	550,000	553,437
Intelsat Luxembourg SA 7.750%, due 06/01/21 (a)	188,000	196,930
Kodiak Oil & Gas Corp. 5.500%, due 02/01/22 (a)	650,000	650,000
NCL Corp., Ltd. 5.000%, due 02/15/18	620,000	635,500
Royal Bank of Scotland Group PLC Series U 7.640%, due 09/30/17 (b)(c)	500,000	476,250
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	635,000	715,169
Schaeffler Finance BV 4.750%, due 05/15/21 (a)	438,000	436,905
Schaeffler Holding Finance BV PIK 6.875%, due 08/15/18 (a)	200,000	213,000
Seven Seas Cruises S de RL LLC 9.125%, due 05/15/19	225,000	248,344
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	375,000	395,625
SPCM SA 6.000%, due 01/15/22 (a)	391,000	408,595
Stackpole International Intermediate/Stackpole International Powder / Stackpl 7.750%, due 10/15/21 (a)	325,000	338,813
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	500,000	536,250
VPII Escrow Corp. 6.750%, due 08/15/18 (a)	500,000	550,625

		11,251,540

Total Long-Term Investments (cost $87,016,683)		90,716,788

	Principal Amount ($) or Shares	Market Value $
Short-Term Investment - 8.4%
SSgA Prime Money Market Fund 0.20% (d)(e) (cost $8,383,720)	8,383,720	8,383,720

Total Investments - 98.9% (identified cost $95,400,403)		99,100,508

Other Assets and Liabilities, Net - 1.1%		1,090,063

Net Assets - 100.0%		100,190,571

Footnotes:

(a)	Restricted security Rule (144A) or Section 4(2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security. Date shown reflects the next reset date.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

PIK - Pay In Kind

PLC - Public Limited Company

High Yield Bond Fund	39

SSgA

High Yield Bond Fund

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

	Market Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$79,465,248	$—	$79,465,248	79.3
International Debt	—	11,251,540	—	11,251,540	11.2
Short-Term Investment	8,383,720	—	—	8,383,720	8.4

Total Investments	$8,383,720	$90,716,788	$—	$99,100,508	98.9

Other Assets and Liabilities, Net					1.1

					100.0

*	For a description of the levels see Note 2 in the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2013.

See accompanying notes which are an integral part of the quarterly report.

40	High Yield Bond Fund

SSgA Funds

Notes to Quarterly Report — November 30, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, composed of 12 investment portfolios that were in operation as of November 30, 2013. This Quarterly Report reports on seven funds: the SSgA Dynamic Small Cap Fund, SSgA Clarion Real Estate Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and SSgA High Yield Bond Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Select Class shares of the Emerging Markets Fund, which were first offered on November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service

Notes to Quarterly Report	41

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable Fund when the Investment Company deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

42	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2013 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at November 30, 2013 was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Dynamic Small Cap Fund	$20,330,131	$4,858,007	$(119,337)	$4,738,670
Clarion Real Estate Fund	31,856,515	12,314,773	(368,482)	11,946,291
IAM SHARES Fund	141,483,827	97,448,082	(11,167,847)	86,280,235
Enhanced Small Cap Fund	25,475,970	8,731,203	(575,243)	8,155,960
Emerging Markets Fund	886,739,009	399,939,384	(42,099,017)	357,840,367
International Stock Selection Fund	302,579,539	89,777,577	(2,520,834)	87,256,743
High Yield Bond Fund	95,400,403	4,209,070	(508,965)	3,700,105

Notes to Quarterly Report	43

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

44	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended November 30, 2013 were as follows:

	Dynamic Small Cap Fund	IAM SHARES Fund	Enhanced Small Cap Fund	Emerging Markets Fund		International Stock Selection Fund
	Equity Contracts	Equity Contracts	Equity Contracts	Equity Contracts	Foreign Currency Contracts*	Equity Contracts

Asset Derivatives(1)
Futures Contracts	$15,432	$220,093	$32,307	$190,104	$—	$142,230
Foreign currency-related transactions	—	—	—	—	1,713,116	—

Liability Derivatives(1)
Futures Contracts	$—	$—	$—	$232,659	$—	$—
Foreign currency-related transactions	—	—	—	—	2,109,752	—

*	Includes only forward foreign currency-related transactions.
(1)	Schedule of Investments: Cumulative unrealized appreciation/depreciation of futures contracts.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

Certain Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

For the period ended November 30, 2013, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Fund	Strategy
SSgA Emerging Markets Fund	Hedging duration

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the

Notes to Quarterly Report	45

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

As of November 30, 2013, the following Funds had cash and cash equivalents collateral balances held in connection with futures contracts purchased (sold) as follows:

Cash and Cash Equivalents Collateral for Futures

Dynamic Small Cap Fund	$17,200
IAM SHARES Fund	172,999
Enhanced Small Cap Fund	51,600
Emerging Markets Fund	666,276
International Stock Selection Fund	602,826

For the period ended November 30, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
IAM SHARES Fund	Equitize cash and cash equivalents
Enhanced Small Cap Fund	Hedging duration
Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
International Stock Selection Fund	Exposing cash reserves to markets
High Yield Bond Fund	Hedging duration

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

46	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

Index Swaps

The Emerging Markets Fund may enter into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund segregates certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of November 30, 2013, the Emerging Markets Fund held no swap contracts and therefore held no cash collateral in connection with swap contracts purchased (sold).

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Contractual Obligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that

Notes to Quarterly Report	47

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded by a lending Fund along with the related obligation to return the collateral. As of November 30, 2013, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2013, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Dynamic Small Cap Fund	$77,892	Pool of U.S. Government Bonds
IAM SHARES Fund	$141,893	Pool of U.S. Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of November 30, 2013, $17,593,420 of the Central Fund’s net assets represents investments by these Funds.

Transactions with Affiliates

Each Fund may invest in the SSgA Prime Money Market Fund, a series of the Investment Company. Cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, for which SSgA FM serves as the investment adviser.

48	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

Amounts related to investments in the SSgA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at November 30, 2013 and for the period then ended are:

SSgA Prime Money Market Fund	Value at 8/31/2013	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 11/30/2013	Income
Dynamic Small Cap Fund	$72,340	$1,663,679	1,663,679	$1,021,841	1,021,841	$714,178	$22
Clarion Real Estate Fund	201,242	1,559,256	1,559,256	1,531,616	1,531,616	228,882	13
IAM SHARES Fund	4,615,850	2,069,485	2,069,485	3,366,114	3,366,114	3,319,221	148
Enhanced Small Cap Fund	66,713	2,431,152	2,431,152	1,253,432	1,253,432	1,244,433	17
Emerging Markets Fund	4,394,439	53,877,225	53,877,225	54,568,778	54,568,778	3,702,886	280
International Stock Selection Fund	1,033,154	7,372,597	7,372,597	8,405,651	8,405,651	100	21
High Yield Bond Fund	495,506	34,339,531	34,339,531	26,451,317	26,451,317	8,383,720	378

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2013	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 11/30/2013	Income
Dynamic Small Cap Fund	$5,985,490	$3,862,363	3,862,363	$4,874,733	4,874,733	$4,973,120	$1,936
Clarion Real Estate Fund	2,616,284	25,122,163	25,122,163	23,503,085	23,503,085	4,235,362	2,345
IAM SHARES Fund	6,293,286	20,063,113	20,063,113	20,178,436	20,178,436	6,177,963	2,707
Emerging Markets Fund	67,817,030	67,307,929	67,307,929	74,361,155	74,361,155	60,763,804	23,930
International Stock Selection Fund	9,152,529	34,973,146	34,973,146	39,179,227	39,179,227	4,946,448	3,843

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

Notes to Quarterly Report	49

SSgA Funds

Shareholder Requests for Additional Information — November 30, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

50	Shareholder Requests for Additional Information

INSTITUTIONAL MONEY MARKET FUNDS

U.S. Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2013

SSgA Funds

Institutional Money Market Funds

Quarterly Report

November 30, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 73.3%
U.S. Treasury Bill	100,000,000	0.080	12/05/13	99,999,111
U.S. Treasury Bill	44,000,000	0.001	01/02/14	43,999,961
U.S. Treasury Bill	267,000,000	0.003	01/02/14	266,999,407
U.S. Treasury Bill	44,000,000	0.005	01/02/14	43,999,804
U.S. Treasury Bill	44,000,000	0.010	01/02/14	43,999,609
U.S. Treasury Bill	100,000,000	0.093	01/02/14	99,991,778
U.S. Treasury Bill	215,300,000	0.038	01/09/14	215,291,254
U.S. Treasury Bill	150,000,000	0.040	01/09/14	149,993,500
U.S. Treasury Bill	100,000,000	0.080	01/09/14	99,991,333
U.S. Treasury Bill	250,000,000	0.055	01/16/14	249,982,431
U.S. Treasury Bill	250,000,000	0.060	01/16/14	249,980,833
U.S. Treasury Bill	225,000,000	0.073	01/16/14	224,979,156
U.S. Treasury Bill	88,000,000	0.035	01/23/14	87,995,465
U.S. Treasury Bill	312,000,000	0.038	01/23/14	311,982,775
U.S. Treasury Bill	100,000,000	0.073	01/23/14	99,989,326
U.S. Treasury Bill	325,000,000	0.043	01/30/14	324,976,979
U.S. Treasury Bill	175,000,000	0.065	01/30/14	174,981,042
U.S. Treasury Bill	325,000,000	0.048	02/06/14	324,971,269
U.S. Treasury Bill	91,000,000	0.075	02/06/14	90,987,298
U.S. Treasury Bill	84,000,000	0.078	02/06/14	83,987,884
U.S. Treasury Bill	300,000,000	0.073	02/13/14	299,955,292
U.S. Treasury Bill	75,000,000	0.075	02/13/14	74,988,437
U.S. Treasury Bill	100,000,000	0.078	02/13/14	99,984,069
U.S. Treasury Bill	450,000,000	0.080	02/20/14	449,919,000
U.S. Treasury Bill	400,000,000	0.080	02/27/14	399,921,778
U.S. Treasury Bill	175,000,000	0.065	03/06/14	174,969,983
U.S. Treasury Bill	300,000,000	0.055	03/13/14	299,953,249
U.S. Treasury Bill	100,000,000	0.073	04/24/14	99,971,000
U.S. Treasury Bill	100,000,000	0.075	05/01/14	99,968,542
U.S. Treasury Bill	100,000,000	0.083	05/08/14	99,963,792
U.S. Treasury Bill	100,000,000	0.098	05/22/14	99,953,416
U.S. Treasury Bill	100,000,000	0.100	05/29/14	99,950,278

Total Treasury Debt (amortized cost $5,588,579,051)				5,588,579,051

Total Investments - 73.3% (amortized cost $5,588,579,051)				5,588,579,051

Repurchase Agreements - 25.7%
Treasury Repurchase Agreements - 25.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $350,000,000 dated November 29, 2013 at 0.050% to be repurchased at $350,002,431 on December 4, 2013, collateralized by: $294,907,900 par various United States Government Treasury Obligations valued at $357,000,091.				350,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated November 29, 2013 at 0.050% to be repurchased at $50,000,278 on December 3, 2013, collateralized by: $52,143,600 par various United States Government Treasury Obligations valued at $51,000,017.				50,000,000

U.S. Treasury Money Market Fund	1

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Value $

Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $136,000,000 dated November 29, 2013 at 0.070% to be repurchased at $136,000,793 on December 2, 2013, collateralized by: $139,590,900 par various United States Government Treasury Obligations valued at $138,720,064.	136,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $74,043,000 dated November 29, 2013 at 0.090% to be repurchased at $74,043,555 on December 2, 2013, collateralized by: $74,997,800 par United States Government Treasury Obligation valued at $75,523,892.	74,043,000
Agreement with HSBC Securities USA, Inc. and JPMorgan Chase & Co. (Tri-Party) of $125,000,000 dated November 29, 2013 at 0.050% to be repurchased at $125,000,694 on December 3, 2013, collateralized by: $106,888,700 par various United States Government Treasury Obligations valued at $127,500,749.	125,000,000
Agreement with JP Morgan Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $26,000,000 dated November 29, 2013 at 0.070% to be repurchased at $26,000,152 on December 2, 2013 collateralized by: $23,745,500 par various United States Government Treasury Obligations valued at $26,523,811.	26,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $85,000,000 dated November 29, 2013 at 0.050% to be repurchased at $85,000,472 on December 3, 2013, collateralized by: $86,099,300 par various United States Government Treasury Obligations valued at $86,700,029.	85,000,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri-Party) of $275,000,000 dated November 29, 2013 at 0.070% to be repurchased at $275,001,604 on December 2, 2013, collateralized by: $281,665,504 par various United States Government Treasury Obligations valued at $280,500,017.	275,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $838,000,000 dated November 29, 2013 at 0.080% to be repurchased at $838,005,587 on December 2, 2013, collateralized by: $810,708,196 par various United States Government Treasury Obligations valued at $854,760,002.	838,000,000

Total Treasury Repurchase Agreements (identified cost $1,959,043,000)	1,959,043,000

Total Repurchase Agreement (identified cost $1,959,043,000)	1,959,043,000

Total Investments and Repurchase Agreements - 99.0% (a) (cost $7,547,622,051) (b)	7,547,622,051

Other Assets and Liabilities, Net - 1.0%	79,988,566

Net Assets - 100.0%	7,627,610,617

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(b)	The identified cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

2	U.S Treasury Money Market Fund

SSgA

U.S. Treasury Money Market Fund

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

Categories	% of Net Assets

Treasury Debt	73.3
Repurchase Agreements	25.7

Total Investments and Repurchase Agreements	99.0
Other Assets and Liabilities, Net	1.0

100.0

See accompanying notes which are an integral part of the financial statements.

U.S. Treasury Money Market Fund	3

SSgA

Prime Money Market Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 5.8%
Aspen Funding Corp. (a)	25,000,000	0.233	01/22/14	24,991,694
Kells Funding LLC (a)	50,000,000	0.220	02/10/14	49,978,306
Kells Funding LLC (a)	65,000,000	0.230	03/03/14	64,961,795
Kells Funding LLC (a)	25,000,000	0.230	03/05/14	24,984,986
Kells Funding LLC (a)	50,000,000	0.230	03/19/14	49,965,500
Kells Funding LLC (a)	50,000,000	0.233	04/22/14	49,954,639
Northern Pines Funding LLC (a)	150,000,000	0.311	03/05/14	149,878,583

Total Asset Backed Commercial Paper (amortized cost $414,715,503)				414,715,503

Certificates of Deposit - 45.8%
Bank of Montreal	50,000,000	0.180	01/13/14	50,000,000
Bank of Montreal	50,000,000	0.175	02/11/14	50,000,000
Bank of Montreal	50,000,000	0.175	02/12/14	50,000,000
Bank of Montreal (next reset date 12/18/13) (b)	100,000,000	0.248	05/16/14	100,000,000
Bank of Nova Scotia	150,000,000	0.180	01/22/14	150,000,000
Bank of Nova Scotia (next reset date 12/09/13) (b)	130,000,000	0.259	05/05/14	130,000,000
Bank of Tokyo - Mitsubishi	300,000,000	0.210	02/20/14	300,000,000
Barclays Bank	100,000,000	0.279	12/13/13	100,000,000
Barclays Bank	50,000,000	0.270	01/06/14	50,000,000
Barclays Bank (next reset date 12/30/13) (b)	175,000,000	0.445	05/30/14	175,000,000
BNP Paribas	125,000,000	0.280	02/19/14	125,000,000
BNP Paribas	60,000,000	0.280	04/08/14	60,000,000
Canadian Imperial Bank of Commerce (next reset date 12/05/13) (b)	75,000,000	0.269	05/02/14	75,000,000
Credit Suisse	50,000,000	0.230	02/19/14	50,000,000
Credit Suisse	55,000,000	0.230	02/26/14	55,000,000
Credit Suisse	55,000,000	0.250	03/28/14	55,000,000
Deutsche Bank AG	150,000,000	0.230	02/28/14	150,000,000
ING Bank NV	300,000,000	0.250	12/20/13	300,000,000
Nordea Bank AB	23,000,000	0.190	02/18/14	22,999,496
Rabobank Nederland NV (next reset date 12/02/13) (b)	100,000,000	0.270	06/02/14	100,000,000
Royal Bank of Canada (next reset date 12/09/13) (b)	44,000,000	0.289	04/09/14	44,000,000
Royal Bank of Canada (next reset date 12/16/13) (b)	24,000,000	0.288	04/16/14	24,000,000
Skandinaviska Enskilda Banken AB	32,000,000	0.250	01/31/14	32,000,000
Skandinaviska Enskilda Banken AB (next reset date 12/04/13) (b)	190,000,000	0.293	12/27/13	190,000,000
Sumitomo Mitsui Banking Corp.	300,000,000	0.220	01/22/14	300,000,000
Svenska Handelsbanken AB	125,000,000	0.200	02/18/14	125,001,371
Svenska Handelsbanken AB	24,000,000	0.175	03/05/14	24,000,301
Svenska Handelsbanken AB	72,000,000	0.190	04/04/14	72,001,190
Swedbank AB (next reset date 12/06/13) (b)	101,000,000	0.269	08/06/14	101,000,000
UBS AG	91,000,000	0.210	04/03/14	91,000,000
UBS AG	91,000,000	0.260	05/16/14	91,000,000
Westpac Banking Corp.	45,000,000	0.294	01/17/14	44,999,710

Total Certificates of Deposit (amortized cost $3,287,002,068)				3,287,002,068

Financial Company Commercial Paper - 13.9%
BNP Paribas	65,000,000	0.253	03/10/14	64,955,313
Caisse des Depots et Consignations (a)	90,000,000	0.190	01/16/14	89,978,150

4	Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Caisse des Depots et Consignations (a)	100,000,000	0.190	01/23/14	99,972,028
Caisse des Depots et Consignations (a)	100,000,000	0.200	02/14/14	99,958,333
Collateralized Commercial Paper Co. LLC (a)	100,000,000	0.315	01/06/14	99,969,000
Collateralized Commercial Paper Co. LLC	85,000,000	0.270	01/07/14	84,976,413
Commonwealth Bank of Australia (next reset date 01/13/14) (a)(b)	64,000,000	0.276	07/03/14	64,000,000
DnB Bank ASA (a)	80,000,000	0.193	03/18/14	79,954,822
General Electric Capital Corp.	20,000,000	0.203	03/21/14	19,987,778
General Electric Capital Corp.	20,000,000	0.223	04/14/14	19,983,622
HSBC Bank PLC (a)	24,000,000	0.288	02/05/14	23,999,607
HSBC Bank PLC (a)	16,000,000	0.288	02/07/14	15,999,940
Nordea Bank AB (a)	100,000,000	0.203	03/20/14	99,939,444
Skandinaviska Enskilda Banken AB (a)	43,000,000	0.250	01/23/14	42,984,174
Toyota Motor Credit Corp.	50,000,000	0.170	01/13/14	49,989,847
Westpac Banking Corp. (a)	40,000,000	0.292	01/21/14	40,000,000

Total Financial Company Commercial Paper (amortized cost $996,648,471)				996,648,471

Other Notes - 16.8%
Bank of America NA	50,000,000	0.240	01/15/14	50,000,000
Credit Agricole Corporate & Investment Bank	216,000,000	0.110	12/02/13	216,000,000
DnB Bank ASA	75,000,000	0.040	12/02/13	75,000,000
JPMorgan Chase Bank NA (next reset date 01/22/14) (b)	35,000,000	0.321	12/22/14	35,000,000
JPMorgan Chase Bank NA (next reset date 12/09/13) (b)	60,000,000	0.338	12/07/14	60,000,000
Natixis	300,000,000	0.080	12/02/13	300,000,000
Royal Bank of Canada (next reset date 01/07/14) (a)(b)	35,000,000	0.293	12/07/14	35,000,000
Societe Generale	150,000,000	0.080	12/02/13	150,000,000
Societe Generale	150,000,000	0.060	12/02/13	150,000,000
Svenska Handelsbanken AB (next reset date 12/27/13) (a)(b)	40,000,000	0.274	04/28/14	40,000,000
Wells Fargo Bank NA (next reset date 12/10/13) (b)	35,000,000	0.306	12/11/14	35,000,000
Wells Fargo Bank NA (next reset date 12/20/13) (b)	58,000,000	0.308	12/19/14	58,000,000

Total Other Notes (amortized cost $1,204,000,000)				1,204,000,000

Total Investments - 82.3% (amortized cost $5,902,366,042)				5,902,366,042

Repurchase Agreements - 17.7%
Government Agency Repurchase Agreements - 12.1%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $146,000,000 dated November 29, 2013 at 0.090% to be repurchased at $146,001,095 on December 2, 2013, collateralized by: $228,958,507 par various United States Government Mortgage Agency Obligations valued at $148,920,001.				146,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated November 29, 2013 at 0.070% to be repurchased at $150,001,458 on December 4, 2013, collateralized by: $159,478,026 par various United States Government Mortgage Agency Obligations valued at $153,000,000.				150,000,000

Prime Money Market Fund	5

SSgA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Value $

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000,000 dated November 29, 2013 at 0.070% to be repurchased at $250,003,403 on December 6, 2013, collateralized by: $633,298,700 par various United States Government Mortgage Agency Obligations valued at $255,000,000.	250,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $177,614,000 dated November 29, 2013 at 0.090% to be repurchased at $177,615,332 on December 2, 2013, collateralized by: $177,588,690 par various United States Government Mortgage Agency Obligations valued at $181,166,281.	177,614,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $143,000,000 dated November 29, 2013 at 0.090% to be repurchased at $143,001,073 on December 2, 2013, collateralized by: $157,518,535 par various United States Government Mortgage Agency Obligations valued at $145,860,001.	143,000,000

Total Government Agency Repurchase Agreements (identified cost $866,614,000)	866,614,000

Treasury Repurchase Agreements - 5.6%
Agreement with Credit Suisse Securities (USA) LLC and JPMorgan Chase & Co. (Tri-Party) of $50,000,000 dated November 29, 2013 at 0.070% to be repurchased at $50,000,292 on December 2, 2013, collateralized by: $51,565,000 par various United States Government Treasury Obligations valued at $51,001,087.	50,000,000
Agreement with HSBC Securities USA, Inc. and JPMorgan Chase & Co. (Tri-Party) of $150,000,000 dated November 29, 2013 at 0.050% to be repurchased at $150,000,833 on December 3, 2013, collateralized by: $168,952,794 par various United States Government Treasury Obligations valued at $153,003,440.	150,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 29, 2013 at 0.050% to be repurchased at $100,000,556 on December 3, 2013, collateralized by: $102,203,000 par various United States Government Treasury Obligations valued at $102,000,049.	100,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 29, 2013 at 0.080% to be repurchased at $100,000,667 on December 2, 2013, collateralized by: $99,976,879 par various United States Government Treasury Obligations valued at $102,000,001.	100,000,000

Total Treasury Repurchase Agreements (identified cost $400,000,000)	400,000,000

Total Repurchase Agreement (identified cost $1,266,614,000)	1,266,614,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $7,168,980,042) (d)	7,168,980,042

Other Assets and Liabilities, Net - 0.0% (e)	196,775

Net Assets - 100.0%	7,169,176,817

6	Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.
(e)	Less than 0.05% of net assets.

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

Categories	% of Net Assets
Asset Backed Commercial Paper	5.8
Certificates of Deposit	45.8
Financial Company Commercial Paper	13.9
Other Notes	16.8
Repurchase Agreements	17.7

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund	7

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of November 30, 2013. This Quarterly Report reports on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

8	Notes to Quarterly Report

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

As of the period ended November 30, 2013, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Notes to Quarterly Report	9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

Contractual Obligation/ Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund. As of November 30, 2013, $17,593,420 represents the investments of other Investment Company funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2013, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

10	Notes to Quarterly Report

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	11

MONEY MARKET FUNDS

Money Market Fund

U.S. Government Money Market Fund

Quarterly Report

November 30, 2013

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

Money Market Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 6.2%
Aspen Funding Corp. (a)	12,000,000	0.210	12/02/13	11,999,930
Cancara Asset Securitisation LLC (a)	100,000,000	0.192	02/06/14	99,964,639
Kells Funding LLC (a)	50,000,000	0.230	03/03/14	49,970,611
Kells Funding LLC (a)	25,000,000	0.230	03/05/14	24,984,986
Kells Funding LLC (a)	10,000,000	0.230	03/05/14	9,993,994
Kells Funding LLC (a)	50,000,000	0.210	04/01/14	49,964,708
Kells Funding LLC (a)	50,000,000	0.230	04/23/14	49,954,319
Newport Funding Corp. (a)	25,000,000	0.233	01/22/14	24,991,695

Total Asset Backed Commercial Paper (amortized cost $321,824,882)				321,824,882

Certificates of Deposit - 40.3%
Bank of Montreal	50,000,000	0.175	02/05/14	50,000,000
Bank of Montreal	50,000,000	0.200	02/07/14	50,000,000
Bank of Montreal	25,000,000	0.175	02/11/14	25,000,000
Bank of Montreal	25,000,000	0.175	02/12/14	25,000,000
Bank of Montreal (next reset date 12/18/13) (b)	40,000,000	0.248	05/16/14	40,000,000
Bank of Nova Scotia	50,000,000	0.180	01/22/14	50,000,000
Bank of Nova Scotia	100,000,000	0.210	02/18/14	100,000,000
Bank of Nova Scotia (next reset date 12/09/13) (b)	55,000,000	0.259	05/05/14	55,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.210	01/15/14	50,000,000
Bank of Tokyo - Mitsubishi	25,000,000	0.200	01/21/14	25,000,000
Bank of Tokyo - Mitsubishi	170,000,000	0.210	01/22/14	170,000,000
Barclays Bank	100,000,000	0.279	12/13/13	100,000,000
BNP Paribas	50,000,000	0.280	04/08/14	50,000,000
Credit Suisse	36,000,000	0.230	02/19/14	36,000,000
Credit Suisse	42,000,000	0.230	02/26/14	42,000,000
Credit Suisse	42,000,000	0.250	03/28/14	42,000,000
Deutsche Bank AG	50,000,000	0.230	02/28/14	50,000,000
Deutsche Bank AG	75,000,000	0.250	02/28/14	75,000,000
Deutsche Bank AG	50,000,000	0.270	03/31/14	50,000,000
ING Bank NV	50,000,000	0.260	12/02/13	50,000,000
ING Bank NV	125,000,000	0.240	02/06/14	125,000,000
ING Bank NV	50,000,000	0.240	02/14/14	50,000,000
Nordea Bank AB	25,000,000	0.244	01/17/14	25,000,000
Nordea Bank AB	50,000,000	0.220	03/24/14	50,000,000
Norinchukin Bank	125,000,000	0.160	12/04/13	125,000,000
Rabobank Nederland NV (next reset date 01/07/14) (b)	50,000,000	0.254	07/07/14	50,000,000
Rabobank Nederland NV (next reset date 12/02/13) (b)	50,000,000	0.270	06/02/14	50,000,000
Rabobank Nederland NV (next reset date 12/06/13) (b)	60,000,000	0.319	03/06/14	60,000,000
Royal Bank of Canada (next reset date 12/09/13) (b)	31,000,000	0.289	04/09/14	31,000,000
Royal Bank of Canada (next reset date 12/16/13) (b)	18,000,000	0.288	04/16/14	18,000,000
Skandinaviska Enskilda Banken AB (next reset date 12/04/13) (b)	61,000,000	0.293	12/27/13	61,000,000
Svenska Handelsbanken AB	6,000,000	0.175	03/05/14	6,000,075
Svenska Handelsbanken AB	75,000,000	0.175	03/12/14	75,001,052
Svenska Handelsbanken AB	18,000,000	0.190	04/04/14	18,000,298
Swedbank AB (next reset date 12/06/13) (b)	48,000,000	0.269	08/06/14	48,000,000

Money Market Fund	1

SSgA

Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
UBS AG	58,000,000	0.210	04/03/14	58,000,000
UBS AG	50,000,000	0.260	05/05/14	50,000,000
UBS AG	58,000,000	0.260	05/16/14	58,000,000
Westpac Banking Corp.	10,000,000	0.294	01/17/14	9,999,936

Total Certificates of Deposit (amortized cost $2,103,001,361)				2,103,001,361

Financial Company Commercial Paper - 17.7%
BNP Paribas	50,000,000	0.253	03/10/14	49,965,625
Caisse des Depots et Consignations (a)	65,000,000	0.190	01/16/14	64,984,220
Caisse des Depots et Consignations (a)	20,000,000	0.190	01/23/14	19,994,405
Caisse des Depots et Consignations (a)	100,000,000	0.200	02/14/14	99,958,333
Collateralized Commercial Paper Co. LLC	40,000,000	0.315	01/06/14	39,987,600
Commonwealth Bank of Australia (next reset date 01/13/14) (a)(b)	49,000,000	0.276	07/03/14	49,000,000
DnB Bank ASA (a)	100,000,000	0.203	03/17/14	99,941,111
DnB Bank ASA (a)	50,000,000	0.193	03/18/14	49,971,764
General Electric Capital Corp.	15,000,000	0.203	03/21/14	14,990,833
General Electric Capital Corp.	15,000,000	0.223	04/14/14	14,987,717
HSBC Bank PLC (a)	12,000,000	0.288	02/05/14	11,999,804
HSBC Bank PLC (a)	8,000,000	0.288	02/07/14	7,999,970
Nordea Bank AB (a)	36,000,000	0.208	03/18/14	35,978,065
Nordea Bank AB (a)	50,000,000	0.203	03/20/14	49,969,722
Nordea Bank AB (a)	18,000,000	0.233	04/17/14	17,984,245
Sumitomo Mitsui Banking Corp. (a)	50,000,000	0.220	01/10/14	49,987,778
Sumitomo Mitsui Banking Corp. (a)	50,000,000	0.220	01/15/14	49,986,250
Sumitomo Mitsui Banking Corp. (a)	100,000,000	0.220	01/17/14	99,971,278
Sumitomo Mitsui Banking Corp. (a)	25,000,000	0.220	01/21/14	24,992,208
Toyota Motor Credit Corp.	25,000,000	0.170	01/13/14	24,994,924
Westpac Banking Corp. (a)	20,000,000	0.292	01/21/14	20,000,000
Westpac Banking Corp. (a)	25,000,000	0.288	01/24/14	25,000,000

Total Financial Company Commercial Paper (amortized cost $922,645,852)				922,645,852

Other Notes - 14.0%
Bank of America NA	55,000,000	0.240	12/26/13	55,000,000
Bank of America NA	75,000,000	0.240	01/15/14	75,000,000
JPMorgan Chase Bank NA (next reset date 01/22/14) (b)	30,000,000	0.321	12/22/14	30,000,000
JPMorgan Chase Bank NA (next reset date 12/09/13) (b)	44,500,000	0.338	12/07/14	44,500,000
Natixis	218,000,000	0.080	12/02/13	218,000,000
Royal Bank of Canada (next reset date 01/07/14) (a)(b)	25,000,000	0.293	12/07/14	25,000,000
Societe Generale	100,000,000	0.080	12/02/13	100,000,000
Societe Generale	100,000,000	0.060	12/02/13	100,000,000
Svenska Handelsbanken AB (next reset date 12/27/13) (a)(b)	25,000,000	0.274	04/28/14	25,000,000
Wells Fargo Bank NA (next reset date 12/10/13) (b)	25,000,000	0.306	12/11/14	25,000,000
Wells Fargo Bank NA (next reset date 12/20/13) (b)	33,000,000	0.308	12/19/14	33,000,000

Total Other Notes (amortized cost $730,500,000)				730,500,000

Total Investments - 78.2% (amortized cost $4,077,972,095)				4,077,972,095

2	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Value $

Repurchase Agreements - 21.8%
Government Agency Repurchase Agreements - 10.8%
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $212,000,000 dated November 29, 2013 at 0.090% to be repurchased at $212,001,590 on December 2, 2013, collateralized by: $223,511,779 par various United States Government Mortgage Agency Obligations valued at $216,240,000.	212,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $275,000,000 dated November 29, 2013 at 0.070% to be repurchased at $275,002,139 on December 3, 2013, collateralized by: $497,961,598 par various United States Government Mortgage Agency Obligations valued at $280,500,000.	275,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $75,000,000 dated November 29, 2013 at 0.090% to be repurchased at $75,000,563 on December 2, 2013, collateralized by: $110,000,791 par various United States Government Mortgage Agency Obligations valued at $76,500,001.	75,000,000

Total Government Agency Repurchase Agreements (identified cost $562,000,000)	562,000,000

Treasury Repurchase Agreements - 11.0%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $127,000,000 dated November 29, 2013 at 0.070% to be repurchased at $127,000,741 on December 2, 2013, collateralized by: $129,574,900 par various United States Government Treasury Obligations valued at $129,540,080.	127,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $134,000,000 dated November 29, 2013 at 0.090% to be repurchased at $134,001,005 on December 2, 2013, collateralized by: $136,920,900 par various United States Government Treasury Obligations valued at $136,680,021.	134,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated November 29, 2013 at 0.080% to be repurchased at $50,000,333 on December 2, 2013, collateralized by: $53,052,400 par various United States Government Treasury Obligations valued at $51,000,018.	50,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated November 29, 2013 at 0.070% to be repurchased at $50,000,292 on December 2, 2013, collateralized by: $50,904,500 par various United States Government Treasury Obligations valued at $51,000,005.	50,000,000
Agreement with Credit Suisse Securities (USA) LLC and JPMorgan Chase & Co. (Tri-Party) of $27,000,000 dated November 29, 2013 at 0.070% to be repurchased at $27,000,158 on December 2, 2013, collateralized by: $23,625,000 par various United States Government Treasury Obligations valued at $27,542,140.	27,000,000

Money Market Fund	3

SSgA

Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Value $
Agreement with HSBC Securities USA, Inc. and JPMorgan Chase & Co. (Tri-Party) of $125,000,000 dated November 29, 2013 at 0.050% to be repurchased at $125,000,694 on December 3, 2013, collateralized by: $102,308,700 par various United States Government Treasury Obligations valued at $127,502,802.	125,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $60,000,000 dated November 29, 2013 at 0.050% to be repurchased at $60,000,333 on December 3, 2013, collateralized by: $62,165,300 par various United States Government Treasury Obligations valued at $61,200,078.	60,000,000

Total Treasury Repurchase Agreements (identified cost $573,000,000)	573,000,000

Total Repurchase Agreement (identified cost $1,135,000,000)	1,135,000,000

Total Investments and Repurchase Agreements - 100.0% (c) (cost $5,212,972,095) (d)	5,212,972,095

Other Assets and Liabilities, Net - 0.0% (e)	(408,945)

Net Assets - 100.0%	5,212,563,150

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes. (e) Less than 0.05% of net assets.

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

Categories	% of Net Assets
Asset Backed Commercial Paper	6.2
Certificates of Deposit	40.3
Financial Company Commercial Paper	17.7
Other Notes	14.0
Repurchase Agreements	21.8

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4	Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Government Agency Debt - 40.0%
Federal Home Loan Bank	21,000,000	0.058	01/02/14	20,998,917
Federal Home Loan Bank	25,800,000	0.125	01/02/14	25,797,133
Federal Home Loan Bank	9,000,000	0.115	01/08/14	8,998,908
Federal Home Loan Bank	100,000,000	0.090	01/15/14	99,988,750
Federal Home Loan Bank	40,000,000	0.045	01/22/14	39,997,400
Federal Home Loan Bank	68,900,000	0.095	01/22/14	68,890,545
Federal Home Loan Bank	36,000,000	0.090	01/24/14	35,995,140
Federal Home Loan Bank	43,000,000	0.060	01/31/14	42,995,628
Federal Home Loan Bank	16,000,000	0.090	01/31/14	15,997,560
Federal Home Loan Bank	8,000,000	0.092	01/31/14	7,998,753
Federal Home Loan Bank	38,000,000	0.095	02/05/14	37,993,382
Federal Home Loan Bank	100,000,000	0.100	02/05/14	99,981,667
Federal Home Loan Bank	50,000,000	0.083	02/12/14	49,991,585
Federal Home Loan Bank	47,000,000	0.095	02/14/14	46,990,698
Federal Home Loan Bank	31,000,000	0.090	02/19/14	30,993,800
Federal Home Loan Bank	35,000,000	0.095	02/19/14	34,992,611
Federal Home Loan Bank	16,000,000	0.100	02/19/14	15,996,444
Federal Home Loan Bank	13,000,000	0.080	02/28/14	12,997,429
Federal Home Loan Bank	30,000,000	0.084	02/28/14	29,993,770
Federal Home Loan Bank	33,000,000	0.080	03/05/14	32,993,107
Federal Home Loan Bank	26,000,000	0.085	03/05/14	25,994,229
Federal Home Loan Bank	250,000,000	0.070	03/12/14	249,950,903
Federal Home Loan Bank	20,000,000	0.100	03/19/14	19,994,000
Federal Home Loan Bank	35,000,000	0.070	03/21/14	34,992,514
Federal Home Loan Bank	25,000,000	0.100	03/21/14	24,992,361
Federal Home Loan Bank	39,000,000	0.070	03/26/14	38,991,279
Federal Home Loan Bank	87,000,000	0.072	03/26/14	86,979,990
Federal Home Loan Bank	37,000,000	0.100	03/28/14	36,987,975
Federal Home Loan Bank	27,000,000	0.090	04/02/14	26,991,765
Federal Home Loan Bank	26,000,000	0.090	05/01/14	25,997,206
Federal Home Loan Bank	30,000,000	0.110	05/09/14	29,985,425
Federal Home Loan Bank	5,000,000	0.115	05/16/14	4,997,349
Federal Home Loan Bank	95,000,000	0.115	05/23/14	94,947,499
Federal Home Loan Bank (next reset date 12/02/13) (a)	71,000,000	0.118	04/01/14	71,000,000
Federal Home Loan Bank (next reset date 12/18/13) (a)	45,000,000	0.098	02/18/14	44,999,843
Federal Home Loan Mortgage Corp.	13,000,000	0.115	01/06/14	12,998,505
Federal Home Loan Mortgage Corp.	55,000,000	0.120	01/06/14	54,993,400
Federal Home Loan Mortgage Corp.	30,000,000	0.120	01/07/14	29,996,300
Federal Home Loan Mortgage Corp.	15,000,000	0.120	01/14/14	14,997,800
Federal Home Loan Mortgage Corp.	20,000,000	0.130	01/14/14	19,996,822
Federal Home Loan Mortgage Corp.	35,000,000	0.090	01/21/14	34,995,538
Federal Home Loan Mortgage Corp.	33,000,000	0.110	01/21/14	32,994,858
Federal Home Loan Mortgage Corp.	8,000,000	0.045	01/23/14	7,999,470
Federal Home Loan Mortgage Corp.	16,000,000	0.059	02/03/14	15,998,322
Federal Home Loan Mortgage Corp.	4,000,000	0.063	02/03/14	3,999,552
Federal Home Loan Mortgage Corp.	8,000,000	0.095	02/03/14	7,998,649
Federal Home Loan Mortgage Corp.	45,000,000	0.078	02/10/14	44,993,078
Federal Home Loan Mortgage Corp.	80,000,000	0.095	02/10/14	79,985,011
Federal Home Loan Mortgage Corp.	44,000,000	0.083	02/24/14	43,991,377
Federal Home Loan Mortgage Corp.	37,860,000	0.090	02/24/14	37,851,955

U.S. Government Money Market Fund	5

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Federal Home Loan Mortgage Corp.	34,000,000	0.080	03/03/14	33,993,049
Federal Home Loan Mortgage Corp.	53,984,000	0.080	03/10/14	53,972,124
Federal Home Loan Mortgage Corp.	11,000,000	0.070	03/31/14	10,997,433
Federal Home Loan Mortgage Corp.	8,000,000	0.100	03/31/14	7,997,333
Federal Home Loan Mortgage Corp.	18,000,000	0.110	03/31/14	17,993,400
Federal Home Loan Mortgage Corp.	21,000,000	0.100	04/14/14	20,992,183
Federal Home Loan Mortgage Corp.	87,900,000	0.100	04/21/14	87,865,572
Federal Home Loan Mortgage Corp.	20,000,000	0.095	04/28/14	19,992,189
Federal Home Loan Mortgage Corp.	31,000,000	0.098	05/05/14	30,986,920
Federal Home Loan Mortgage Corp.	39,000,000	0.105	05/06/14	38,982,255
Federal Home Loan Mortgage Corp.	20,000,000	0.108	05/12/14	19,990,280
Federal Home Loan Mortgage Corp.	163,167,000	0.110	05/19/14	163,082,742
Federal Home Loan Mortgage Corp.	10,000,000	0.115	05/21/14	9,994,538
Federal Home Loan Mortgage Corp.	132,000,000	0.120	05/27/14	131,922,120
Federal National Mortgage Assoc.	9,000,000	0.112	01/08/14	8,998,936
Federal National Mortgage Assoc.	18,000,000	0.113	01/08/14	17,997,853
Federal National Mortgage Assoc.	63,000,000	0.100	01/13/14	62,992,475
Federal National Mortgage Assoc.	16,000,000	0.100	01/15/14	15,998,000
Federal National Mortgage Assoc.	51,000,000	0.090	01/22/14	50,993,370
Federal National Mortgage Assoc.	9,000,000	0.090	01/27/14	8,998,718
Federal National Mortgage Assoc.	16,000,000	0.100	02/03/14	15,997,156
Federal National Mortgage Assoc.	17,000,000	0.095	02/05/14	16,997,039
Federal National Mortgage Assoc.	50,000,000	0.100	02/12/14	49,989,861
Federal National Mortgage Assoc.	31,000,000	0.082	02/26/14	30,993,857
Federal National Mortgage Assoc.	12,000,000	0.083	02/26/14	11,997,593
Federal National Mortgage Assoc.	33,333,000	0.100	04/30/14	33,319,111
Federal National Mortgage Assoc.	17,000,000	0.100	05/01/14	16,992,869
Federal National Mortgage Assoc.	52,100,000	0.109	05/21/14	52,073,025
Federal National Mortgage Assoc. (next reset date 12/11/13) (a)	17,000,000	0.148	09/11/14	17,005,508

Total Government Agency Debt (amortized cost $3,082,283,711)				3,082,283,711

Treasury Debt - 2.9%
U.S. Treasury Note	10,000,000	0.102	01/15/14	10,011,006
U.S. Treasury Note	9,000,000	0.107	01/31/14	9,024,588
U.S. Treasury Note	13,000,000	0.107	01/31/14	13,003,093
U.S. Treasury Note	55,000,000	0.104	03/31/14	55,026,487
U.S. Treasury Note	85,000,000	0.106	04/30/14	85,622,875
U.S. Treasury Note	52,000,000	0.111	05/15/14	52,210,640

Total Treasury Debt (amortized cost $224,898,689)				224,898,689

Total Investments - 42.9% (amortized cost $3,307,182,400)				3,307,182,400

6	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Value $

Repurchase Agreements - 45.5%

Government Agency Repurchase Agreements - 3.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $75,000,000 dated November 29, 2013 at 0.060% to be repurchased at $75,000,500 on December 3, 2013, collateralized by: $75,931,115 par various United States Government Mortgage Agency Obligations valued at $76,501,154.	75,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $220,000,000 dated November 29, 2013 at 0.080% to be repurchased at $220,001,467 on December 2, 2013, collateralized by: $191,961,500 par various United States Government Mortgage Agency Obligations valued at $224,400,743.	220,000,000

Total Government Agency Repurchase Agreements (identified cost $295,000,000)	295,000,000

Treasury Repurchase Agreements - 41.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $300,000,000 dated November 29, 2013 at 0.050% to be repurchased at $300,002,083 on December 4, 2013, collateralized by: $273,444,600 par various United States Government Treasury Obligations valued at $306,000,020.	300,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $284,000,000 dated November 29, 2013 at 0.070% to be repurchased at $284,001,657 on December 2, 2013, collateralized by: $262,975,400 par various United States Government Treasury Obligations valued at $289,680,049.	284,000,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $61,000,000 dated November 29, 2013 at 0.070% to be repurchased at $61,000,356 on December 2, 2013, collateralized by: $57,441,100 par various United States Government Treasury Obligations valued at $62,220,071.	61,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000,000 dated November 29, 2013 at 0.060% to be repurchased at $250,001,667 on December 3, 2013, collateralized by: $303,161,300 par various United States Government Treasury Obligations valued at $255,000,074.	250,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $91,000,000 dated November 29, 2013 at 0.070% to be repurchased at $91,000,531 on December 2, 2013, collateralized by: $93,853,900 par various United States Government Treasury Obligations valued at $92,820,005.	91,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $325,000,000 dated November 29, 2013 at 0.050% to be repurchased at $325,001,354 on December 2, 2013, collateralized by: $328,827,900 par various United States Government Treasury Obligations valued at $331,503,170.	325,000,000

U.S. Government Money Market Fund	7

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Value $

Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $125,000,000 dated November 29, 2013 at 0.090% to be repurchased at $125,000,938 on December 2, 2013, collateralized by: $127,947,500 par various United States Government Treasury Obligations valued at $127,500,027.	125,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated November 29, 2013 at 0.090% to be repurchased at $200,001,500 on December 2, 2013, collateralized by: $204,578,700 par various United States Government Treasury Obligations valued at $204,000,025.	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $200,000,000 dated November 29, 2013 at 0.050% to be repurchased at $200,001,111 on December 3, 2013, collateralized by: $195,114,500 par various United States Government Treasury Obligations valued at $204,001,741.	200,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $125,000,000 dated November 29, 2013 at 0.070% to be repurchased at $125,001,701 on December 6, 2013, collateralized by: $121,457,600 par various United States Government Treasury Obligations valued at $127,500,011.	125,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $180,000,000 dated November 29, 2013 at 0.070% to be repurchased at $180,001,050 on December 2, 2013, collateralized by: $179,888,200 par various United States Government Treasury Obligations valued at $183,600,046	180,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated November 29, 2013 at 0.050% to be repurchased at $25,000,139 on December 3, 2013, collateralized by: $26,365,400 par various United States Government Treasury Obligations valued at $25,500,038.	25,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $159,000,000 dated November 29, 2013 at 0.070% to be repurchased at $159,000,928 on December 2, 2013, collateralized by: $157,398,600 par various United States Government Treasury Obligations valued at $162,180,022.	159,000,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri Party) of $100,000,000 dated November 29, 2013 at 0.050% to be repurchased at $100,000,417 on December 2, 2013, collateralized by: $102,443,600 par various United States Government Treasury Obligations valued at $102,000,002.	100,000,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri Party) of $225,000,000 dated November 29, 2013 at 0.070% to be repurchased at $225,001,313 on December 2, 2013, collateralized by: $230,746,600 par various United States Government Treasury Obligations valued at $229,500,034.	225,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $325,000,000 dated November 29, 2013 at 0.080% to be repurchased at $325,002,167 on December 2, 2013, collateralized by: $324,062,378 par various United States Government Treasury Obligations valued at $331,534,718.	325,000,000

8	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2013 (Unaudited)

Value $

Agreement with UBS Securities, LLC. and The Bank of New York Mellon Corp. (Tri-Party) of $230,000,000 dated November 29, 2013 at 0.070% to be repurchased at $230,001,342 on December 2, 2013, collateralized by: $230,512,700 par various United States Government Treasury Obligations valued at $234,600,010.	230,000,000

Total Treasury Repurchase Agreements (identified cost $3,205,000,000)	3,205,000,000

Total Repurchase Agreement (identified cost $3,500,000,000)	3,500,000,000

Total Investments and Repurchase Agreements - 88.4% (b) (cost $6,807,182,400) (c)	6,807,182,400

Other Assets and Liabilities, Net - 11.6%	891,180,511

Net Assets - 100.0%	7,698,362,911

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(c)	The identified cost for Federal income tax purposes.

Presentation of Portfolio Holdings — November 30, 2013 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	40.0
Treasury Debt	2.9
Repurchase Agreements	45.5

Total Investments and Repurchase Agreements	88.4
Other Assets and Liabilities, Net	11.6

100.0

See accompanying notes which are an integral part of the quarterly report.

U.S. Government Money Market Fund	9

SSgA

Money Market Funds

Notes to Quarterly Report — November 30, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of November 30, 2013. This Quarterly Report reports on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method which approximates fair market value. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

10	Notes to Quarterly Report

SSgA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

As of the period ended November 30, 2013, there were no transfers between levels.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

Notes to Quarterly Report	11

SSgA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

Contractual Obligation/ Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2013, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Schedules of Investments.

12	Notes to Quarterly Report

SSgA

Money Market Funds

Shareholder Requests for Additional Information — November 30, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	13

S&P 500 Index Fund

Quarterly Report

November 30, 2013

SSgA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 12 investment portfolios that were in operation as of November 30, 2013. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests substantially all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio and investment policies that are substantially similar to those of the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 50.38% at November 30, 2013). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its Quarterly Report.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report	1

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Fund and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of

2	Notes to Quarterly Report

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2013 (Unaudited)

U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended November 30, 2013 was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

3.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedule of Investments.

Notes to Quarterly Report	3

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

4	Shareholder Requests for Additional Information

State Street Equity 500 Index Portfolio

Portfolio of Investments — November 30, 2013 (Unaudited)

	Shares	Market Value

Common Stocks - 97.1%
Consumer Discretionary - 12.9%
Abercrombie & Fitch Co. Class A	13,046	$447,217
Amazon.com, Inc. (a)	60,492	23,810,861
AutoNation, Inc. (a)	10,363	508,201
AutoZone, Inc. (a)	5,764	2,660,662
Bed Bath & Beyond, Inc. (a)	36,545	2,851,606
Best Buy Co., Inc.	42,119	1,707,925
BorgWarner, Inc.	18,500	1,982,645
Cablevision Systems Corp.	35,600	597,012
CarMax, Inc. (a)	37,200	1,873,020
Carnival Corp.	70,650	2,551,171
CBS Corp. Class B	91,203	5,340,848
Chipotle Mexican Grill, Inc. (a)	5,100	2,671,686
Coach, Inc.	44,828	2,595,541
Comcast Corp. Class A	427,348	21,311,845
D.R. Horton, Inc.	46,076	915,991
Darden Restaurants, Inc.	20,588	1,097,958
Delphi Automotive PLC	45,500	2,664,025
DIRECTV (a)	82,277	5,439,332
Discovery Communications, Inc. Class A (a)	37,200	3,246,444
Dollar General Corp. (a)	48,200	2,744,508
Dollar Tree, Inc. (a)	36,600	2,036,790
eBay, Inc. (a)	191,503	9,674,732
Expedia, Inc.	17,357	1,105,467
Family Dollar Stores, Inc.	15,558	1,085,482
Ford Motor Co.	644,398	11,006,318
Fossil Group, Inc. (a)	8,800	1,119,976
GameStop Corp. Class A	19,500	940,875
Gannett Co., Inc.	39,574	1,070,872
Gap, Inc.	48,098	1,970,575
Garmin Ltd.	22,600	1,097,456
General Motors Co. (a)	151,700	5,875,341
Genuine Parts Co.	25,209	2,088,314
Goodyear Tire & Rubber Co. (a)	39,357	876,087
Graham Holdings Co. Class B	660	444,510
H&R Block, Inc.	43,615	1,216,422
Harley-Davidson, Inc.	35,801	2,399,383
Harman International Industries, Inc.	12,021	974,182
Hasbro, Inc.	17,825	959,341
Home Depot, Inc.	234,212	18,893,882
Host Hotels & Resorts, Inc.	118,721	2,185,654
International Game Technology	39,819	696,434
Interpublic Group of Cos., Inc.	71,894	1,250,956
Johnson Controls, Inc.	114,586	5,787,739
Kohl’s Corp.	34,533	1,908,984

	Shares	Market Value
L Brands, Inc.	39,567	$2,571,459
Lennar Corp. Class A	25,931	927,293
Lowe’s Cos., Inc.	171,762	8,155,260
Macy’s, Inc.	61,423	3,271,389
Marriott International, Inc. Class A	39,050	1,836,131
Mattel, Inc.	55,276	2,557,620
McDonald’s Corp.	163,625	15,932,166
McGraw-Hill Cos., Inc.	45,766	3,409,567
Michael Kors Holdings, Ltd. (a)	29,100	2,373,105
NetFlix, Inc. (a)	9,500	3,475,100
Newell Rubbermaid, Inc.	47,893	1,453,553
News Corp. Class A (a)	80,202	1,440,428
NIKE, Inc. Class B	121,604	9,623,741
Nordstrom, Inc.	23,633	1,470,209
O’Reilly Automotive, Inc. (a)	17,700	2,211,792
Omnicom Group, Inc.	41,741	2,982,394
PetSmart, Inc.	17,300	1,282,103
Priceline.com, Inc. (a)	8,390	10,003,649
PulteGroup, Inc.	54,705	1,026,266
PVH Corp.	13,000	1,740,960
Ralph Lauren Corp.	9,515	1,667,313
Ross Stores, Inc.	35,900	2,744,914
Scripps Networks Interactive, Inc. Class A	17,635	1,315,395
Snap-on, Inc.	9,212	977,854
Stanley Black & Decker, Inc.	25,707	2,092,293
Staples, Inc.	110,033	1,708,812
Starbucks Corp.	123,161	10,032,695
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,327,277
Target Corp.	102,816	6,573,027
Tiffany & Co.	19,880	1,772,103
Time Warner Cable, Inc.	46,071	6,367,934
Time Warner, Inc.	150,191	9,869,051
TJX Cos., Inc.	118,912	7,477,187
TripAdvisor, Inc. (a)	18,157	1,603,626
Twenty-First Century Fox, Inc.	328,109	10,988,370
Urban Outfitters, Inc. (a)	18,300	714,066
V.F. Corp.	14,393	3,376,310
Viacom, Inc. Class B	72,422	5,806,072
Walt Disney Co.	271,645	19,161,838
Whirlpool Corp.	12,661	1,934,094
Wyndham Worldwide Corp.	22,699	1,627,745
Wynn Resorts, Ltd.	12,700	2,106,549
Yum! Brands, Inc.	72,292	5,615,643

		349,288,623

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

	Shares	Market Value

Consumer Staples - 9.7%
Altria Group, Inc.	328,999	$12,166,383
Archer-Daniels-Midland Co.	107,024	4,307,716
Avon Products, Inc.	67,660	1,206,378
Beam, Inc.	26,245	1,772,325
Brown-Forman Corp. Class B	26,182	1,964,174
Campbell Soup Co.	28,865	1,117,941
Clorox Co.	20,543	1,913,991
Coca-Cola Co.	622,322	25,011,121
Coca-Cola Enterprises, Inc.	40,801	1,711,194
Colgate-Palmolive Co.	144,602	9,516,258
ConAgra Foods, Inc.	68,575	2,262,289
Constellation Brands, Inc. Class A (a)	26,926	1,895,860
Costco Wholesale Corp.	71,989	9,029,580
CVS Caremark Corp.	201,532	13,494,583
Dr Pepper Snapple Group, Inc.	32,700	1,578,102
Estee Lauder Cos., Inc. Class A	41,204	3,088,652
General Mills, Inc.	103,664	5,227,776
Hormel Foods Corp.	21,200	954,424
Kellogg Co.	41,835	2,536,874
Kimberly-Clark Corp.	61,800	6,746,088
Kraft Foods Group, Inc.	96,669	5,135,057
Kroger Co.	84,176	3,514,348
Lorillard, Inc.	61,383	3,150,789
McCormick & Co., Inc.	20,753	1,431,957
Molson Coors Brewing Co. Class B	25,162	1,325,283
Mondelez International, Inc. Class A	293,209	9,831,298
Monster Beverage Corp. (a)	24,300	1,438,074
PepsiCo, Inc.	251,954	21,280,035
Philip Morris International, Inc.	264,299	22,608,136
Procter & Gamble Co.	448,719	37,791,114
Reynolds American, Inc.	52,074	2,627,133
Safeway, Inc.	37,164	1,299,625
Sysco Corp.	95,709	3,218,694
The Hershey Co.	24,282	2,352,683
The J.M. Smucker Co.	17,160	1,788,758
Tyson Foods, Inc. Class A	44,235	1,401,807
Wal-Mart Stores, Inc.	264,702	21,443,509
Walgreen Co.	141,018	8,348,266
Whole Foods Market, Inc.	60,066	3,399,736

		260,888,011

Energy - 10.0%
Anadarko Petroleum Corp.	81,626	7,250,021
Apache Corp.	65,125	5,958,286
Baker Hughes, Inc.	71,973	4,099,582
Cabot Oil & Gas Corp.	67,500	2,325,375

	Shares	Market Value
Cameron International Corp. (a)	39,700	$2,198,983
Chesapeake Energy Corp.	83,182	2,235,100
Chevron Corp. (b)	314,746	38,537,500
ConocoPhillips	198,530	14,452,984
Consol Energy, Inc.	37,173	1,322,615
Denbury Resources, Inc. (a)	61,500	1,025,820
Devon Energy Corp.	63,951	3,876,710
Diamond Offshore Drilling, Inc.	11,500	690,575
Ensco PLC Class A	38,000	2,245,040
EOG Resources, Inc.	44,917	7,411,305
EQT Corp.	24,100	2,051,151
ExxonMobil Corp. (b)	720,147	67,319,342
FMC Technologies, Inc. (a)	38,600	1,856,660
Halliburton Co.	138,434	7,292,703
Helmerich & Payne, Inc.	17,300	1,332,100
Hess Corp.	47,801	3,878,095
Kinder Morgan, Inc.	108,526	3,857,014
Marathon Oil Corp.	118,777	4,280,723
Marathon Petroleum Corp.	51,688	4,276,665
Murphy Oil Corp.	28,841	1,872,646
Nabors Industries, Ltd.	48,204	797,776
National Oilwell Varco, Inc.	70,757	5,766,696
Newfield Exploration Co. (a)	20,600	578,860
Noble Corp. PLC	39,400	1,501,928
Noble Energy, Inc.	57,920	4,068,301
Occidental Petroleum Corp.	132,944	12,624,362
Peabody Energy Corp.	44,124	803,057
Phillips 66	99,165	6,902,876
Pioneer Natural Resources Co.	22,300	3,963,825
QEP Resources, Inc.	27,068	866,717
Range Resources Corp.	26,600	2,065,490
Rowan Cos. PLC Class A (a)	19,620	679,245
Schlumberger, Ltd.	217,458	19,227,636
Southwestern Energy Co. (a)	56,300	2,176,558
Spectra Energy Corp.	107,798	3,616,623
Tesoro Corp.	23,165	1,358,164
Transocean, Ltd.	55,100	2,775,938
Valero Energy Corp.	87,909	4,019,200
Williams Cos., Inc.	110,968	3,908,293
WPX Energy, Inc. (a)	30,856	573,613

		269,922,153

Financials - 16.7%
ACE, Ltd.	56,500	5,807,070
AFLAC, Inc.	75,490	5,010,271
Allstate Corp.	76,406	4,146,554
American Express Co.	150,664	12,926,971
American International Group, Inc. (a)	243,533	12,115,767
American Tower Corp. REIT	64,100	4,985,057

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

	Shares	Market Value

Ameriprise Financial, Inc.	32,307	$3,497,233
Aon PLC	49,547	4,045,017
Apartment Investment & Management Co. Class A	22,952	576,325
Assurant, Inc.	14,131	917,667
AvalonBay Communities, Inc.	19,298	2,287,971
Bank of America Corp.	1,753,171	27,735,165
BB&T Corp.	114,470	3,976,688
Berkshire Hathaway, Inc. Class B (a)	295,003	34,376,700
BlackRock, Inc.	20,434	6,186,393
Boston Properties, Inc.	24,767	2,464,069
Capital One Financial Corp.	96,463	6,909,645
CBRE Group, Inc. (a)	49,575	1,201,698
Charles Schwab Corp.	186,393	4,562,901
Chubb Corp.	41,475	4,000,264
Cincinnati Financial Corp.	23,114	1,211,405
Citigroup, Inc.	499,120	26,413,430
CME Group, Inc.	50,655	4,151,177
Comerica, Inc.	29,944	1,357,960
DDR Corp. REIT	1,532	24,497
Discover Financial Services	79,005	4,210,966
E*Trade Financial Corp. (a)	44,931	805,164
Equity Residential	54,057	2,786,098
Fifth Third Bancorp	141,716	2,879,669
Franklin Resources, Inc.	68,940	3,818,587
Genworth Financial, Inc. Class A (a)	82,251	1,242,813
Goldman Sachs Group, Inc.	67,934	11,476,770
Hartford Financial Services Group, Inc.	74,097	2,640,076
HCP, Inc.	73,400	2,698,918
Health Care REIT, Inc.	46,100	2,581,139
Hudson City Bancorp, Inc.	76,692	716,303
Huntington Bancshares, Inc.	141,956	1,303,156
IntercontinentalExchange Group, Inc. (a)	18,862	4,023,076
Invesco Ltd.	72,200	2,516,170
J.P. Morgan Chase & Co.	617,015	35,305,598
KeyCorp	148,675	1,895,606
Kimco Realty Corp.	66,569	1,372,653
Legg Mason, Inc.	18,042	705,623
Leucadia National Corp.	55,236	1,583,064
Lincoln National Corp.	42,992	2,206,779
Loews Corp.	49,231	2,331,088
M&T Bank Corp.	20,937	2,415,292
Marsh & McLennan Cos., Inc.	88,553	4,201,840
Mastercard, Inc. Class A	16,900	12,857,689
MetLife, Inc.	183,696	9,587,094
Moody’s Corp.	31,466	2,348,308

	Shares	Market Value
Morgan Stanley	224,130	$7,015,269
NASDAQ OMX Group, Inc.	18,400	722,936
Northern Trust Corp.	36,406	2,147,590
Paychex, Inc.	52,838	2,310,606
People’s United Financial, Inc.	57,000	862,980
PNC Financial Services Group, Inc.	85,717	6,595,923
Principal Financial Group, Inc.	43,391	2,196,886
Progressive Corp.	88,101	2,460,661
ProLogis, Inc.	81,099	3,076,085
Prudential Financial, Inc.	75,539	6,704,842
Public Storage, Inc.	23,087	3,525,385
Regions Financial Corp.	226,389	2,202,765
Simon Property Group, Inc.	50,815	7,614,628
SLM Corp.	69,254	1,845,619
State Street Corp. (c)	72,725	5,280,562
SunTrust Banks, Inc.	86,518	3,134,547
T. Rowe Price Group, Inc.	42,275	3,401,446
The Bank of New York Mellon Corp.	187,085	6,304,764
The Macerich Co. REIT	21,800	1,241,292
Torchmark Corp.	14,931	1,134,756
Total System Services, Inc.	26,575	825,154
Travelers Cos., Inc.	60,504	5,490,133
U.S. Bancorp	299,052	11,728,819
Unum Group	40,929	1,373,987
Ventas, Inc.	46,600	2,648,278
Visa, Inc. Class A	84,500	17,192,370
Vornado Realty Trust	28,014	2,463,271
Wells Fargo & Co.	791,949	34,861,595
Western Union Co.	86,585	1,443,372
XL Group PLC	44,968	1,438,526
Zions Bancorp.	30,453	893,186

		451,535,667

Health Care - 12.5%
Abbott Laboratories	252,406	9,639,385
AbbVie, Inc.	257,506	12,476,166
Actavis PLC (a)	27,946	4,557,154
Aetna, Inc.	60,559	4,174,332
Alexion Pharmaceuticals, Inc. (a)	32,400	4,033,800
Allergan, Inc.	49,192	4,774,084
AmerisourceBergen Corp.	36,686	2,587,464
Amgen, Inc.	122,345	13,957,118
Baxter International, Inc.	88,461	6,055,156
Becton Dickinson and Co.	31,397	3,409,400
Biogen Idec, Inc. (a)	39,131	11,385,947
Boston Scientific Corp. (a)	219,034	2,536,414
Bristol-Myers Squibb Co.	267,316	13,734,696
C.R. Bard, Inc.	12,897	1,791,135
Cardinal Health, Inc.	53,957	3,485,622
CareFusion Corp. (a)	33,878	1,350,038

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

	Shares	Market Value

Celgene Corp. (a)	66,818	$10,809,148
Cerner Corp. (a)	50,100	2,879,247
CIGNA Corp.	45,996	4,022,350
Covidien PLC	77,100	5,262,846
DaVita, Inc. (a)	30,700	1,828,185
Dentsply International, Inc.	23,300	1,108,148
Edwards Lifesciences Corp. (a)	19,000	1,245,070
Eli Lilly & Co.	160,675	8,069,099
Express Scripts Holding Co. (a)	133,214	8,971,963
Forest Laboratories, Inc. (a)	37,402	1,919,097
Gilead Sciences, Inc. (a)	250,498	18,739,755
Hospira, Inc. (a)	25,303	994,661
Humana, Inc.	25,207	2,621,276
Intuitive Surgical, Inc. (a)	6,300	2,374,470
Johnson & Johnson	461,549	43,690,228
Laboratory Corp. of America Holdings (a)	15,422	1,570,731
Life Technologies Corp. (a)	27,887	2,111,046
McKesson Corp.	37,255	6,180,232
Mead Johnson Nutrition Co.	32,618	2,756,547
Medtronic, Inc.	163,778	9,387,755
Merck & Co., Inc.	477,870	23,812,262
Mylan, Inc. (a)	63,209	2,789,413
Patterson Cos., Inc.	12,894	534,972
Perrigo Co.	16,200	2,525,418
Pfizer, Inc.	1,085,081	34,429,620
Quest Diagnostics, Inc.	25,600	1,560,064
Regeneron Pharmaceuticals, Inc. (a)	12,600	3,702,636
St. Jude Medical, Inc.	46,626	2,723,891
Stryker Corp.	49,689	3,697,855
Tenet Healthcare Corp. (a)	15,542	670,637
UnitedHealth Group, Inc.	165,096	12,296,350
Varian Medical Systems, Inc. (a)	18,060	1,409,583
Vertex Pharmaceuticals, Inc. (a)	37,500	2,603,250
WellPoint, Inc.	50,338	4,675,394
Zimmer Holdings, Inc.	26,952	2,463,682
Zoetis, Inc.	79,448	2,474,805

		338,859,597

Industrials - 10.8%
3M Co.	105,472	14,081,567
ADT Corp.	36,250	1,470,300
AMETEK, Inc.	39,400	1,939,268
Amphenol Corp. Class A	26,100	2,218,500
Avery Dennison Corp.	15,388	752,473
Boeing Co.	112,688	15,128,364
Caterpillar, Inc.	105,379	8,915,063
CH Robinson Worldwide, Inc.	25,861	1,516,230
Cintas Corp.	17,588	976,134

	Shares	Market Value
CSX Corp.	171,214	$4,669,006
Cummins, Inc.	28,358	3,753,465
Danaher Corp.	99,472	7,440,506
Deere & Co.	62,337	5,251,269
Delta Air Lines, Inc.	139,300	4,036,914
Dover Corp.	27,895	2,531,192
Eaton Corp. PLC	78,824	5,727,352
Emerson Electric Co.	118,548	7,941,530
Equifax, Inc.	19,983	1,345,455
Expeditors International of Washington, Inc.	34,020	1,477,829
Fastenal Co.	44,300	2,061,279
FedEx Corp.	47,900	6,643,730
First Solar, Inc. (a)	10,570	632,297
Flir Systems, Inc.	23,500	697,245
Flowserve Corp.	21,900	1,563,222
Fluor Corp.	26,060	2,027,729
Fortune Brands Home & Security, Inc.	1,145	49,922
General Dynamics Corp.	54,061	4,955,231
General Electric Co.	1,667,633	44,459,096
Honeywell International, Inc.	128,881	11,407,257
Illinois Tool Works, Inc.	66,271	5,273,846
Ingersoll-Rand PLC	44,500	3,178,190
Iron Mountain, Inc.	26,910	756,709
Jacobs Engineering Group, Inc. (a)	20,400	1,219,308
Joy Global, Inc.	17,200	972,832
Kansas City Southern	17,500	2,117,850
L-3 Communications Holdings, Inc.	14,403	1,490,134
Leggett & Platt, Inc.	24,198	731,022
Lockheed Martin Corp.	43,552	6,170,012
Masco Corp.	57,123	1,280,698
Nielsen Holdings NV	33,300	1,437,228
Norfolk Southern Corp.	50,055	4,389,323
Northrop Grumman Corp.	38,911	4,384,491
PACCAR, Inc.	56,774	3,253,718
Pall Corp.	18,609	1,557,573
Parker Hannifin Corp.	23,903	2,816,730
Pentair, Ltd.	33,495	2,368,766
Pitney Bowes, Inc.	29,727	688,775
Precision Castparts Corp.	24,007	6,204,609
Quanta Services, Inc. (a)	35,000	1,036,350
Raytheon Co.	52,382	4,645,236
Republic Services, Inc.	47,503	1,658,330
Robert Half International, Inc.	23,540	909,350
Rockwell Automation, Inc.	22,505	2,556,118
Rockwell Collins, Inc.	22,531	1,638,680
Roper Industries, Inc.	16,100	2,088,170
Ryder System, Inc.	7,921	553,203
Southwest Airlines Co.	114,186	2,122,718
Stericycle, Inc. (a)	14,100	1,656,468
Textron, Inc.	44,839	1,490,000

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

	Shares	Market Value

Thermo Fisher Scientific, Inc.	59,624	$6,013,080
Tyco International Ltd.	74,300	2,833,802
Union Pacific Corp.	75,368	12,212,631
United Parcel Service, Inc. Class B	118,146	12,095,787
United Technologies Corp.	137,678	15,262,983
W.W. Grainger, Inc.	10,069	2,596,996
Waste Management, Inc.	73,139	3,340,990
Xylem, Inc.	28,692	991,596

		291,663,727

Information Technology - 15.8%
Accenture PLC Class A	107,000	8,289,290
Adobe Systems, Inc. (a)	75,257	4,273,092
Agilent Technologies, Inc.	54,968	2,944,636
Akamai Technologies, Inc. (a)	28,924	1,293,481
Altera Corp.	50,554	1,630,367
Analog Devices, Inc.	50,069	2,414,327
AOL, Inc. (a)	1	45
Apple, Inc.	148,584	82,623,105
Applied Materials, Inc.	194,207	3,359,781
Autodesk, Inc. (a)	36,476	1,650,539
Automatic Data Processing, Inc.	78,417	6,274,928
Broadcom Corp. Class A	88,659	2,366,309
CA, Inc.	53,099	1,752,267
Cisco Systems, Inc.	875,919	18,613,279
Citrix Systems, Inc. (a)	29,667	1,759,846
Cognizant Technology Solutions Corp. Class A (a)	48,984	4,599,108
Computer Sciences Corp.	23,144	1,217,837
Corning, Inc.	234,476	4,004,850
Dun & Bradstreet Corp.	7,100	829,635
Electronic Arts, Inc. (a)	50,400	1,117,872
EMC Corp.	342,684	8,173,013
F5 Networks, Inc. (a)	12,200	1,003,572
Fidelity National Information Services, Inc.	46,777	2,370,658
Fiserv, Inc. (a)	21,052	2,313,404
Google, Inc. Class A (a)	45,790	48,518,626
Harris Corp.	18,600	1,199,886
Hewlett-Packard Co.	313,416	8,571,928
Intel Corp.	811,156	19,337,959
International Business Machines Corp.	168,842	30,337,531
Intuit, Inc.	47,863	3,552,871
Jabil Circuit, Inc.	27,551	558,459
Juniper Networks, Inc. (a)	84,393	1,710,646
KLA-Tencor Corp.	27,005	1,724,809
Lam Research Corp. (a)	25,858	1,347,460

	Shares	Market Value
Linear Technology Corp.	37,363	$1,589,796
LSI Corp. (a)	89,162	719,537
Microchip Technology, Inc.	32,589	1,410,778
Micron Technology, Inc. (a)	174,862	3,689,588
Microsoft Corp. (b)	1,241,335	47,332,104
Molex, Inc.	23,205	896,641
Motorola Solutions, Inc.	38,152	2,513,454
NetApp, Inc.	57,357	2,365,976
NVIDIA Corp.	99,956	1,559,314
Oracle Corp.	582,762	20,565,671
PerkinElmer, Inc.	19,218	731,053
QUALCOMM, Inc.	281,911	20,743,011
Red Hat, Inc. (a)	29,800	1,396,130
Salesforce.com, Inc. (a)	89,700	4,672,473
SanDisk Corp.	38,367	2,614,711
Seagate Technology PLC	51,800	2,540,272
Symantec Corp.	113,463	2,551,783
TE Connectivity, Ltd.	67,300	3,548,056
Teradata Corp. (a)	25,320	1,155,605
Teradyne, Inc. (a)	28,149	479,377
Texas Instruments, Inc.	181,499	7,804,457
VeriSign, Inc. (a)	24,721	1,405,636
Waters Corp. (a)	13,765	1,370,030
Western Digital Corp.	36,200	2,716,448
Xerox Corp.	186,701	2,124,657
Xilinx, Inc.	42,502	1,888,364
Yahoo!, Inc. (a)	154,519	5,714,113

		427,834,451

Materials — 3.5%
Air Products & Chemicals, Inc.	34,009	3,701,199
Airgas, Inc.	11,600	1,260,108
Alcoa, Inc.	169,749	1,631,288
Allegheny Technologies, Inc.	17,228	572,314
Ball Corp.	25,024	1,250,700
Bemis Co., Inc.	17,462	681,542
CF Industries Holdings, Inc.	9,250	2,010,765
Cliffs Natural Resources, Inc.	22,200	555,222
Dow Chemical Co.	197,728	7,723,256
E.I. du Pont de Nemours & Co.	152,112	9,336,635
Eastman Chemical Co.	24,808	1,910,960
Ecolab, Inc.	43,766	4,690,402
FMC Corp.	21,400	1,559,204
Freeport-McMoRan Copper & Gold, Inc. Class B	172,104	5,970,288
International Flavors & Fragrances, Inc.	13,031	1,151,289
International Paper Co.	71,411	3,331,323
LyondellBasell Industries NV	72,200	5,572,396
MeadWestvaco Corp.	28,820	1,011,870
Monsanto Co.	88,255	10,001,939

State Street Equity 500 Index Portfolio	9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

	Shares	Market Value

Mosaic Co.	54,900	$2,629,710
Newmont Mining Corp.	78,406	1,946,821
Nucor Corp.	51,654	2,637,453
Owens-Illinois, Inc. (a)	26,300	867,900
Plum Creek Timber Co., Inc.	31,411	1,373,917
PPG Industries, Inc.	23,271	4,283,260
Praxair, Inc.	48,411	6,112,373
Sealed Air Corp.	31,392	1,007,997
Sherwin-Williams Co.	14,196	2,598,294
Sigma-Aldrich Corp.	19,134	1,650,116
United States Steel Corp.	21,478	575,825
Vulcan Materials Co.	21,361	1,204,120
Weyerhaeuser Co.	94,874	2,858,554

		93,669,040

Telecommunication Services - 2.3%
AT&T, Inc.	866,050	30,493,620
CenturyLink, Inc.	99,565	3,056,646
Crown Castle International Corp. (a)	53,500	3,971,305
Frontier Communications Corp.	165,844	776,150
JDS Uniphase Corp. (a)	37,923	460,385
Verizon Communications, Inc.	469,766	23,309,789
Windstream Holdings, Inc.	99,213	800,649

		62,868,544

Utilities - 2.9%
AES Corp.	103,195	1,503,551
AGL Resources, Inc.	18,100	842,374
Ameren Corp.	37,560	1,346,526
American Electric Power Co., Inc.	81,852	3,851,955
CenterPoint Energy, Inc.	69,711	1,633,329
CMS Energy Corp.	42,056	1,116,166
Consolidated Edison, Inc.	47,252	2,608,783
Dominion Resources, Inc.	94,562	6,138,019
DTE Energy Co.	27,484	1,834,282
Duke Energy Corp.	115,383	8,072,195
Edison International	52,219	2,413,040
Entergy Corp.	28,998	1,794,686
Exelon Corp.	144,343	3,884,270
FirstEnergy Corp.	67,022	2,186,928
Integrys Energy Group, Inc.	12,916	694,106
NextEra Energy, Inc.	68,921	5,830,027
NiSource, Inc.	50,582	1,599,403
Northeast Utilities	50,060	2,056,465
NRG Energy, Inc.	51,700	1,367,982
Oneok, Inc.	32,200	1,869,854
Pepco Holdings, Inc.	41,200	786,096
PG&E Corp.	70,826	2,859,246
Pinnacle West Capital Corp.	17,860	953,010
PPL Corp.	100,475	3,085,587
Public Service Enterprise Group, Inc.	80,924	2,645,405

	Shares	Market Value
SCANA Corp.	22,300	$1,051,891
Sempra Energy	36,886	3,262,198
Southern Co.	144,343	5,864,656
TECO Energy, Inc.	34,951	595,565
Wisconsin Energy Corp.	38,100	1,591,437
Xcel Energy, Inc.	79,051	2,215,009

		77,554,041

Total Common Stocks (cost: $1,256,146,339)		2,624,083,854

	Par Amount

U.S. Government Securities - 0.2%
U.S. Treasury Bill (b)(d)(e) 0.01% due 12/12/2013	$1,150,000	$1,149,996
U.S. Treasury Bill (b)(d)(e) 0.05% due 12/12/2013	1,000,000	999,985
U.S. Treasury Bill (b)(d)(e) 0.01% due 01/16/2014	400,000	400,000
U.S. Treasury Bill (b)(d)(e) 0.05% due 02/20/2014	1,610,000	1,609,819

Total U.S. Government Securities (cost: $4,159,800)		4,159,800

	Shares

Money Market Fund - 2.4%
State Street Institutional Liquid Reserves Fund 0.07% (c)(f)	64,756,186	64,756,186

Total Money Market Fund (cost: $64,756,186)		64,756,186

Total Investments(g)† - 99.7% (cost $1,325,062,325 (h))		2,692,999,840

Other Assets in Excess of Liabilities - 0.3%		8,154,024

Net Assets - 100.0%		$2,701,153,864

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase.
(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2013 was $1,386,047,514 and $18,109,999, respectively, resulting in net unrealized appreciation of investments of $1,367,937,515.

10	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
PLC=	Public Limited Company
REIT=	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

ASSETS:

INVESTMENTS:
Common Stocks	$2,624,083,854	$—	$—	$2,624,083,854
U.S. Government Securities	—	4,159,800	—	4,159,800
Money Market Fund	64,756,186	—	—	64,756,186

Total Investments	2,688,840,040	4,159,800	—	2,692,999,840

Other Assets:
Futures contracts	4,920,558	—	—	4,920,558

Total	$2,693,760,598	$4,159,800	$—	$2,697,920,398

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the eleven months ended November 30, 2013, there were no transfers between levels.

State Street Equity 500 Index Portfolio	11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2013	803	$72,434,615	$4,920,558

Total unrealized appreciation on open futures contracts purchased			$4,920,558

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into the appropriate risk category, discloses the amount related to the Portfolio’s use of derivative instruments and hedging activities at November 30, 2013:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$4,920,558	$4,920,558

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended November 30, 2013, was $54,516,082.

12	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2013 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending November 30, 2013 were as follows:

Security Description	Number of Shares Held at 12/31/12	Shares Purchased for the Eleven Months Ended 11/30/13	Shares Sold for the Eleven Months Ended 11/30/13	Number of Shares Held at 11/30/13	Value at 11/30/13	Income Earned for the Eleven Months Ended 11/30/13	Realized Gain on Shares Sold

State Street Corp.	72,725	—	—	72,725	$5,280,562	$56,726	$—
State Street Institutional Liquid Reserves Fund	25,053,183	286,175,703	246,472,700	64,756,186	64,756,186	46,357	—

State Street Equity 500 Index Portfolio	13

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	January 27, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer and
Principal Financial Officer

Date:	January 27, 2014